UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/19

Item 1. Schedule of Investments.

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2019 (unaudited)
Franklin Adjustable U.S. Government Securities Fund
	Principal
	Amount	Value

Mortgage-Backed Securities 96.8%
[a] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 20.0%
FHLMC, 2.467%, (12-month USD LIBOR +/- MBS Margin), 5/01/45	$14,746,131	$14,847,145
FHLMC, 3.561%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	3,256,269	3,386,307
FHLMC, 3.821%, (12-month USD LIBOR +/- MBS Margin), 12/01/35	3,098,795	3,248,269
FHLMC, 3.78% - 4.036%, (12-month USD LIBOR +/- MBS Margin), 12/01/35 - 4/01/40	7,444,022	7,786,361
FHLMC, 4.086%, (12-month USD LIBOR +/- MBS Margin), 9/01/35	5,523,742	5,715,739
FHLMC, 4.116%, (12-month USD LIBOR +/- MBS Margin), 7/01/35	7,709,266	8,105,609
FHLMC, 4.125% - 4.148%, (6-month USD LIBOR +/- MBS Margin), 4/01/36 - 1/01/37	1,526,572	1,579,790
FHLMC, 4.038% - 4.17%, (12-month USD LIBOR +/- MBS Margin), 1/01/36 - 11/01/37	7,390,262	7,750,579
FHLMC, 4.174% - 4.204%, (12-month USD LIBOR +/- MBS Margin), 6/01/35 - 5/01/38	7,313,389	7,658,588
FHLMC, 4.058% - 4.254%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34 - 11/01/36	6,634,953	7,003,652
FHLMC, 4.268%, (12-month USD LIBOR +/- MBS Margin), 6/01/37	7,318,735	7,737,127
FHLMC, 4.30%, (12-month USD LIBOR +/- MBS Margin), 9/01/37	18,796,769	19,737,141
FHLMC, 4.30%, (12-month USD LIBOR +/- MBS Margin), 10/01/41	3,551,240	3,701,886
FHLMC, 4.214% - 4.321%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 - 5/01/40	5,910,909	6,194,362
FHLMC, 4.394%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	3,680,854	3,874,824
FHLMC, 4.323% - 4.394%, (12-month USD LIBOR +/- MBS Margin), 6/01/35 - 10/01/38	6,806,432	7,130,922
FHLMC, 4.264% - 4.43%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33 - 4/01/37	5,058,506	5,332,363
FHLMC, 4.433%, (12-month USD LIBOR +/- MBS Margin), 11/01/37	3,241,412	3,401,450
FHLMC, 4.447% - 4.487%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36 - 6/01/37	5,631,082	5,937,756
FHLMC, 4.415% - 4.566%, (12-month USD LIBOR +/- MBS Margin), 8/01/34 - 11/01/41	6,905,582	7,247,411
FHLMC, 4.614%, (12-month USD LIBOR +/- MBS Margin), 11/01/40	4,088,589	4,276,318
FHLMC, 4.73%, (12-month USD LIBOR +/- MBS Margin), 1/01/37	3,510,443	3,737,790
FHLMC, 4.586% - 4.795%, (12-month USD LIBOR +/- MBS Margin), 11/01/35 - 12/01/37	5,613,800	5,901,005
FHLMC, 4.862%, (12-month USD LIBOR +/- MBS Margin), 12/01/34	2,412,880	2,542,275
FHLMC, 4.68% - 5.747%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/34 - 9/01/35	5,120,303	5,480,555
		159,315,224
[a] Federal National Mortgage Association (FNMA) Adjustable Rate 76.7%
FNMA, 2.212%, (12-month USD LIBOR +/- MBS Margin), 3/01/46	9,649,023	9,650,529
FNMA, 2.327%, (12-month USD LIBOR +/- MBS Margin), 4/01/45	5,334,450	5,337,378
FNMA, 1.764% - 2.877%, (11th District COF +/- MBS Margin), 3/01/19 - 11/01/40	7,037,295	7,067,074
FNMA, 3.414%, (11th District COF +/- MBS Margin), 4/01/34	18,379,718	18,786,488
FNMA, 3.839%, (12-month USD LIBOR +/- MBS Margin), 11/01/42	11,204,709	11,719,571
FNMA, 3.174% - 3.877%, (12-month USD LIBOR +/- MBS Margin), 2/01/32 - 3/01/42	7,235,476	7,542,232
FNMA, 2.975% - 3.928%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/19 - 11/01/44	7,733,067	7,858,789
FNMA, 3.885% - 3.939%, (12-month USD LIBOR +/- MBS Margin), 3/01/33 - 4/01/38	7,235,653	7,547,859
FNMA, 3.94% - 3.995%, (12-month USD LIBOR +/- MBS Margin), 3/01/33 - 4/01/41.	6,859,813	7,147,011
FNMA, 2.973% - 4.015%, (6-month USD LIBOR +/- MBS Margin), 6/01/21 - 3/01/38.	7,299,741	7,504,450
FNMA, 3.995% - 4.046%, (12-month USD LIBOR +/- MBS Margin), 3/01/32 - 4/01/40	7,663,476	7,969,068
FNMA, 4.017% - 4.074%, (6-month USD LIBOR +/- MBS Margin), 12/01/24 - 1/01/37	6,584,392	6,793,806
FNMA, 4.049% - 4.09%, (12-month USD LIBOR +/- MBS Margin), 6/01/33 - 3/01/47.	6,556,851	6,851,200
FNMA, 4.094% - 4.126%, (12-month USD LIBOR +/- MBS Margin), 4/01/32 - 9/01/37	5,489,132	5,707,704
FNMA, 4.08% - 4.128%, (6-month USD LIBOR +/- MBS Margin), 9/01/23 - 1/01/37.	7,543,931	7,805,991
FNMA, 4.133%, (12-month USD LIBOR +/- MBS Margin), 5/01/40	3,451,378	3,607,159
FNMA, 4.139%, (12-month USD LIBOR +/- MBS Margin), 5/01/39	6,297,814	6,545,123
FNMA, 4.143%, (12-month USD LIBOR +/- MBS Margin), 3/01/35	7,549,709	7,903,259
FNMA, 4.157%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	6,267,161	6,507,153
FNMA, 4.129% - 4.158%, (12-month USD LIBOR +/- MBS Margin), 4/01/33 - 11/01/37	6,856,293	7,176,939
FNMA, 4.17%, (6-month USD LIBOR +/- MBS Margin), 12/01/34	4,164,805	4,295,097
FNMA, 3.939% - 4.173%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/19 - 9/01/39	7,283,003	7,573,591
FNMA, 4.177%, (12-month USD LIBOR +/- MBS Margin), 1/01/39	5,308,254	5,548,031
FNMA, 3.115% - 4.18%, (1-month USD LIBOR +/- MBS Margin), 10/01/26 - 10/01/34	466,637	473,706

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Adjustable U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[a] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 4.159% - 4.195%, (12-month USD LIBOR +/- MBS Margin), 9/01/32 - 11/01/42	$7,567,705	$7,923,528
FNMA, 4.13% - 4.218%, (6-month USD LIBOR +/- MBS Margin), 8/01/27 - 7/01/37.	7,678,961	7,962,770
FNMA, 4.198% - 4.244%, (12-month USD LIBOR +/- MBS Margin), 5/01/33 - 4/01/44	6,148,743	6,411,308
FNMA, 4.257%, (12-month USD LIBOR +/- MBS Margin), 7/01/42	9,751,529	10,150,381
FNMA, 4.245% - 4.258%, (12-month USD LIBOR +/- MBS Margin), 6/01/33 - 4/01/40	4,900,375	5,122,372
FNMA, 4.258% - 4.274%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 3/01/40	7,229,861	7,512,024
FNMA, 4.274% - 4.296%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 7/01/37	7,094,210	7,426,176
FNMA, 4.296%, (12-month USD LIBOR +/- MBS Margin), 8/01/35	3,186,819	3,344,872
FNMA, 4.309%, (12-month USD LIBOR +/- MBS Margin), 9/01/39	3,109,645	3,260,955
FNMA, 4.219% - 4.317%, (6-month USD LIBOR +/- MBS Margin), 9/01/23 - 8/01/37.	7,432,007	7,702,628
FNMA, 4.298% - 4.323%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 5/01/48	6,941,952	7,232,501
FNMA, 4.324%, (12-month USD LIBOR +/- MBS Margin), 9/01/40	3,064,383	3,215,093
FNMA, 4.323% - 4.345%, (12-month USD LIBOR +/- MBS Margin), 6/01/33 - 9/01/38	7,588,130	7,920,856
FNMA, 4.349%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	4,487,210	4,731,342
FNMA, 4.176% - 4.355%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/19 - 1/01/40	7,655,190	7,958,842
FNMA, 4.355%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	15,878,103	16,745,000
FNMA, 4.359%, (12-month USD LIBOR +/- MBS Margin), 3/01/37	4,277,343	4,468,765
FNMA, 4.36%, (12-month USD LIBOR +/- MBS Margin), 2/01/43	9,780,065	10,138,638
FNMA, 4.345% - 4.363%, (12-month USD LIBOR +/- MBS Margin), 2/01/33 - 7/01/38	5,437,601	5,696,022
FNMA, 4.373%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	3,951,008	4,126,692
FNMA, 4.374%, (12-month USD LIBOR +/- MBS Margin), 10/01/38	8,195,647	8,629,586
FNMA, 4.363% - 4.375%, (12-month USD LIBOR +/- MBS Margin), 2/01/33 - 12/01/43	7,350,556	7,667,129
FNMA, 4.382%, (12-month USD LIBOR +/- MBS Margin), 4/01/40	10,052,537	10,543,663
FNMA, 4.391%, (12-month USD LIBOR +/- MBS Margin), 2/01/42	3,994,263	4,195,782
FNMA, 4.375% - 4.396%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 3/01/39	7,383,697	7,718,326
FNMA, 4.396% - 4.399%, (12-month USD LIBOR +/- MBS Margin), 2/01/34 - 9/01/38	6,353,812	6,654,703
FNMA, 4.40% - 4.404%, (12-month USD LIBOR +/- MBS Margin), 9/01/33 - 3/01/40.	6,732,467	7,067,475
FNMA, 4.356% - 4.408%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/23 - 12/01/40	7,478,287	7,852,136
FNMA, 4.42%, (12-month USD LIBOR +/- MBS Margin), 5/01/38	4,480,081	4,697,002
FNMA, 4.404% - 4.421%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 7/01/42	6,514,290	6,803,770
FNMA, 4.428%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	3,472,384	3,631,652
FNMA, 4.423% - 4.435%, (12-month USD LIBOR +/- MBS Margin), 7/01/33 - 6/01/38	6,092,838	6,374,370
FNMA, 4.435% - 4.442%, (12-month USD LIBOR +/- MBS Margin), 10/01/33 - 5/01/48	6,918,954	7,245,510
FNMA, 4.442%, (12-month USD LIBOR +/- MBS Margin), 9/01/42	8,843,589	9,200,508
FNMA, 4.455%, (12-month USD LIBOR +/- MBS Margin), 11/01/34	4,068,372	4,251,060
FNMA, 4.457%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/36	3,768,366	3,951,800
FNMA, 4.442% - 4.458%, (12-month USD LIBOR +/- MBS Margin), 7/01/33 - 11/01/39	6,963,185	7,285,491
FNMA, 4.41% - 4.472%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/19 - 5/01/38	7,590,625	7,950,081
FNMA, 4.458% - 4.473%, (12-month USD LIBOR +/- MBS Margin), 10/01/33 - 3/01/38	7,462,546	7,809,694
FNMA, 4.474% - 4.484%, (12-month USD LIBOR +/- MBS Margin), 9/01/32 - 7/01/42	6,831,248	7,139,882
FNMA, 4.484% - 4.50%, (12-month USD LIBOR +/- MBS Margin), 4/01/34 - 3/01/41.	7,471,078	7,833,289
FNMA, 4.504%, (12-month USD LIBOR +/- MBS Margin), 10/01/38	3,938,960	4,132,251
FNMA, 4.505%, (12-month USD LIBOR +/- MBS Margin), 1/01/37	4,455,032	4,681,168
FNMA, 4.507%, (12-month USD LIBOR +/- MBS Margin), 6/01/35	3,582,891	3,769,156
FNMA, 4.51%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	4,013,670	4,190,578
FNMA, 4.50% - 4.52%, (12-month USD LIBOR +/- MBS Margin), 12/01/32 - 11/01/42	7,036,077	7,327,028
FNMA, 4.52%, (12-month USD LIBOR +/- MBS Margin), 11/01/34	4,891,739	5,124,313
FNMA, 4.52% - 4.528%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 11/01/37	7,380,359	7,752,635
FNMA, 4.528% - 4.54%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 2/01/43	6,831,551	7,165,990
FNMA, 4.542%, (12-month USD LIBOR +/- MBS Margin), 3/01/41	5,425,455	5,666,601
FNMA, 4.54% - 4.553%, (12-month USD LIBOR +/- MBS Margin), 6/01/33 - 9/01/37.	6,721,405	7,026,432
FNMA, 4.554% - 4.569%, (12-month USD LIBOR +/- MBS Margin), 9/01/33 - 12/01/40	6,794,840	7,122,150

|2

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Adjustable U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[a] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 4.57% - 4.585%, (12-month USD LIBOR +/- MBS Margin), 2/01/33 - 12/01/39	$6,637,372	$6,938,583
FNMA, 4.474% - 4.613%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/20 - 7/01/38	7,518,775	7,882,121
FNMA, 4.59% - 4.615%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 12/01/39	7,583,690	7,954,638
FNMA, 4.62%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	3,989,079	4,197,909
FNMA, 4.623%, (12-month USD LIBOR +/- MBS Margin), 7/01/40	3,823,021	4,011,576
FNMA, 4.617% - 4.692%, (12-month USD LIBOR +/- MBS Margin), 9/01/19 - 11/01/41	6,653,591	6,961,052
FNMA, 3.465% - 4.692%, (US 5 Year CMT T-Note +/- MBS Margin), 5/01/26 - 2/01/30	115,160	119,598
FNMA, 4.711%, (12-month USD LIBOR +/- MBS Margin), 5/01/40	9,724,850	10,150,752
FNMA, 4.614% - 4.83%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/20 - 7/01/40	7,599,596	7,876,475
FNMA, 4.694% - 4.838%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 1/01/42	7,599,031	7,955,984
FNMA, 4.915%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	3,558,748	3,737,495
FNMA, 2.514% - 4.97%, (US 3 Year CMT T-Note +/- MBS Margin), 12/01/19 - 1/01/35	644,382	661,398
FNMA, 4.851% - 5.515%, (12-month USD LIBOR +/- MBS Margin), 7/01/33 - 1/01/39	6,494,615	6,837,866
FNMA, 4.32% - 5.79%, (6-month USD LIBOR +/- MBS Margin), 11/01/23 - 6/01/38.	5,264,621	5,478,596
FNMA, 4.832% - 6.805%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/22 - 2/01/38	5,715,828	5,948,398
FNMA, 2.882% - 6.989%, (11th District COF +/- MBS Margin), 4/01/19 - 11/01/36	2,539,820	2,582,745
FNMA, 3.875% - 7.67%, (6-month US T-Bill +/- MBS Margin), 7/01/19 - 11/01/34	204,809	208,381
		611,934,751
[a] Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA, 3.375% - 4.125%, (US 1 Year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36	960,119	981,151
Total Mortgage-Backed Securities (Cost $774,979,885)		772,231,126

	Shares

Short Term Investments (Cost $21,223,114) 2.7%

Money Market Funds 2.7%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%.	21,223,114	21,223,114
Total Investments (Cost $796,202,999) 99.5%		793,454,240
Other Assets, less Liabilities 0.5%		4,206,609
Net Assets 100.0%		$797,660,849

See Abbreviations on page 103.

aAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
bSee Note 7 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|3

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2019 (unaudited)
Franklin Balanced Fund
	Country	Shares	Value
Common Stocks 37.3%
Communication Services 1.3%
Verizon Communications Inc	United States	850,000	$46,801,000
Consumer Discretionary 1.3%
Ford Motor Co	United States	5,000,000	44,000,000
Consumer Staples 5.1%
The Coca-Cola Co	United States	650,200	31,294,126
Nestle SA	Switzerland	500,000	43,230,000
PepsiCo Inc	United States	337,200	37,992,324
Philip Morris International Inc	United States	300,000	23,016,000
The Procter & Gamble Co	United States	425,000	40,999,750
			176,532,200
Energy 3.5%
Chevron Corp	United States	400,000	45,860,000
Exxon Mobil Corp	United States	550,000	40,304,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	545,000	33,642,850
			119,806,850
Financials 5.6%
Bank of America Corp	United States	1,496,715	42,611,476
[a] The Charles Schwab Corp	United States	505,000	23,618,850
[a] JPMorgan Chase & Co	United States	500,000	51,750,000
The Toronto-Dominion Bank.	Canada	415,000	23,368,650
Wells Fargo & Co	United States	1,100,000	53,801,000
			195,149,976
Health Care 4.2%
AbbVie Inc	United States	200,000	16,058,000
AstraZeneca PLC, ADR	United Kingdom	1,100,000	40,238,000
[a] Bristol-Myers Squibb Co	United States	300,000	14,811,000
Johnson & Johnson	United States	200,000	26,616,000
Pfizer Inc	United States	1,150,000	48,817,500
			146,540,500
Industrials 4.1%
FedEx Corp	United States	100,000	17,757,000
General Dynamics Corp	United States	150,000	25,675,500
Honeywell International Inc	United States	200,000	28,726,000
Northrop Grumman Corp	United States	105,000	28,932,750
Raytheon Co	United States	260,000	42,837,600
			143,928,850
Information Technology 5.2%
[a] Analog Devices Inc	United States	350,000	34,601,000
[a] Apple Inc	United States	100,000	16,644,000
Cisco Systems Inc	United States	500,000	23,645,000
[a] Intel Corp	United States	500,000	23,560,000
Microsoft Corp	United States	215,000	22,452,450
[a] Texas Instruments Inc	United States	600,000	60,408,000
			181,310,450
Materials 1.5%
BASF SE	Germany	400,000	29,223,177
DowDuPont Inc	United States	400,000	21,524,000
			50,747,177

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Real Estate 2.3%
[a] American Tower Corp	United States	305,970	$52,883,855
Host Hotels & Resorts Inc	United States	1,500,000	27,090,000
			79,973,855
Utilities 3.2%
Dominion Energy Inc	United States	528,200	37,100,768
NextEra Energy Inc	United States	115,440	20,661,451
Sempra Energy	United States	300,000	35,094,000
The Southern Co	United States	350,000	17,010,000
			109,866,219
Total Common Stocks (Cost $1,041,368,733)			1,294,657,077
Management Investment Companies 1.0%
Financials 1.0%
[b] Franklin FTSE Europe Hedged ETF	United States	750,000	16,138,950
[b] Franklin FTSE Japan Hedged ETF	United States	750,000	16,893,150
Total Management Investment Companies
(Cost $38,170,750)			33,032,100
Equity-Linked Securities 13.4%
Communication Services 3.0%
[c] Goldman Sachs International into Alphabet Inc., 7.00%, A, 144A	United States	15,000	16,613,497
[c] Royal Bank of Canada into Comcast Corp., 7.50%, 144A	United States	1,485,000	53,380,447
[c] UBS AG London into Alphabet Inc., 6.00%, 144A	United States	29,000	31,651,626
			101,645,570
Consumer Discretionary 1.0%
[c] Citigroup Global Markets Holdings Inc. into Amazon.com Inc., 9.00%, 144A	United States	20,000	35,333,608
Consumer Staples 1.0%
[c] Citigroup Global Markets Holdings Inc. into The Procter & Gamble Co., 6.50%, 144A	United States	365,000	35,389,342
Industrials 1.6%
[c] Barclays Bank PLC into General Electric Co., 7.00%, 144A	United States	2,390,000	25,386,934
[c] Goldman Sachs International into Union Pacific Corp., 7.50%, 144A	United States	200,000	30,625,276
			56,012,210
Information Technology 6.8%
[c] Barclays Bank PLC into Broadcom Inc., 8.50%, 144A	United States	156,000	41,098,206
[c] BNP Paribas Arbitrage Issuance BV into Microsoft Corp., 6.50%, 144A	United States	410,000	42,204,716
[c] BNP Paribas Arbitrage Issuance BV into Oracle Corp., 6.50%, 144A	United States	582,000	28,943,128
[c] Credit Suisse AG into International Business Machines Corp., 9.50%, 144A	United States	125,000	16,226,934
[c] Credit Suisse AG London into Analog Devices Inc., 7.00%, 144A	United States	430,000	41,921,963
[c] Deutsche Bank AG London into Apple Inc., 6.50%, 144A	United States	200,000	33,633,941
[c] JPMorgan Chase Financial Co. LLC into Intel Corp., 9.00%, 144A	United States	685,000	32,819,973
			236,848,861
Total Equity-Linked Securities (Cost $460,824,585)			465,229,591
Convertible Preferred Stocks (Cost $10,227,000) 0.3%
Utilities 0.3%
Sempra Energy, 6.00%, cvt. pfd., A	United States	100,000	10,033,000
Preferred Stocks (Cost $15,000,000) 0.4%
Financials 0.4%
[d] JPMorgan Chase & Co., 6.00%, pfd., EE	United States	600,000	15,366,000

|5

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
	Country	Units	Value

Index-Linked Notes (Cost $33,147,500) 0.9%
Financials 0.9%
[c,e] Morgan Stanley Finance LLC, senior note, 144A, 9.96%, 10/03/19	United States	250,000	$32,599,375

		Principal
		Amount*

Corporate Bonds 35.0%
Communication Services 2.8%
[c] CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 144A, 5.125%, 5/01/27 .	United States $	15,000,000	14,550,000
Charter Communications Operating LLC/Charter Communications Operating Capital
Corp., senior secured note, first lien, 4.908%, 7/23/25	United States	20,000,000	20,599,639
DISH DBS Corp., senior bond, 5.875%, 7/15/22	United States	12,000,000	11,445,000
[c] Sirius XM Radio Inc., senior bond, 144A, 5.375%, 4/15/25.	United States	15,000,000	15,243,750
Sprint Corp., senior note, 7.625%, 2/15/25	United States	10,000,000	10,478,000
[c] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond, first lien,
144A, 4.738%, 9/20/29	United States	25,000,000	24,908,875
			97,225,264
Consumer Discretionary 2.1%
Amazon.com Inc., senior note, 2.40%, 2/22/23	United States	10,000,000	9,871,670
Dollar General Corp.,
senior bond, 3.25%, 4/15/23	United States	15,000,000	14,826,074
senior bond, 3.875%, 4/15/27	United States	10,000,000	9,815,734
NIKE Inc., senior bond, 2.375%, 11/01/26	United States	30,000,000	28,570,543
[c] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	10,000,000	9,725,000
			72,809,021
Consumer Staples 4.5%
[c] Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., senior bond, 144A,
4.90%, 2/01/46	Belgium	10,000,000	9,509,748
BAT Capital Corp., senior note, 3.557%, 8/15/27	United Kingdom	15,000,000	13,723,122
The Clorox Co., senior bond, 3.10%, 10/01/27	United States	22,500,000	21,659,814
Costco Wholesale Corp., senior note, 2.75%, 5/18/24	United States	30,000,000	29,547,153
Kraft Heinz Foods Co., senior bond, 3.50%, 6/06/22	United States	15,000,000	15,037,611
Mondelez International Inc., senior bond, 4.00%, 2/01/24	United States	15,000,000	15,335,710
The Procter & Gamble Co., senior note, 2.70%, 2/02/26	United States	25,000,000	24,456,404
Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	15,000,000	15,129,541
Tyson Foods Inc., senior bond, 3.95%, 8/15/24	United States	12,100,000	12,220,567
			156,619,670
Energy 3.3%
Chesapeake Energy Corp., senior note, 8.00%, 1/15/25	United States	20,000,000	20,204,000
Energy Transfer Operating LP, senior bond, 3.60%, 2/01/23	United States	15,000,000	14,824,467
Kinder Morgan Energy Partners LP, senior note, 4.30%, 5/01/24.	United States	12,900,000	13,232,970
Nabors Industries Inc., senior note, 5.50%, 1/15/23	United States	25,000,000	22,625,000
Oceaneering International Inc., senior note, 6.00%, 2/01/28.	United States	20,000,000	17,200,000
The Williams Cos. Inc.,
senior note, 3.60%, 3/15/22	United States	15,000,000	15,061,319
senior note, 4.55%, 6/24/24	United States	10,000,000	10,352,981
			113,500,737

|6

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Financials 7.3%
Bank of America Corp., senior bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28	United States $	15,000,000	$14,482,751
Barclays PLC, senior note, 3.65%, 3/16/25	United Kingdom	7,500,000	7,185,562
Capital One Financial Corp.,
senior bond, 3.80%, 1/31/28	United States	20,000,000	19,357,216
senior note, 3.75%, 3/09/27	United States	10,000,000	9,675,981
Citigroup Inc.,
[f] junior sub. bond, P, 5.95% to 5/15/25, FRN thereafter, Perpetual	United States	15,000,000	14,947,125
sub. bond, 4.125%, 7/25/28	United States	15,000,000	14,892,939
Compass Bank, sub. note, 3.875%, 4/10/25	United States	15,000,000	14,607,002
The Goldman Sachs Group Inc., senior note, 3.50%, 11/16/26	United States	15,000,000	14,520,306
HSBC Holdings PLC, senior note, 4.292% to 9/12/25, FRN thereafter, 9/12/26	United Kingdom	20,000,000	20,342,400
[f] JPMorgan Chase & Co., junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter,
Perpetual	United States	15,000,000	14,981,250
[c] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	7,100,000	7,405,038
Morgan Stanley,
senior note, 3.125%, 1/23/23	United States	20,000,000	19,912,160
senior sub. bond, 4.35%, 9/08/26	United States	15,000,000	15,204,475
Navient Corp., senior note, 6.125%, 3/25/24	United States	15,000,000	14,418,750
[f] PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	12,000,000	11,507,700
[c] Pricoa Global Funding I, secured note, 144A, 2.45%, 9/21/22	United States	10,000,000	9,739,940
Prudential Financial Inc., junior sub. bond, 5.70% to 9/15/28, FRN thereafter, 9/15/48	United States	15,000,000	14,440,875
[f] Wells Fargo & Co., junior sub. bond, 5.875% to 6/15/25, FRN thereafter, Perpetual	United States	15,000,000	15,577,950
			253,199,420
Health Care 6.3%
Anthem Inc., senior bond, 3.65%, 12/01/27	United States	10,000,000	9,847,732
[c] Bausch Health Cos. Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	6,300,000	5,969,250
senior note, 144A, 5.875%, 5/15/23	United States	8,300,000	8,161,971
senior secured note, first lien, 144A, 5.50%, 11/01/25	United States	10,000,000	10,011,100
[c] Bayer U.S. Finance II LLC, senior note, 144A, 4.25%, 12/15/25	Germany	15,000,000	14,953,483
Biogen Inc., senior note, 3.625%, 9/15/22	United States	10,000,000	10,173,107
CHS/Community Health Systems Inc., senior secured note, first lien, 6.25%, 3/31/23	United States	21,400,000	20,517,250
CVS Health Corp.,
senior bond, 5.05%, 3/25/48	United States	15,000,000	15,445,757
senior note, 3.875%, 7/20/25	United States	15,000,000	15,079,459
Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	9,700,000	9,881,455
[c] Halfmoon Parent Inc., senior secured note, 144A, 3.75%, 7/15/23	United States	20,000,000	20,286,344
HCA Inc., senior note, 5.375%, 9/01/26	United States	25,000,000	25,718,750
Mylan Inc., senior bond, 4.55%, 4/15/28	United States	19,000,000	18,282,269
Mylan NV, senior note, 3.95%, 6/15/26	United States	15,000,000	14,200,800
Tenet Healthcare Corp., senior secured note, first lien, 4.625%, 7/15/24	United States	20,000,000	19,700,000
			218,228,727
Industrials 2.1%
[c] Air Canada 2013-1A Pass Through Trust, first lien, 144A, 4.125%, 11/15/26	Canada	5,330,698	5,330,965
CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	15,000,000	13,969,725
Lockheed Martin Corp., senior bond, 3.55%, 1/15/26	United States	20,000,000	20,364,510
[c,g] TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	15,000,000	15,262,500
United Rentals North America Inc., senior note, 4.625%, 10/15/25	United States	20,000,000	19,240,000
			74,167,700

|7

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Information Technology 2.3%
[c] CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States $	20,000,000	$17,098,000
[c] Dell International LLC/EMC Corp., senior secured note, first lien, 144A, 4.42%,
6/15/21	United States	18,000,000	18,319,016
Fiserv Inc., senior bond, 4.20%, 10/01/28	United States	20,000,000	19,993,233
[c] Microchip Technology Inc., senior secured note, first lien, 144A, 4.333%, 6/01/23.	United States	15,000,000	14,793,149
Xilinx Inc., senior note, 2.95%, 6/01/24	United States	11,000,000	10,819,555
			81,022,953
Materials 1.2%
DowDuPont Inc., senior note, 4.493%, 11/15/25	United States	20,000,000	21,033,875
[c] Syngenta Finance NV, senior note, 144A, 5.182%, 4/24/28	Switzerland	20,000,000	19,015,270
			40,049,145
Real Estate 1.7%
HCP Inc., senior bond, 3.875%, 8/15/24	United States	21,700,000	21,593,231
Healthcare Trust of America Holdings LP, senior note, 3.375%, 7/15/21.	United States	10,000,000	9,965,532
Prologis LP, senior note, 4.25%, 8/15/23	United States	12,000,000	12,497,886
Realty Income Corp., senior bond, 3.875%, 7/15/24	United States	15,000,000	15,117,040
			59,173,689
Utilities 1.4%
Duke Energy Corp., senior bond, 3.15%, 8/15/27	United States	20,000,000	19,176,435
[c,f] EDF SA, junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	10,000,000	9,845,150
PSEG Power LLC, senior note, 3.00%, 6/15/21	United States	20,000,000	19,753,911
			48,775,496
Total Corporate Bonds (Cost $1,213,683,908)			1,214,771,822

U.S. Government and Agency Securities 7.2%
U.S. Treasury Note,
2.25%, 3/31/20	United States	50,000,000	49,832,031
2.75%, 9/30/20	United States	100,000,000	100,414,062
2.75%, 9/15/21	United States	50,000,000	50,393,555
2.875%, 10/31/23	United States	50,000,000	50,961,914
Total U.S. Government and Agency Securities
(Cost $249,568,651)			251,601,562

	Number of	Notional
	Contracts	Amount*

Options Purchased (Cost $30,484,069) 0.8%
Puts - Exchange-Traded
S&P 500 Index, December Strike Price $2,650, Expires 12/20/19	2,000	200,000	28,640,000
Total Investments before Short Term Investments
(Cost $3,092,475,196)			3,345,930,527

|8

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
		Principal
	Country	Amount*	Value
Short Term Investments 3.8%

U.S. Government and Agency Securities (Cost $74,586,431) 2.1%
U.S. Treasury Note, 1.75%, 9/30/19	United States $	75,000,000	$74,617,675
Total Investments before Money Market Funds
(Cost $3,167,061,627)			3,420,548,202

		Shares

Money Market Funds (Cost $57,555,488) 1.7%
[b,h] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	57,555,488	57,555,488
Total Investments (Cost $3,224,617,115) 100.1%			3,478,103,690
Options Written (0.1)%			(3,688,000)
Other Assets, less Liabilities 0.0%†			1,291,761
Net Assets 100.0%			$3,475,707,451

	Number of	Notional
	Contracts	Amount*
Options Written (0.1)%
Calls - Exchange-Traded
American Tower Corp., February Strike Price $170, Expires 2/15/19	3,000	300,000	(1,110,000)
Analog Devices Inc., June Strike Price $110, Expires 6/21/19	2,000	200,000	(420,000)
Apple Inc., February Strike Price $155, Expires 2/15/19	1,000	100,000	(1,185,000)
Bristol-Myers Squibb Co, March Strike Price $55, Expires 3/15/19	3,000	300,000	(264,000)
Intel Corp., February Strike Price $52.50, Expires 2/15/19	5,000	500,000	(10,000)
JPMorgan Chase & Co., March Strike Price $110, Expires 3/15/19	1,500	150,000	(82,500)
Texas Instruments Inc., April Strike Price $110, Expires 4/18/19	2,000	200,000	(246,000)
The Charles Schwab Corp., February Strike Price $47, Expires 2/15/19	2,500	250,000	(187,500)
			(3,505,000)
Puts - Exchange-Traded
Apple Inc., February Strike Price $140, Expires 2/15/19	1,000	100,000	(9,000)
Morgan Stanley, March Strike Price $38, Expires 3/15/19	6,000	600,000	(174,000)
			(183,000)
Total Options Written (Premiums received $2,407,427)			$(3,688,000)

|9

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)

See Abbreviations on page 103.

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security is held in connection with written option contracts open at period end.
bSee Note 7 regarding investments in affiliated management investment companies.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2019, the aggregate value of these securities was $747,957,515, representing 21.5% of net assets.
dNon-income producing.
eSecurity pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta.
fPerpetual security with no stated maturity date.
gA portion or all of the security purchased on a when-issued basis.
hThe rate shown is the annualized seven-day effective yield at period end.

|10

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2019 (unaudited)
Franklin Convertible Securities Fund
	Country	Shares	Value
Common Stocks (Cost $16,345,531) 0.6%
Information Technology 0.6%
[a] Proofpoint Inc	United States	201,841	$20,561,543
Convertible Preferred Stocks 15.8%
Communication Services 1.3%
[b] Mandatory Exchangeable Trust, 5.75%, cvt. pfd., 144A	China	251,500	47,577,512
Consumer Staples 3.2%
Bunge Ltd., 4.875%, cvt. pfd	United States	630,000	62,527,500
Post Holdings Inc., 2.50%, cvt. pfd	United States	321,200	55,171,978
			117,699,478
Health Care 1.9%
Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	1,120,000	68,880,000
Industrials 5.0%
Fortive Corp., 5.00%, cvt. pfd., A	United States	70,000	68,802,300
Rexnord Corp., 5.75%, cvt. pfd	United States	1,017,500	56,491,600
Stanley Black & Decker Inc., 5.375%, cvt. pfd	United States	592,000	56,707,680
			182,001,580
Materials 1.8%
International Flavors & Fragrances Inc., 6.00%, cvt. pfd	United States	1,192,242	64,512,215
Utilities 2.6%
Sempra Energy, 6.00%, cvt. pfd., A.	United States	567,500	56,937,275
Sempra Energy, 6.75%, cvt. pfd., B.	United States	206,000	20,958,440
South Jersey Industries Inc, 7.25%, cvt. pfd	United States	360,000	17,683,200
			95,578,915
Total Convertible Preferred Stocks (Cost $535,585,508)			576,249,700

		Principal
		Amount*
Convertible Bonds 81.7%
Communication Services 8.1%
DISH Network Corp., cvt., senior bond, 3.375%, 8/15/26	United States	$45,900,000	39,106,800
[b] iQIYI Inc., cvt., senior note, 144A, 3.75%, 12/01/23	China	43,500,000	46,584,150
[b] Liberty Interactive LLC, cvt., senior bond, 144A, 1.75%, 9/30/46.	United States	37,000,000	41,593,920
Liberty Media Corp.,
cvt., senior bond, 2.25%, 9/30/46	United States	39,000,000	19,659,900
cvt., senior note, 1.375%, 10/15/23	United States	21,200,000	24,015,360
[b] Weibo Corp., cvt., senior note, 144A, 1.25%, 11/15/22	China	78,000,000	70,382,910
Zillow Group Inc.,
cvt., senior note, 2.00%, 12/01/21	United States	34,500,000	34,944,015
cvt., senior note, 1.50%, 7/01/23	United States	23,500,000	20,919,300
			297,206,355
Consumer Discretionary 12.4%
Ctrip.com International Ltd., cvt., senior note, 1.25%, 9/15/22	China	75,000,000	73,456,875
[b] Etsy Inc., cvt., senior note, 144A, zero cpn., 3/01/23	United States	40,000,000	65,125,000
GNC Holdings Inc., cvt., senior note, 1.50%, 8/15/20	United States	5,000,000	3,475,000
[b] Liberty Expedia Holdings, cvt., 144A, 1.00%, 6/30/47	United States	52,450,000	50,951,976
[b] MercadoLibre Inc., cvt., senior note, 144A, 2.00%, 8/15/28	Argentina	67,000,000	68,650,210
The Priceline Group Inc., cvt., senior note, 0.35%, 6/15/20	United States	35,000,000	49,902,055
[b] RH, cvt., senior note, 144A, zero cpn., 6/15/23.	United States	56,500,000	53,809,187

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Convertible Securities Fund (continued)
		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
Consumer Discretionary (continued)
Wayfair Inc.,
cvt., senior note, 0.375%, 9/01/22	United States	$50,000,000	$60,910,500
[b] cvt., senior note, 144A, 1.125%, 11/01/24	United States	22,000,000	25,439,920
			451,720,723
Energy 0.7%
[b] Oil States International Inc., cvt., senior note, 144A, 1.50%, 2/15/23	United States	28,000,000	24,580,164
Financials 1.9%
[b] AXA SA, cvt., senior note, 144A, 7.25%, 5/15/21	France	71,500,000	67,933,509
Health Care 15.3%
Assertio Therapeutics Inc., cvt., senior note, 2.50%, 9/01/21	United States	16,000,000	11,381,568
BioMarin Pharmaceutical Inc., cvt., senior sub. note, 1.50%, 10/15/20	United States	28,200,000	34,116,642
Clovis Oncology Inc., cvt., senior note, 1.25%, 5/01/25	United States	30,000,000	23,208,780
[b] Corium International Inc., cvt., senior note, 144A, 5.00%, 3/15/25	United States	14,500,000	14,518,125
Dermira Inc., cvt., senior note, 3.00%, 5/15/22	United States	41,120,000	31,520,824
[b] DexCom Inc., cvt., senior note, 144A, 0.75%, 12/01/23	United States	64,000,000	71,251,200
Fluidigm Corp., cvt., senior bond, 2.75%, 2/01/34	United States	11,918,000	13,720,598
Illumina Inc.,
cvt., senior note, 0.50%, 6/15/21	United States	32,500,000	41,299,050
[b] cvt., senior note, 144A, zero cpn., 8/15/23.	United States	32,750,000	33,268,039
[b] Insulet Corp., cvt., senior note, 144A, 1.375%, 11/15/24	United States	51,300,000	56,219,773
Jazz Investments I Ltd.,
cvt., senior note, 1.875%, 8/15/21	United States	35,000,000	34,425,195
cvt., senior note, 1.50%, 8/15/24	United States	39,750,000	36,911,731
Neurocrine Biosciences Inc., cvt., senior note, 2.25%, 5/15/24	United States	44,750,000	60,783,746
Novavax Inc., cvt., senior note, 3.75%, 2/01/23	United States	29,000,000	19,815,207
NuVasive Inc., cvt., senior note, 2.25%, 3/15/21	United States	12,000,000	12,876,300
Sarepta Therapeutics Inc., cvt., senior note, 1.50%, 11/15/24	United States	30,250,000	62,081,772
			557,398,550
Industrials 0.5%
The KeyW Holding Corp., cvt., senior note, 2.50%, 7/15/19	United States	20,000,000	19,901,480
Information Technology 41.6%
[b] Atlassian Inc., cvt., senior note, 144A, 0.625%, 5/01/23.	United States	65,000,000	88,237,500
[b] DocuSign Inc., cvt., senior note, 144A, 0.50%, 9/15/23	United States	65,000,000	65,487,500
Electronics for Imaging Inc., cvt., senior note, 0.75%, 9/01/19	United States	22,000,000	21,567,018
[b] Envestnet Inc., cvt., senior note, 144A, 1.75%, 6/01/23	United States	51,500,000	54,089,163
Guidewire Software Inc., cvt., senior note, 1.25%, 3/15/25	United States	49,000,000	49,786,107
HubSpot Inc., cvt., senior note, 0.25%, 6/01/22	United States	43,875,000	75,954,645
Inphi Corp., cvt., senior note, 0.75%, 9/01/21	United States	9,600,000	9,469,574
Integrated Device Technology Inc., cvt., senior note, 0.875%, 11/15/22	United States	4,700,000	7,377,040
Intel Corp., cvt., junior sub. bond, 3.25%, 8/01/39	United States	8,000,000	18,370,040
Microchip Technology Inc., cvt., 1.625%, 2/15/27	United States	69,250,000	74,270,625
Micron Technology Inc., cvt., senior bond, G, 3.00%, 11/15/43	United States	35,050,000	46,246,863
Novellus Systems Inc., cvt., senior note, 2.625%, 5/15/41	United States	2,800,000	14,564,435
NXP Semiconductors NV, cvt., senior note, 1.00%, 12/01/19	Netherlands	55,000,000	56,799,380
[b] Okta Inc., cvt., senior note, 144A, 0.25%, 2/15/23.	United States	44,500,000	80,433,750
Palo Alto Networks Inc.,
[b] cvt., senior note, 144A, 0.75%, 7/01/23	United States	53,000,000	55,393,321
cvt., senior note, zero cpn., 7/01/19	United States	10,100,000	19,644,066

|12

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Convertible Securities Fund (continued)
		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
Information Technology (continued)
[b] Q2 Holdings Inc., cvt., 144A, 0.75%, 2/15/23	United States	$32,000,000	$37,947,168
RealPage Inc., cvt., senior note, 1.50%, 11/15/22	United States	40,850,000	59,025,391
Red Hat Inc., cvt., senior note, 0.25%, 10/01/19	United States	29,250,000	70,734,017
ServiceNow Inc., cvt., senior note, zero cpn., 6/01/22	United States	50,000,000	83,731,550
Silicon Laboratories Inc., cvt., senior note, 1.375%, 3/01/22.	United States	53,700,000	57,258,806
[b] Splunk Inc., cvt., senior note, 144A, 1.125%, 9/15/25	United States	22,500,000	24,277,950
[b] Square Inc., cvt., senior note, 144A, 0.50%, 5/15/23	United States	65,000,000	77,176,450
[b] Twilio Inc., cvt., senior note, 144A, 0.25%, 6/01/23	United States	44,500,000	75,488,999
Viavi Solutions Inc.,
cvt., senior note, 1.00%, 3/01/24	United States	20,000,000	21,007,220
[b] cvt., senior note, 144A, 1.75%, 6/01/23	United States	40,969,000	42,758,690
[b] Wix.com Ltd., cvt., senior note, 144A, zero cpn., 7/01/23	Israel	56,500,000	58,928,935
Workday Inc., cvt., senior note, 0.25%, 10/01/22	United States	67,500,000	91,578,735
[b] Zendesk Inc., cvt., senior note, 144A, 0.25%, 3/15/23	United States	63,500,000	79,883,444
			1,517,488,382
Materials 1.2%
Cemex SAB de CV, cvt., sub. note, 3.72%, 3/15/20	Mexico	44,250,000	43,688,954
Total Convertible Bonds (Cost $2,653,705,250)			2,979,918,117

		Shares

Escrows and Litigation Trusts (Cost $22,362) 0.0%
[a,c] Motors Liquidation Co., Escrow Account	United States	376,200	—
Total Investments before Short Term Investments
(Cost $3,205,658,651)			3,576,729,360

Short Term Investments (Cost $58,256,548) 1.6%

Money Market Funds 1.6%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	58,256,548	58,256,548
Total Investments (Cost $3,263,915,199) 99.7%			3,634,985,908
Other Assets, less Liabilities 0.3%			9,825,614
Net Assets 100.0%			$3,644,811,522

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2019, the aggregate value of these securities was $1,477,988,465, representing 40.6% of net assets.
cFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
dSee Note 7 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day effective yield at period end.

|13

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2019 (unaudited)
Franklin Equity Income Fund
	Country	Shares	Value

Common Stocks 86.6%
Communication Services 4.7%
Comcast Corp., A	United States	865,000	$31,633,050
Rogers Communications Inc., B	Canada	310,000	16,761,700
TELUS Corp	Canada	470,000	16,472,013
Verizon Communications Inc	United States	700,000	38,542,000
			103,408,763
Consumer Discretionary 3.3%
Las Vegas Sands Corp	United States	266,000	15,523,760
Lowe’s Cos. Inc	United States	145,000	13,943,200
McDonald’s Corp	United States	162,000	28,962,360
Target Corp	United States	205,000	14,965,000
			73,394,320
Consumer Staples 8.5%
The Coca-Cola Co	United States	975,000	46,926,750
PepsiCo Inc	United States	415,000	46,758,050
The Procter & Gamble Co	United States	567,500	54,746,725
Walmart Inc	United States	415,000	39,769,450
			188,200,975
Energy 9.6%
Chevron Corp	United States	475,000	54,458,750
Exxon Mobil Corp	United States	455,934	33,410,844
Occidental Petroleum Corp	United States	512,000	34,191,360
ONEOK Inc	United States	325,000	20,868,250
Royal Dutch Shell PLC, A, ADR	United Kingdom	515,000	31,790,950
Schlumberger Ltd	United States	210,000	9,284,100
Suncor Energy Inc	Canada	880,000	28,441,600
			212,445,854
Financials 17.6%
Arthur J. Gallagher & Co	United States	210,000	15,689,100
Bank of America Corp	United States	1,600,000	45,552,000
BB&T Corp	United States	770,000	37,576,000
BlackRock Inc	United States	45,500	18,886,140
JPMorgan Chase & Co	United States	866,000	89,631,000
MetLife Inc	United States	750,000	34,252,500
Morgan Stanley	United States	1,090,000	46,107,000
U.S. Bancorp	United States	879,300	44,984,988
Wells Fargo & Co	United States	1,145,000	56,001,950
			388,680,678
Health Care 13.5%
Baxter International Inc	United States	340,000	24,646,600
Bristol-Myers Squibb Co	United States	255,000	12,589,350
Eli Lilly & Co	United States	160,000	19,177,600
HCA Holdings Inc	United States	71,500	9,969,245
Johnson & Johnson	United States	365,000	48,574,200
Medtronic PLC	United States	500,000	44,195,000
Merck & Co. Inc	United States	670,000	49,868,100
Pfizer Inc	United States	1,184,300	50,273,535
UnitedHealth Group Inc	United States	140,500	37,963,100
			297,256,730

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Equity Income Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Industrials 8.9%
Cummins Inc	United States	100,000	$14,711,000
Illinois Tool Works Inc	United States	82,500	11,328,075
Lockheed Martin Corp	United States	95,000	27,520,550
Norfolk Southern Corp	United States	178,500	29,941,590
Raytheon Co	United States	230,000	37,894,800
Republic Services Inc	United States	498,500	38,239,935
Stanley Black & Decker Inc	United States	81,280	10,277,043
United Technologies Corp	United States	230,000	27,156,100
			197,069,093
Information Technology 9.0%
Apple Inc	United States	139,500	23,218,380
Cisco Systems Inc	United States	854,233	40,396,679
Intel Corp	United States	433,402	20,421,902
Microsoft Corp	United States	710,000	74,145,300
Oracle Corp	United States	290,500	14,591,815
Texas Instruments Inc	United States	262,000	26,378,160
			199,152,236
Materials 3.9%
BASF SE	Germany	262,500	19,177,710
DowDuPont Inc	United States	565,000	30,402,650
International Paper Co	United States	413,000	19,588,590
Linde PLC	United Kingdom	108,500	17,686,585
			86,855,535
Real Estate 2.4%
Equity Residential.	United States	235,000	17,051,600
Host Hotels & Resorts Inc	United States	1,300,000	23,478,000
Prologis Inc	United States	167,000	11,549,720
			52,079,320
Utilities 5.2%
Duke Energy Corp	United States	360,000	31,600,800
NextEra Energy Inc	United States	255,300	45,693,594
Xcel Energy Inc	United States	723,500	37,882,460
			115,176,854
Total Common Stocks (Cost $1,399,872,231)			1,913,720,358
Equity-Linked Securities 8.8%
Communication Services 1.2%
[a] Goldman Sachs International into Alphabet Inc., 5.00%, A, 144A	United States	23,900	26,865,765
Consumer Discretionary 2.5%
[a] Wells Fargo Bank National Assn. into Amazon.com Inc., 6.00%, 144A	United States	18,000	31,033,633
[a] Wells Fargo Bank National Assn. into Dollar General Corp., 6.50%, 144A	United States	205,000	22,987,901
			54,021,534
Financials 1.9%
[a] Goldman Sachs International into The Charles Schwab Corp., 7.00%, 144A	United States	436,000	19,720,872
[a] Morgan Stanley BV into Bank of America Corp., 6.50%, 144A	United States	800,000	23,177,005
			42,897,877
Health Care 0.9%
[a] Goldman Sachs International into HCA Holdings Inc., 6.00%, 144A	United States	140,200	19,761,384

|15

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Equity Income Fund (continued)
	Country	Shares	Value
Equity-Linked Securities (continued)
Information Technology 2.3%
[a] Credit Suisse AG London into Broadcom Inc., 8.50%, 144A.	United States	70,500	$18,676,669
[a] Goldman Sachs International into Intel Corp., 8.00%, 144A	United States	230,000	11,035,102
[a] Merrill Lynch International & Co. CV into Analog Devices Inc., 7.00%, 144A	United States	235,000	21,763,106
			51,474,877
Total Equity-Linked Securities (Cost $189,253,237)			195,021,437
Convertible Preferred Stocks 2.9%
Health Care 1.8%
Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	645,000	39,667,500
Industrials 0.5%
Fortive Corp., 5.00%, cvt. pfd., A	United States	10,750	10,566,068
Materials 0.6%
International Flavors & Fragrances Inc., 6.00%, cvt. pfd	United States	257,476	13,932,026
Total Convertible Preferred Stocks (Cost $58,548,535)			64,165,594
Total Investments before Short Term Investments
(Cost $1,647,674,003)			2,172,907,389

Short Term Investments (Cost $42,721,198) 2.0%

Money Market Funds 2.0%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	42,721,198	42,721,198
Total Investments (Cost $1,690,395,201) 100.3%			2,215,628,587
Other Assets, less Liabilities (0.3)%			(5,689,746)
Net Assets 100.0%			$2,209,938,841

See Abbreviations on page 103.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2019, the aggregate value of these securities was $195,021,437, representing 8.8% of net assets.
bSee Note 7 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|16

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2019 (unaudited)
Franklin Floating Rate Daily Access Fund
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests 0.9%
Diversified Support Services 0.3%
[a,b,c,d] Remington Outdoor Co. Inc	United States	1,458,043	$8,303,695
[a,b,c,d] Remington Outdoor Co. Inc., Litigation Units	United States	137,266	—
			8,303,695
Forest Products 0.3%
[a,b,c,d] Appvion Operations Inc	United States	1,132,044	11,535,618
Oil & Gas Exploration & Production 0.3%
[a] Samson Resources II LLC.	United States	432,778	9,845,699
Total Common Stocks and Other Equity Interests
(Cost $86,183,848)			29,685,012

Management Investment Companies 3.7%
Other Diversified Financial Services 3.7%
[e] Franklin Lower Tier Floating Rate Fund.	United States	6,729,194	59,822,539
[e] Franklin Middle Tier Floating Rate Fund	United States	6,837,495	61,469,077
Total Management Investment Companies
(Cost $137,283,609)			121,291,616

		Principal
		Amount*
Corporate Bonds (Cost $17,231,793) 0.5%
Industrial Machinery 0.5%
[f] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$19,861,080	15,392,337
[g] Senior Floating Rate Interests 76.1%
Aerospace & Defense 3.6%
Delos Finance S.A.R.L. (AerCap), New Loans, 4.553%, (3-month USD LIBOR +
1.75%), 10/06/23	Luxembourg	59,610,818	59,584,232
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 11.053%, (3-month USD LIBOR + 8.25%), 10/09/20 .	United States	5,818,610	4,596,702
Term B Loans, 6.303%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	27,121,112	24,680,211
Flying Fortress Holdings LLC (ILFC), New Loan, 4.553%, (3-month USD LIBOR +
1.75%), 10/30/22	United States	30,062,918	30,000,297
			118,861,442
Agricultural Products 0.1%
Allflex Holdings III Inc., Second Lien Initial Term Loan, 9.506%, (1-month USD
LIBOR + 7.00%), 7/19/21	United States	2,028,781	2,013,565
Air Freight & Logistics 0.3%
XPO Logistics Inc., Refinanced Term Loan, 4.50%, (1-month USD LIBOR +
2.00%), 2/24/25	United States	10,200,000	10,061,341
Airlines 1.7%
Air Canada, Term Loan, 4.50%, (1-month USD LIBOR + 2.00%), 10/06/23	Canada	26,414,788	26,348,434
[h,i] Allegiant Travel Co., Term Loan B, TBD, 2/05/24	United States	7,300,000	7,245,250
American Airlines Inc.,
2017 Replacement Term Loans, 4.516%, (1-month USD LIBOR + 2.00%),
10/10/21	United States	5,376,611	5,316,458
2018 Replacement Term Loans, 4.252%, (1-month USD LIBOR + 1.75%),
6/27/25	United States	16,384,617	15,757,397
			54,667,539

Quarterly Statement of Investments | See Notes to Statements of Investments. | 17

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[g] Senior Floating Rate Interests (continued)
Apparel Retail 2.3%
Ascena Retail Group Inc., Tranche B Term Loan, 7.00%, (1-month USD LIBOR +
4.50%), 8/21/22	United States	$82,855,654	$76,365,157
Application Software 0.4%
TIBCO Software Inc., Term B-1 Loans, 6.01%, (1-month USD LIBOR + 3.50%),
12/04/20	United States	14,503,557	14,427,413
Auto Parts & Equipment 1.7%
Allison Transmission Inc., New Term Loans, 4.26%, (1-month USD LIBOR +
1.75%), 9/23/22	United States	22,593,719	22,516,042
American Axle & Manufacturing Inc., Tranche B Term Loan, 4.76%, (1-month USD
LIBOR + 2.25%), 4/06/24	United States	3,849,880	3,723,153
TI Group Automotive Systems LLC, Initial US Term Loan, 4.999%, (1-month USD
LIBOR + 2.50%), 6/30/22	United States	29,434,427	28,526,876
			54,766,071
Automobile Manufacturers 0.6%
[h,i] Thor Industries Inc., Term Loan B, TBD, 2/01/26	United States	20,000,000	19,225,000
Broadcasting 2.9%
Gray Television Inc.,
Term B-2 Loan, 4.77%, (3-month USD LIBOR + 2.25%), 2/07/24.	United States	26,687,491	26,303,858
Term C Loan, 5.02%, (3-month USD LIBOR + 2.50%), 1/02/26	United States	5,761,815	5,694,604
[h] Mission Broadcasting Inc., Term B-3 Loan, 4.756%, (1-month USD LIBOR +
2.25%), 1/17/24	United States	2,076,648	2,013,051
Nexstar Broadcasting Inc.,
Term A-4 Loan, 4.256%, (1-week USD LIBOR + 1.75%), 10/26/23	United States	13,223,511	13,091,275
[h] Term B-3 Loan, 4.752%, (1-month USD LIBOR + 2.25%), 7/17/24	United States	12,012,089	11,644,219
Sinclair Television Group Inc., Tranche B Term Loans, 4.75%, (1-month USD
LIBOR + 2.25%), 1/03/24	United States	35,985,129	35,715,241
WXXA-TV LLC and WLAJ-TV LLC, Term A-4 Loan, 4.256%, (1-week USD LIBOR +
1.75%), 10/26/23	United States	365,987	360,497
			94,822,745
Building Products 0.6%
Resideo Funding Inc.,
Tranche B Term Loan, 4.63%, (2-month USD LIBOR + 2.00%), 10/25/25	United States	1,719,565	1,717,395
Tranche A Term Loan, 4.63%, (2-month USD LIBOR + 2.00%), 10/25/23	United States	17,400,000	17,410,440
			19,127,835
Cable & Satellite 2.6%
Charter Communications Operating LLC,
Term A-2 Loan, 4.03%, (1-month USD LIBOR + 1.50%), 3/31/23.	United States	30,828,576	30,366,147
Term B Loan, 4.50%, (1-month USD LIBOR + 2.00%), 4/30/25	United States	5,954,887	5,885,513
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.759%, (1-month USD
LIBOR + 2.25%), 7/17/25	United States	41,835,532	40,645,562
Mediacom Illinois LLC, Tranche N Term Loan, 4.17%, (1-week USD LIBOR +
1.75%), 2/15/24	United States	9,959,034	9,851,148
			86,748,370
Casinos & Gaming 3.6%
Aristocrat Technologies Inc., Term B-3 Loans, 4.526%, (3-month USD LIBOR +
1.75%), 10/19/24	United States	16,848,724	16,582,834
Boyd Gaming Corp.,
Refinancing Term B Loans, 4.664%, (1-week USD LIBOR + 2.25%), 9/15/23	United States	14,486,577	14,337,191
Term A Loan, 4.664%, (1-week USD LIBOR + 2.25%), 9/15/21	United States	4,413,208	4,380,109

|18

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[g] Senior Floating Rate Interests (continued)
Casinos & Gaming (continued)
Caesars Resort Collection LLC, Term B Loans, 5.249%, (1-month USD LIBOR +
2.75%), 12/22/24	United States	$12,604,511	$12,469,467
CEOC LLC, Term B Loans, 4.499%, (1-month USD LIBOR + 2.00%), 10/06/24	United States	8,839,011	8,684,328
Eldorado Resorts Inc.,
Initial Term Loan, 4.813%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	6,848,790	6,780,302
Initial Term Loan, 4.813%, (3-month USD LIBOR + 2.25%), 4/17/24	United States	6,024,648	5,964,401
Greektown Holdings LLC, Initial Term Loan, 5.249%, (1-month USD LIBOR +
2.75%), 4/25/24	United States	15,271,820	15,233,640
Kingpin Intermediate Holdings LLC, Amendment No. 2 Term Loans, 6.00%,
(1-month USD LIBOR + 3.50%), 7/03/24	United States	2,765,070	2,751,245
Las Vegas Sands LLC, Term B Loans, 4.249%, (1-month USD LIBOR + 1.75%),
3/27/25	United States	20,351,235	20,027,793
Station Casinos LLC, Term B Facility Loans, 5.00%, (1-month USD LIBOR +
2.50%), 6/08/23	United States	11,601,561	11,486,996
			118,698,306
Coal & Consumable Fuels 2.8%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 8.457%, (3-month USD LIBOR + 5.75%), 8/14/20 .	United States	34,024,910	33,514,537
Second Lien Initial Term Loan, 13.457%, (3-month USD LIBOR + 10.75%),
2/16/21	United States	4,464,778	4,204,334
Foresight Energy LLC, Term Loans, 8.249%, (1-month USD LIBOR + 5.75%),
3/28/22	United States	54,491,422	54,031,623
			91,750,494
Commodity Chemicals 0.6%
Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 4.499%, (1-month USD LIBOR +
2.00%), 3/31/24	United States	21,581,699	21,011,316
Communications Equipment 0.6%
Ciena Corp., 2018 Term Loan, 4.503%, (1-month USD LIBOR + 2.00%), 9/28/25	United States	9,261,115	9,232,174
CommScope Inc., Tranche 5 Term Loans, 4.499%, (1-month USD LIBOR + 2.00%),
12/29/22	United States	9,645,127	9,617,880
			18,850,054
Construction & Engineering 0.5%
AECOM, Term B Loans, 4.249%, (1-month USD LIBOR + 1.75%), 3/13/25	United States	15,888,811	15,590,975
Data Processing & Outsourced Services 0.9%
Iron Mountain Information Management LLC, Term B Loan, 4.249%, (1-month USD
LIBOR + 1.75%), 1/26/26	United States	9,222,520	8,951,608
[h] Wex Inc., Term B-2 Loan, 4.749%, (1-month USD LIBOR + 2.25%), 7/01/23	United States	19,608,402	19,371,474
			28,323,082
Diversified Chemicals 0.8%
Chemours Co., Tranche B-2 US$ Term Loan, 4.25%, (1-month USD LIBOR +
1.75%), 4/03/25	United States	18,272,446	17,990,593
Univar USA Inc., Term B-3 Loans, 4.749%, (1-month USD LIBOR + 2.25%),
7/01/24	United States	8,080,667	7,934,206
			25,924,799

|19

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[g] Senior Floating Rate Interests (continued)
Diversified Support Services 0.4%
United Rentals North America Inc., Initial Term Loans, 4.249%, (1-month USD
LIBOR + 1.75%), 10/30/25.	United States	$2,755,967	$2,745,058
Ventia Pty. Ltd., Term B Loans (USD), 6.303%, (3-month USD LIBOR + 3.50%),
5/21/22	Australia	9,748,389	9,602,164
			12,347,222
Electric Utilities 0.3%
EFS Cogen Holdings I LLC (Linden),
Term B Advance, 5.75%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	2,617,262	2,579,311
Term B Advance, 6.06%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	7,552,294	7,442,786
			10,022,097
Food Distributors 1.0%
Aramark Corp., U.S. Term B-3 Loan, 4.249%, (1-month USD LIBOR + 1.75%),
3/11/25	United States	18,524,719	18,424,371
Nutraceutical International Corp., Term Loan B, 5.749%, (1-month USD LIBOR +
3.25%), 8/22/23	United States	5,056,831	4,943,052
U.S. Foods Inc., Initial Term Loans, 4.499%, (1-month USD LIBOR + 2.00%),
6/27/23	United States	8,687,402	8,565,778
			31,933,201
Food Retail 0.9%
BI-LO LLC (Southeastern Grocers), FILO Loan (ABL), 7.867%, (2-month USD
LIBOR + 5.25%), 5/31/22	United States	30,062,500	29,761,875
Forest Products 1.6%
[b] Appvion Operations Inc., Term Loan, 8.80%, (3-month USD LIBOR + 6.00%),
6/15/26	United States	53,364,306	53,004,097
General Merchandise Stores 2.3%
[f] 99 Cents Only Stores, First Lien Term Loan, PIK, 9.207% - 9.303%, (3-month USD
LIBOR + 6.50%), 1/13/22	United States	36,577,053	32,919,347
Evergreen AcqCo. 1 LP (Savers), Term Loan, 6.526%, (3-month USD LIBOR +
3.75%), 7/09/19	United States	46,225,938	43,972,424
			76,891,771
Health Care Distributors 0.5%
Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B Loans,
5.553%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	18,646,101	17,418,572
Health Care Facilities 0.4%
HCA Inc.,
Term Loan B10, 4.499%, (1-month USD LIBOR + 2.00%), 3/13/25	United States	8,098,601	8,087,214
Term Loan B11, 4.249%, (1-month USD LIBOR + 1.75%), 3/18/23	United States	5,240,400	5,228,609
			13,315,823
Health Care Services 2.2%
Air Medical Group Holdings Inc., 2018 New Term Loans, 6.769%, (1-month USD
LIBOR + 4.25%), 3/14/25	United States	14,696,831	13,864,006
Catalent Pharma Solutions Inc., Dollar Term Loan, 4.749%, (1-month USD LIBOR
+ 2.25%), 5/20/24	United States	13,621,149	13,545,593
DaVita Healthcare Partners Inc.,
Tranche A Term Loan, 4.499%, (1-month USD LIBOR + 2.00%), 6/24/19	United States	12,030,736	12,029,232
Tranche B Term Loan, 5.249%, (1-month USD LIBOR + 2.75%), 6/24/21	United States	15,018,378	15,018,287

|20

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[g] Senior Floating Rate Interests (continued)
Health Care Services (continued)
U.S. Renal Care Inc., Initial Term Loan, 7.053%, (3-month USD LIBOR + 4.25%),
12/31/22	United States	$18,150,159	$17,870,338
			72,327,456
Health Care Technology 0.5%
IQVIA Inc.,
Term B-1 Dollar Loans, 4.803%, (3-month USD LIBOR + 2.00%), 3/07/24	United States	8,470,833	8,421,423
Term B-3 Dollar Loans, 4.249%, (1-month USD LIBOR + 1.75%), 6/11/25	United States	8,756,000	8,621,928
			17,043,351
Hotels, Resorts & Cruise Lines 0.5%
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 4.26%, (1-month USD
LIBOR + 1.75%), 10/25/23.	United States	15,585,065	15,448,774
Independent Power Producers & Energy Traders 1.8%
NRG Energy Inc., Term Loan B, 4.249%, (1-month USD LIBOR + 1.75%), 6/30/23 .	United States	59,599,808	58,770,179
Industrial Machinery 3.5%
Altra Industrial Motion Corp., Term Loan, 4.499%, (1-month USD LIBOR + 2.00%),
10/01/25	United States	14,608,371	14,383,154
Harsco Corp., Term Loan B-2, 4.75%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	17,813,775	17,724,706
Navistar Inc., Tranche B Term Loan, 6.02%, (1-month USD LIBOR + 3.50%),
11/06/24	United States	61,742,136	60,891,638
Onsite Rental Group Operations Pty. Ltd., Term Loan, 7.01%, (1-month USD
LIBOR + 4.50%), 10/25/22.	Australia	14,526,645	14,381,378
RBS Global Inc. (Rexnord), Term B Loan, 4.499%, (1-month USD LIBOR + 2.00%),
8/21/24	United States	7,884,375	7,819,613
			115,200,489
Integrated Telecommunication Services 1.0%
Global Tel*Link Corp.,
First Lien Term Loan, 6.956%, (3-month USD LIBOR + 4.25%), 11/29/25	United States	9,652,638	9,538,013
Second Lien Term Loan, 10.956%, (3-month USD LIBOR + 8.25%), 11/29/26 .	United States	7,033,937	6,893,258
Securus Technologies Holdings Inc., Second Lien Initial Loan, 10.749%, (1-month
USD LIBOR + 8.25%), 11/01/25	United States	1,042,786	1,015,413
Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 4.499%, (1-month
USD LIBOR + 2.00%), 1/19/21.	United States	17,180,759	17,094,855
			34,541,539
Interactive Media & Services 0.8%
Ancestry.com Operations Inc., Term Loans, 5.75%, (1-month USD LIBOR +
3.25%), 10/19/23	United States	7,503,358	7,390,770
Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.749%, (1-month USD
LIBOR + 2.25%), 2/15/24	United States	17,842,415	17,651,234
			25,042,004
Internet Services & Infrastructure 0.2%
LegalZoom.com Inc., 2018 Term Loans, 7.019%, (1-month USD LIBOR + 4.50%),
11/21/24	United States	7,733,375	7,738,208
IT Consulting & Other Services 0.4%
Gartner Inc., Tranche A Term Loans, 3.999%, (1-month USD LIBOR + 1.50%),
3/21/22	United States	9,782,317	9,720,933
Rackspace Hosting Inc., Term B Loans, 5.582%, (3-month USD LIBOR + 3.00%),
11/03/23	United States	5,234,391	4,868,586
			14,589,519

|21

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[g] Senior Floating Rate Interests (continued)
Leisure Facilities 0.7%
24 Hour Fitness Worldwide Inc., Term Loan, 5.999%, (1-month USD LIBOR +
3.50%), 5/30/25	United States	$13,660,029	$13,472,203
Equinox Holdings Inc., Term B-1 Loans, 5.499%, (1-month USD LIBOR + 3.00%),
3/08/24	United States	8,556,675	8,459,078
			21,931,281
Life Sciences Tools & Services 0.4%
Syneos Health Inc., Initial Term B Loans, 4.499%, (1-month USD LIBOR + 2.00%),
8/01/24	United States	13,485,370	13,294,283
Marine 0.6%
International Seaways Operating Corp., Initial Term Loans, 8.50%, (1-month USD
LIBOR + 6.00%), 6/22/22	United States	5,712,816	5,684,252
Navios Maritime Partners LP, Initial Term Loan, 7.78%, (3-month USD LIBOR +
5.00%), 9/14/20	United States	15,153,086	15,077,320
			20,761,572
Metal & Glass Containers 0.4%
Berry Global Inc., Term Q Loan, 4.516%, (1-month USD LIBOR + 2.00%),
10/01/22	United States	13,400,204	13,228,520
Movies & Entertainment 1.2%
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.759%, (1-month USD LIBOR + 2.25%),
12/15/23	United States	3,299,569	3,252,137
Initial Term Loans, 4.759%, (1-month USD LIBOR + 2.25%), 12/15/22	United States	5,240,804	5,165,468
Lions Gate Capital Holdings LLC, Term A Loan, 4.249%, (1-month USD LIBOR +
1.75%), 3/22/23	Canada	24,168,403	23,805,877
Live Nation Entertainment Inc., Term B-3 Loans, 4.25%, (1-month USD LIBOR +
1.75%), 10/31/23	United States	6,938,301	6,918,062
			39,141,544
Oil & Gas Exploration & Production 5.3%
Cantium LLC, Commitment, 8.82%, (3-month USD LIBOR + 6.00%), 6/13/20	United States	20,039,965	19,801,490
Fieldwood Energy LLC, Closing Date Loans, 7.749%, (1-month USD LIBOR +
5.25%), 4/11/22	United States	138,632,416	127,628,468
Utex Industries Inc., First Lien Initial Term Loan, 6.499%, (1-month USD LIBOR +
4.00%), 5/21/21	United States	28,562,592	26,991,649
			174,421,607
Oil & Gas Storage & Transportation 0.4%
Centurion Pipeline Co. LLC, Initial Term Loans, 6.053%, (3-month USD LIBOR +
3.25%), 9/28/25	United States	6,502,154	6,437,133
Strike LLC, Term Loan, 10.594%, (3-month USD LIBOR + 8.00%), 11/30/22	United States	6,732,000	6,740,415
			13,177,548
Other Diversified Financial Services 0.3%
Asurion LLC,
AM No. 14 Replacement B-4 Term Loans, 5.499%, (1-month USD LIBOR +
3.00%), 8/04/22	United States	7,318,163	7,220,590
Replacement B-6 Term Loans, 5.499%, (1-month USD LIBOR + 3.00%),
11/03/23	United States	3,472,894	3,424,273
			10,644,863

|22

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[g] Senior Floating Rate Interests (continued)
Packaged Foods & Meats 3.3%
CSM Bakery Supplies LLC,
Second Lien Term Loan, 10.55%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	$12,540,519	$11,443,224
Term Loans, 6.80%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	7,837,154	7,327,739
JBS USA Lux S.A.,
New Initial Term Loans, 4.999%, (1-month USD LIBOR + 2.50%), 10/30/22	United States	8,911,580	8,833,603
New Initial Term Loans, 5.301%, (3-month USD LIBOR + 2.50%), 10/30/22	United States	51,982,893	51,528,043
[h] Post Holdings Inc., Series A Incremental Term Loans, 4.52%, (1-month USD
LIBOR + 2.00%), 5/24/24	United States	28,527,610	28,242,333
			107,374,942
Paper Packaging 1.0%
Caraustar Industries Inc., Refinancing Term Loans, 8.303%, (3-month USD LIBOR
+ 5.50%), 3/14/22	United States	23,603,558	23,615,360
Reynolds Group Holdings Inc., U.S. Term Loans, 5.249%, (1-month USD LIBOR +
2.75%), 2/05/23	United States	8,749,239	8,640,477
			32,255,837
Personal Products 1.4%
[c] FGI Operating Co. LLC (Freedom Group),
DDTL FILO, 9.707%, (3-month USD LIBOR + 7.00%), 5/15/21	United States	527,273	522,862
[f] Term Loan, PIK, 12.616%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	41,561,157	40,232,446
Term Loan FILO, 9.616%, (3-month USD LIBOR + 7.00%), 5/15/21	United States	5,272,727	5,228,623
			45,983,931
Pharmaceuticals 3.4%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans,
6.75%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	26,223,808	26,027,130
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.664%, (1-week
USD LIBOR + 2.25%), 1/31/25.	United States	30,582,286	30,241,172
Horizon Pharma Inc., Fourth Amendment Refinancing Term Loans, 5.563%,
(1-month USD LIBOR + 3.00%), 3/29/24	United States	37,084,985	36,992,272
Innoviva Inc., Initial Term Loan, 7.146%, (3-month USD LIBOR + 4.50%), 8/18/22	United States	172,970	172,451
Valeant Pharmaceuticals International, Initial Term Loans, 5.513%, (1-month USD
LIBOR + 3.00%), 6/02/25	United States	17,785,987	17,631,746
			111,064,771
Research & Consulting Services 0.1%
[h] Nielsen Finance LLC, Class B-4 Term Loans, 4.51%, (1-month USD LIBOR +
2.00%), 10/04/23	United States	3,300,000	3,254,919
Restaurants 0.9%
1011778 B.C. ULC, Term B-3 Loan, 4.749%, (1-month USD LIBOR + 2.25%),
2/17/24	Canada	3,300,000	3,248,833
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands),
Term Loan B, 4.263%, (1-month USD LIBOR + 1.75%), 4/03/25.	United States	19,546,163	19,409,750
NPC International Inc., Second Lien Initial Term Loan, 10.134%, (2-month USD
LIBOR + 7.50%), 4/20/25	United States	8,228,426	7,734,721
			30,393,304
Security & Alarm Services 0.2%
Prime Security Services Borrower LLC, Term B-1 Loans, 5.249%, (1-month USD
LIBOR + 2.75%), 5/02/22	United States	8,439,528	8,335,544
Semiconductor Equipment 0.2%
[h,i] MKS Instruments Inc., Tranche B-5 Term Loans, TBD, 2/01/26	United States	5,395,526	5,389,624

|23

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[g] Senior Floating Rate Interests (continued)
Semiconductors 0.8%
ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 4.249%,
(1-month USD LIBOR + 1.75%), 3/31/23	United States	$28,274,740	$27,980,937
Specialized Consumer Services 1.8%
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.50%, (1-month USD LIBOR
+ 2.00%), 2/13/25	United States	30,533,164	30,237,450
NVA Holdings Inc., Term B-3 Loan, 5.249%, (1-month USD LIBOR + 2.75%),
2/02/25	United States	15,781,471	15,150,212
Sabre GLBL Inc.,
2017 Other Term A Loans, 4.499%, (1-month USD LIBOR + 2.00%), 7/01/22	United States	12,633,378	12,443,878
2018 Other Term B Loans, 4.499%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	1,863,575	1,841,639
			59,673,179
Specialized Finance 0.4%
Trans Union LLC, 2017 Replacement Term A-2 Loans, 4.249%, (1-month USD
LIBOR + 1.75%), 8/09/22	United States	13,669,615	13,515,831
Specialty Chemicals 2.7%
Ashland LLC, Term B Loan, 4.249% - 4.269%, (1-month USD LIBOR + 1.75%),
5/17/24	United States	12,188,422	12,105,906
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.553%,
(3-month USD LIBOR + 1.75%), 6/01/24	United States	32,255,909	31,725,783
Oxbow Carbon LLC,
Second Lien Term Loan, 9.999%, (1-month USD LIBOR + 7.50%), 1/04/24	United States	14,095,184	14,130,422
Tranche A Term Loan, 4.749%, (1-month USD LIBOR + 2.25%), 1/04/22	United States	12,600,000	12,537,000
Tranche B Term Loan, 5.999%, (1-month USD LIBOR + 3.50%), 1/04/23	United States	10,535,500	10,522,331
W.R. Grace & Co.,
Term B-1 Loans, 4.553%, (3-month USD LIBOR + 1.75%), 4/03/25	United States	3,122,264	3,090,067
Term B-2 Loans, 4.553%, (3-month USD LIBOR + 1.75%), 4/03/25	United States	5,352,453	5,297,259
			89,408,768
Specialty Stores 3.7%
General Nutrition Centers Inc.,
FILO Term Loan (ABL), 9.50%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	26,060,479	26,470,411
Tranche B-2 Term Loans, 11.75%, (1-month USD LIBOR + 9.25%), 3/04/21	United States	18,546,194	17,966,625
Tranche B-2 Term Loans, 12.00%, (3-month USD LIBOR + 9.25%), 3/04/21	United States	18,730,487	18,145,159
Tranche B-2 Term Loans, 13.75%, (Prime + 8.25%), 3/04/21	United States	9,891,303	9,582,200
Harbor Freight Tools USA Inc., Refinancing Loans, 4.999%, (1-month USD LIBOR
+ 2.50%), 8/19/23	United States	9,075,676	8,819,615
Jo-Ann Stores Inc., Initial Loans, 7.761%, (3-month USD LIBOR + 5.00%),
10/23/23	United States	8,220,322	8,138,119
Michaels Stores Inc., 2018 New Replacement Term B Loan, 5.002% - 5.003%,
(1-month USD LIBOR + 2.50%), 1/28/23	United States	27,781,703	27,537,918
PETCO Animal Supplies Stores Inc., Second Amendment Term Loans, 5.994%,
(3-month USD LIBOR + 3.25%), 1/26/23	United States	6,775,358	5,236,078
			121,896,125
Technology Distributors 0.3%
CDW LLC, Term B Loan, 4.25%, (1-month USD LIBOR + 1.75%), 8/17/23	United States	8,860,174	8,832,486
Technology Hardware, Storage & Peripherals 0.2%
Western Digital Corp., U.S. Term B-4 Loan, 4.26%, (1-month USD LIBOR + 1.75%),
4/29/23	United States	5,594,122	5,470,000

|24

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[g] Senior Floating Rate Interests (continued)
Trucking 1.5%
Hertz Corp., Tranche B-1 Term Loan, 5.249%, (1-month USD LIBOR + 2.75%),
6/30/23	United States	$51,138,044	$49,875,548
Total Senior Floating Rate Interests
(Cost $2,549,598,611)			2,503,938,645

Asset-Backed Securities 13.9%
Multi-Sector Holdings 0.5%
[j,k] Atrium IX, 9A, CR, 144A, FRN, 5.257%, (3-month USD LIBOR + 2.55%), 5/28/30	United States	3,511,200	3,514,255
[j,k] Gilbert Park CLO Ltd., 2017-1A, C, 144A, FRN, 4.737%, (3-month USD LIBOR +
1.95%), 10/15/30	United States	350,000	342,373
[j,k] Madison Park Funding XXIII Ltd., 2017-23A, C, 144A, FRN, 5.115%, (3-month USD
LIBOR + 2.35%), 7/27/30	United States	3,000,000	2,985,000
[j,l] Octagon Loan Funding Ltd., 2014-1A, CRR, 144A, FRN, 4.84%, 11/18/31	United States	9,000,000	8,796,690
			15,638,318
Other Diversified Financial Services 13.4%
[j,k] Alinea CLO Ltd., 2018-1A, C, 144A, FRN, 4.661%, (3-month USD LIBOR + 1.90%),
7/20/31	United States	10,475,000	9,998,178
[j,l] AMMC CLO 15 Ltd., 2014-15A, CRR, 144A, FRN, 4.671%, 1/15/32	United States	4,500,000	4,420,710
[j,k] AMMC CLO XII Ltd., 2013-12A, CR, 144A, FRN, 4.518%, (3-month USD LIBOR +
1.90%), 11/10/30	United States	1,493,000	1,444,731
[j,k] Annisa CLO Ltd., 2016-2A, CR, 144A, FRN, 4.761%, (3-month USD LIBOR +
2.00%), 7/20/31	United States	1,800,000	1,735,398
[j,l] ARES XLIX CLO Ltd., 2018-49A, C, 144A, FRN, 4.711%, 7/22/30	United States	10,000,000	9,553,700
[j,k] ARES XLVIII CLO Ltd., 2018-48A, C, 144A, FRN, 4.561%, (3-month USD LIBOR +
1.80%), 7/20/30	United States	6,270,000	6,019,325
[j,k] ARES XXXVII CLO Ltd., 2015-4A, BR, 144A, FRN, 4.587%, (3-month USD LIBOR
+ 1.80%), 10/15/30	United States	4,908,000	4,671,827
[j,l] Atrium XIV LLC,
14A, B, 144A, FRN, 4.479%, 8/23/30	United States	6,300,000	6,252,246
14A, C, 144A, FRN, 4.729%, 8/23/30	United States	6,000,000	5,757,240
[j,l] Atrium XV, 15A, C, 144A, FRN, 4.976%, 1/23/31	United States	14,000,000	13,592,740
[j,k] Betony CLO 2 Ltd., 2018-1A, B, 144A, FRN, 4.601%, (3-month USD LIBOR +
1.85%), 4/30/31	United States	5,700,000	5,381,769
[j,l] BlueMountain CLO Ltd., 2012-2A, CR2, 144A, FRN, 4.645%, 11/20/28	United States	6,400,000	6,248,960
[j,l] BlueMountain CLO XXII Ltd.,
2018-1A, B, 144A, FRN, 4.451%, 7/30/30	United States	10,330,510	10,237,639
2018-1A, C, 144A, FRN, 4.801%, 7/30/30.	United States	3,750,000	3,620,438
[j,k] Bristol Park CLO Ltd., 2016-1A, A, 144A, FRN, 4.207%, (3-month USD LIBOR +
1.42%), 4/15/29	United States	40,000,000	39,967,200
[j,k] Carlyle Global Market Strategies CLO Ltd., 2014-4RA, B, 144A, FRN, 4.687%,
(3-month USD LIBOR + 1.90%), 7/15/30	United States	6,560,000	6,351,458
[j,k] Carlyle U.S. CLO Ltd., 2017-4A, B, 144A, FRN, 4.637%, (3-month USD LIBOR +
1.85%), 1/15/30	United States	1,493,000	1,449,434
[j,l] Columbia Cent CLO, 2018-27A, B, 144A, FRN, 4.79%, 10/25/28	United States	1,400,000	1,392,202
[j,l] Cole Park CLO Ltd., 2015-1A, CR, 144A, FRN, 4.761%, 10/20/28	United States	2,500,000	2,443,775
[j,l] Dryden 40 Senior Loan Fund, 2015-40A, CR, 144A, FRN, 4.716%, 8/15/31	United States	2,000,000	1,969,660
[j,l] Dryden 70 CLO Ltd.,
2018-70A, B, 144A, FRN, 4.54%, 1/16/32	United States	5,880,435	5,853,444
2018-70A, C, 144A, FRN, 4.99%, 1/16/32.	United States	7,500,000	7,440,750

|25

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[j,k] Dryden 58 CLO Ltd., 2018-58A, C, 144A, FRN, 4.573%, (3-month USD LIBOR +
1.80%), 7/17/31	United States	$11,000,000	$10,459,680
[j,k] Dryden Senior Loan Fund, 2016-42A, CR, 144A, FRN, 4.837%, (3-month USD
LIBOR + 2.05%), 7/15/30	United States	6,200,000	6,084,680
[j,l] Eaton Vance CLO Ltd., 2014-1RA, C, 144A, FRN, 4.887%, 7/15/30	United States	5,136,585	4,960,246
[j] Emerson Park CLO Ltd., 2013-1A, C2R, 144A, 4.055%, 7/15/25	United States	3,600,000	3,536,172
[j,k] Flagship CLO VIII Ltd., 2014-8A, CRR, 144A, FRN, 4.579%, (3-month USD LIBOR
+ 1.80%), 1/16/26	United States	6,700,000	6,533,304
[j,k] Galaxy XVIII CLO Ltd., 2018-28A, C, 144A, FRN, 4.737%, (3-month USD LIBOR +
1.95%), 7/15/31	United States	5,300,000	5,074,167
[j,l] Galaxy XXV CLO Ltd.,
2018-25A, B, 144A, FRN, 3.987%, 10/25/31	United States	4,000,000	3,950,480
2018-25A, C, 144A, FRN, 4.337%, 10/25/31	United States	500,000	480,505
[j,l] Galaxy XXVI CLO Ltd., 2018-26A, C, 144A, FRN, 4.802%, 11/22/31	United States	1,200,000	1,160,172
[j,l] Harbor Parl CLO Ltd., 1A, C, 144A, FRN, 4.939%, 1/20/31	United States	6,700,000	6,415,987
[j,l] LCM Loan Income Fund I Income Note Issuer Ltd., 2027A, C, 144A, FRN, 4.729%,
7/16/31	United States	10,050,000	9,656,944
[j,k] LCM XV LP, 2015-A, CR, 144A, FRN, 5.161%, (3-month USD LIBOR + 2.40%),
7/20/30	United States	6,500,000	6,431,750
[j,l] LCM XVI LP,
2016A, BR2, 144A, FRN, 4.537%, 10/15/31	United States	6,399,083	6,393,516
2016A, CR2, 144A, FRN, 4.937%, 10/15/31	United States	5,100,000	4,984,128
[j,k] LCM XXIV Ltd., 24A, A, 144A, FRN, 4.071%, (3-month USD LIBOR + 1.31%),
3/20/30	United States	27,000,000	27,001,350
[j,k] Madison Park Funding Ltd.,
2016-21A, A1, 144A, FRN, 4.301%,(3-month USD LIBOR + 1.53%), 7/25/29	United States	17,200,000	17,317,476
2018-28A, C, 144A, FRN, 4.637%,(3-month USD LIBOR + 1.85%), 7/15/30	United States	13,350,000	12,970,726
[j,k] Madison Park Funding XI LTD., 2013-11, CR, 144A, FRN, 4.972%, (3-month USD
LIBOR + 2.20%), 7/23/29	United States	2,040,000	2,030,290
[j,k] Madison Park Funding XXII Ltd., 2016-22A, C, 144A, FRN, 5.171%, (3-month USD
LIBOR + 2.40%), 10/25/29.	United States	3,317,500	3,319,457
[j,k] Madison Park Funding XXIV Ltd., 2016-24A, C1, 144A, FRN, 5.361%, (3-month
USD LIBOR + 2.60%), 1/20/28.	United States	1,875,000	1,876,069
[j,k] Neuberger Berman CLO Ltd., 2017-26A, C, 144A, FRN, 4.53%, (3-month USD
LIBOR + 1.75%), 10/18/30.	United States	746,000	707,529
[j,k] Octagon Investment Partners 26 Ltd., 2016-1A, CR, 144A, FRN, 4.587%, (3-month
USD LIBOR + 1.80%), 7/15/30.	United States	10,220,000	9,852,080
[j,l] Octagon Investment Partners 27 Ltd., 2016-1A, CR, 144A, FRN, 4.887%, 7/15/30	United States	7,435,000	7,323,326
[j,k] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN, 5.161%, (3-month
USD LIBOR + 2.40%), 7/20/30.	United States	4,208,540	4,192,716
[j,k] Octagon Investment Partners 37 Ltd., 2018-2A, B, 144A, FRN, 4.521%, (3-month
USD LIBOR + 1.75%), 7/25/30.	United States	10,875,000	10,326,247
[j,l] Octagon Investment Partners 38, 2018-1A, A3A, 144A, FRN, 4.431%, 7/20/30	United States	3,484,000	3,460,553
[j,k] Octagon Investment Partners XVI Ltd., 2013-1A, CR, 144A, FRN, 4.623%,
(3-month USD LIBOR + 1.85%), 7/17/30	United States	12,500,000	12,050,500
[j,k] Octagon Investment Partners XXII Ltd., 2014-1A, CRR, 144A, FRN, 4.661%,
(3-month USD LIBOR + 1.90%), 1/22/30	United States	3,000,000	2,893,500
[j,l] Race Point X CLO Ltd., 2016-10A, C1R, 144A, FRN, 4.771%, 7/25/31	United States	7,000,000	6,732,110
[j,k] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN, 5.121%, (3-month
USD LIBOR + 2.35%), 7/25/30.	United States	9,671,118	9,677,598
[j,k] Venture XXIV CLO Ltd., 2016-24A, A1D, 144A, FRN, 4.181%, (3-month USD
LIBOR + 1.42%), 10/20/28.	United States	34,000,000	34,006,460

|26

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value
Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[j] Voya CLO Ltd.,
[l] 2016-3A, BR, 144A, FRN, 4.98%, 10/18/31	United States	$10,000,000	$9,929,600
[k] 2017-3A, B, 144A, FRN, 5.111%,(3-month USD LIBOR + 2.35%), 7/20/30	United States	8,362,537	8,365,548
[l] 2018-4A, B, 144A, FRN, 4.554%, 1/15/32	United States	14,285,715	14,312,572
[l] 2018-4A, C1, 144A, FRN, 5.254%, 1/15/32	United States	10,000,000	10,009,300
			440,279,562
Total Asset-Backed Securities (Cost $464,469,812)			455,917,880
Total Investments before Short Term Investments
(Cost $3,254,767,673)			3,126,225,490

		Shares

Short Term Investments 6.0%

Money Market Funds (Cost $197,856,215) 6.0%
[e,m] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	197,856,215	197,856,215

		Principal
		Amount*

Repurchase Agreements (Cost $9,094) 0.0%†
[n] Joint Repurchase Agreement, 2.57%, 2/01/19 (Maturity Value $9,095)
BNP Paribas Securities Corp. (Maturity Value $6,202)
Deutsche Bank Securities Inc. (Maturity Value $2,118)
HSBC Securities (USA) Inc. (Maturity Value $775)
Collateralized by U.S. Government Agency Securities, 4.00% - 4.50%, 6/20/42
- 7/20/43; [o]U.S. Treasury Bills, 2/12/19; U.S. Treasury Bonds, 8.50%, 2/15/20;
and U.S. Treasury Notes, 1.625% - 2.021%, 6/30/20 - 7/31/22 (valued at
$9,282)	United States	$9,094	9,094
Total Investments (Cost $3,452,632,982) 101.1%			3,324,090,799
Other Assets, less Liabilities (1.1)%			(35,161,965)
Net Assets 100.0%			$3,288,928,834

|27

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 6 regarding holdings of 5% voting securities.
cFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
dSee Note 5 regarding restricted securities.
eSee Note 7 regarding investments in affiliated management investment companies.
fIncome may be received in additional securities and/or cash.
gThe coupon rate shown represents the rate at period end.
hSecurity purchased on a delayed delivery basis.
iA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
jSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2019, the aggregate value of these securities was $455,917,880, representing 13.9% of net assets.
kThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
lAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
mThe rate shown is the annualized seven-day effective yield at period end.
nInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2019, all repurchase agreements had been entered into on that date.
oThe security was issued on a discount basis with no stated coupon rate.

At January 31, 2019, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic					Unamortized
	Payment Rate					Upfront	Unrealized
	Received	Payment	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	Date	Amount	Value	(Receipts)	(Depreciation)	Rating
Centrally Cleared Swap Contracts
Contracts to Buy Protection[a]
Traded Index
CDX.NA.HY.26	(5.00)%	Quarterly	6/20/21	$49,152,000	$(3,046,626)	$(2,225,397)	$(821,229)

aPerformance triggers for settlement of contract include failure to pay or bankruptcy of the underlying securities for traded index swaps.

See Abbreviations on page 103.

|28

	FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2019 (unaudited)
Franklin Low Duration Total Return Fund
		Shares/
		Units/
	Country	Warrants		Value
Common Stocks and Other Equity Interests 0.0%†
Commercial & Professional Services 0.0%†
[a,b,c] Remington Outdoor Co. Inc	United States	72,043		$410,292
[a,b,c] Remington Outdoor Co. Inc., Litigation Units	United States	6,782		—
				410,292
Energy 0.0%†
[a] Halcon Resources Corp	United States	98,168		160,996
[a] Halcon Resources Corp., wts., 9/09/20	United States	8,753		438
[a] Riviera Resources Inc	United States	2,964		45,497
[a] Roan Resources Inc	United States	2,964		31,833
				238,764
Materials 0.0%†
[a] Verso Corp., A	United States	1,387		34,217
[a] Verso Corp., wts., 7/25/23	United States	146		803
				35,020
Retailing 0.0%†
[a,b,c] K2016470219 South Africa Ltd., A	South Africa	12,326,925		9,293
[a,b,c] K2016470219 South Africa Ltd., B	South Africa	1,226,701		925
				10,218
Total Common Stocks and Other Equity Interests
(Cost $5,716,881)				694,294

Management Investment Companies 2.5%
Diversified Financials 2.5%
[d] Franklin Lower Tier Floating Rate Fund	United States	1,893,663		16,834,666
[d] Franklin Middle Tier Floating Rate Fund	United States	2,389,308		21,479,875
Invesco Senior Loan ETF	United States	1,550,000		34,782,000
Total Management Investment Companies
(Cost $77,256,419)				73,096,541

		Principal
		Amount*
Corporate Bonds 33.4%
Automobiles & Components 0.4%
Aptiv PLC, senior note, 3.15%, 11/19/20	United States	10,500,000		10,474,852
Banks 9.2%
[e] ANZ New Zealand International Ltd. of London, senior note, 144A,
2.85%, 8/06/20	New Zealand	7,500,000		7,447,987
[f] Banca Monte dei Paschi di Siena SpA, secured note, Reg S, 2.875%,
4/16/59	Italy	6,300,000	EUR	7,512,878
Bank of America Corp.,
senior note, 2.65%, 4/01/19	United States	9,300,000		9,300,243
senior note, 2.151%, 11/09/20	United States	6,600,000		6,514,066
senior note, 2.369% to 7/20/20, FRN thereafter, 7/21/21.	United States	6,800,000		6,735,081
senior note, 3.55% to 3/05/23, FRN thereafter, 3/05/24	United States	8,950,000		9,004,631
Barclays PLC, senior note, 4.61% to 2/14/22, FRN thereafter, 2/15/23 .	United Kingdom	6,300,000		6,326,996
BPCE SA, senior note, 2.65%, 2/03/21.	France	6,700,000		6,630,487

Quarterly Statement of Investments | See Notes to Statements of Investments. | 29

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Banks (continued)
Citigroup Inc.,
senior note, 2.40%, 2/18/20	United States	11,300,000		$11,245,871
senior note, 2.65%, 10/26/20	United States	5,000,000		4,967,368
senior note, 2.35%, 8/02/21	United States	5,400,000		5,306,764
senior note, 2.90%, 12/08/21	United States	6,000,000		5,959,615
senior note, 2.75%, 4/25/22	United States	5,800,000		5,735,928
[g] senior note, FRN, 3.696%, (3-month USD LIBOR + 0.93%),
6/07/19.	United States	5,000,000		5,014,126
Credit Suisse of New York, senior note, 4.375%, 8/05/20	Switzerland	12,000,000		12,223,860
HSBC Holdings PLC,
senior note, 3.40%, 3/08/21	United Kingdom	3,300,000		3,320,246
senior note, 2.95%, 5/25/21	United Kingdom	14,500,000		14,423,512
Industrial & Commercial Bank of China Ltd.,
senior note, 3.231%, 11/13/19	China	5,400,000		5,402,349
senior note, 2.957%, 11/08/22	China	9,400,000		9,238,508
JPMorgan Chase & Co.,
senior note, 1.85%, 3/22/19	United States	8,000,000		7,991,174
senior note, 2.20%, 10/22/19	United States	21,400,000		21,307,128
senior note, 2.40%, 6/07/21	United States	2,600,000		2,568,622
[e] Norddeutsche Landesbank Girozentrale, secured note, 144A, 2.00%,
2/05/19	Germany	6,500,000		6,499,808
PHH Corp., senior note, 7.375%, 9/01/19	United States	1,800,000		1,825,875
PNC Bank NA, senior note, 2.00%, 5/19/20	United States	10,600,000		10,489,081
Regions Financial Corp., senior note, 3.20%, 2/08/21.	United States	9,300,000		9,303,312
Royal Bank of Canada, secured note, 2.10%, 10/14/21	Canada	6,300,000		6,227,460
[e] Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN
thereafter, 3/15/24	United Kingdom	7,800,000		7,684,404
[g] SunTrust Bank of Atlanta, senior note, FRN, 3.525%, 10/26/21	United States	5,000,000		5,025,735
[e] The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/22	Canada	12,700,000		12,548,856
[f] Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%, 11/04/22 .	Turkey	1,800,000	EUR	2,018,844
Wells Fargo & Co.,
senior note, 2.50%, 3/04/21	United States	2,600,000		2,573,732
[g] senior note, FRN, 3.641%, (3-month USD LIBOR + 0.88%),
7/22/20.	United States	13,700,000		13,771,142
[e] Westpac Banking Corp.,
secured note, 144A, 2.10%, 2/25/22	Australia	9,700,000		9,553,724
senior secured note, 144A, 2.25%, 11/09/21.	Australia	6,300,000		6,229,913
[e] Woori Bank, sub. note, 144A, 4.75%, 4/30/24	South Korea	5,300,000		5,406,663
				273,335,989
Capital Goods 0.6%
Caterpillar Financial Services Corp., senior note, 1.70%, 8/09/21	United States	4,600,000		4,469,948
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	5,100,000		5,100,000
United Technologies Corp., senior note, 4.50%, 4/15/20	United States	7,500,000		7,639,208
				17,209,156
Consumer Services 0.3%
Marriott International Inc., senior note, 2.875%, 3/01/21	United States	10,000,000		9,890,593
Diversified Financials 5.3%
American Express Co., senior note, 3.70%, 8/03/23	United States	6,800,000		6,909,945
[g] Bank of New York Mellon Corp., senior note, FRN, 3.51%, (3-month
USD LIBOR + 0.87%), 8/17/20	United States	6,400,000		6,476,151
Capital One Bank USA NA, senior note, 2.30%, 6/05/19.	United States	11,900,000		11,879,965

|30

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials (continued)
Capital One Financial Corp.,
senior note, 2.50%, 5/12/20	United States	3,900,000	$3,873,742
senior note, 3.45%, 4/30/21	United States	6,800,000	6,836,730
senior note, 3.05%, 3/09/22	United States	13,600,000	13,434,699
[g] Deutsche Bank AG, senior note, FRN, 3.955%, (3-month USD LIBOR
+ 1.31%), 8/20/20	Germany	7,500,000	7,431,225
[e] Dexia Credit Local SA, senior note, 144A, 2.375%, 9/20/22	France	4,550,000	4,477,496
GE Capital International Funding Co., senior note, 2.342%, 11/15/20	United States	2,000,000	1,952,676
The Goldman Sachs Group Inc.,
senior note, 2.625%, 4/25/21	United States	12,000,000	11,871,875
senior note, 2.35%, 11/15/21	United States	4,000,000	3,905,222
[g] senior note, FRN, 3.988%, (3-month USD LIBOR + 1.20%),
9/15/20.	United States	23,000,000	23,230,368
Morgan Stanley,
senior note, 2.65%, 1/27/20	United States	4,000,000	3,988,711
senior note, 2.80%, 6/16/20	United States	6,600,000	6,592,387
[g] senior note, FRN, 3.905%, (3-month USD LIBOR + 1.14%),
1/27/20.	United States	22,400,000	22,566,502
Navient Corp.,
senior bond, 8.00%, 3/25/20	United States	1,150,000	1,200,312
senior note, 5.00%, 10/26/20	United States	2,000,000	2,012,500
[e] Pricoa Global Funding I,
secured note, 144A, 2.55%, 11/24/20	United States	5,600,000	5,526,858
secured note, 144A, 3.45%, 9/01/23	United States	7,200,000	7,240,206
[e] Protective Life Global Funding, secured note, 144A, 2.262%, 4/08/20 .	United States	7,000,000	6,944,945
[e,g] Seven and Seven Ltd., senior note, 144A, FRN, 3.542%, (6-month
USD LIBOR + 1.00%), 9/11/19	South Korea	400,000	398,655
			158,751,170
Energy 2.4%
Anadarko Petroleum Corp., senior note, 4.85%, 3/15/21	United States	4,857,000	4,980,090
[e] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	1,656,000	1,333,080
Devon Energy Corp., senior bond, 3.25%, 5/15/22	United States	5,300,000	5,242,983
Enable Midstream Partners LP, senior note, 2.40%, 5/15/19	United States	3,700,000	3,688,678
Energy Transfer Operating LP, senior note, 4.20%, 9/15/23	United States	2,800,000	2,824,434
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	7,500,000	7,487,599
Kinder Morgan Inc.,
senior note, 3.05%, 12/01/19	United States	4,500,000	4,501,853
senior note, 3.15%, 1/15/23	United States	9,300,000	9,166,636
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%,
2/01/21	United States	10,400,000	10,768,389
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	1,900,000	380,000
[e] Sinopec Group Overseas Development 2015 Ltd., senior note, 144A,
2.50%, 4/28/20	China	7,400,000	7,340,504
[e] Sinopec Group Overseas Development 2017 Ltd., senior note, 144A,
2.375%, 4/12/20	China	5,100,000	5,049,724
Sunoco LP/Sunoco Finance Corp., senior note, 4.875%, 1/15/23.	United States	2,500,000	2,468,750
Total Capital International SA, senior note, 2.75%, 6/19/21	France	5,800,000	5,806,960
The Williams Cos. Inc., senior note, 4.125%, 11/15/20	United States	1,700,000	1,722,143
			72,761,823

|31

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food & Staples Retailing 0.2%
The Kroger Co., senior note, 2.60%, 2/01/21	United States	7,500,000	$7,406,776
Food, Beverage & Tobacco 1.4%
Anheuser-Busch InBev Finance Inc., senior note, 2.65%, 2/01/21	Belgium	4,151,000	4,126,405
Bunge Ltd. Finance Corp., senior note, 3.50%, 11/24/20	United States	3,100,000	3,098,825
Coca-Cola Femsa SAB de CV, senior note, 4.625%, 2/15/20.	Mexico	1,400,000	1,422,897
[e] Imperial Brands Finance PLC, senior note, 144A, 2.95%, 7/21/20	United Kingdom	6,000,000	5,943,888
Kraft Heinz Foods Co.,
senior bond, 3.50%, 6/06/22	United States	10,000,000	10,025,074
senior note, 3.50%, 7/15/22	United States	5,700,000	5,710,240
senior note, 4.00%, 6/15/23	United States	10,700,000	10,890,897
			41,218,226
Health Care Equipment & Services 2.0%
Anthem Inc., senior note, 2.50%, 11/21/20	United States	7,800,000	7,726,376
[e] CHS/Community Health Systems Inc., senior note, 144A, 8.125%,
6/30/24	United States	1,500,000	1,196,250
CVS Health Corp.,
senior note, 2.80%, 7/20/20	United States	2,800,000	2,791,222
senior note, 2.125%, 6/01/21	United States	4,100,000	4,014,395
senior note, 3.70%, 3/09/23	United States	7,000,000	7,060,055
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	6,700,000	6,948,985
[e] Halfmoon Parent Inc.,
senior note, 144A, 3.40%, 9/17/21.	United States	5,800,000	5,830,688
senior secured note, 144A, 3.75%, 7/15/23	United States	3,900,000	3,955,837
Stryker Corp., senior note, 2.00%, 3/08/19	United States	10,100,000	10,095,695
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	1,825,000	1,827,966
Zimmer Holdings Inc., senior note, 2.70%, 4/01/20	United States	7,500,000	7,468,857
			58,916,326
Household & Personal Products 0.1%
The Procter & Gamble Co., senior note, 1.70%, 11/03/21	United States	3,200,000	3,119,198
Insurance 1.5%
[e] Jackson National Life Global Funding,
secured note, 144A, 2.25%, 4/29/21	United States	7,600,000	7,446,497
secured note, 144A, 3.30%, 2/01/22	United States	12,000,000	12,004,142
Marsh & McLennan Cos. Inc., senior note, 3.50%, 12/29/20	United States	3,400,000	3,435,406
[e] Metropolitan Life Global Funding I,
secured note, 144A, 3.375%, 1/11/22	United States	8,400,000	8,449,195
senior secured bond, 144A, 3.875%, 4/11/22	United States	5,900,000	6,032,421
[e] New York Life Global Funding, secured note, 144A, 2.15%, 6/18/19	United States	6,400,000	6,388,776
			43,756,437
Materials 0.6%
DowDuPont Inc., senior note, 4.205%, 11/15/23	United States	6,000,000	6,220,113
[e] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 4.75%,
5/15/22	Australia	2,000,000	1,999,980
[e] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Switzerland	3,500,000	3,606,094
[e] Glencore Funding LLC,
senior note, 144A, 3.00%, 10/27/22	Switzerland	2,200,000	2,139,084
senior note, 144A, 4.125%, 5/30/23	Switzerland	4,300,000	4,313,153
			18,278,424

|32

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media & Entertainment 2.3%
[e] Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	2,000,000	$1,895,000
Baidu Inc., senior note, 4.375%, 5/14/24.	China	3,500,000	3,582,915
CBS Corp., senior note, 2.30%, 8/15/19	United States	8,437,000	8,408,659
Comcast Corp., senior note, 3.45%, 10/01/21	United States	12,000,000	12,147,936
CSC Holdings LLC, senior bond, 8.625%, 2/15/19	United States	3,000,000	3,011,250
DISH DBS Corp., senior bond, 5.875%, 7/15/22	United States	3,000,000	2,861,250
[e] NBCUniversal Enterprise Inc., senior note, 144A, 1.974%, 4/15/19	United States	10,000,000	9,984,874
[e] Tencent Holdings Ltd., senior note, 144A, 2.985%, 1/19/23	China	8,000,000	7,841,880
Time Warner Inc., senior note, 2.10%, 6/01/19	United States	8,500,000	8,476,926
Warner Media LLC, senior note, 4.75%, 3/29/21	United States	9,000,000	9,292,638
			67,503,328
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Allergan Funding SCS, senior note, 3.45%, 3/15/22	United States	10,500,000	10,484,570
Amgen Inc.,
senior note, 1.85%, 8/19/21	United States	1,000,000	971,113
senior note, 3.875%, 11/15/21	United States	6,800,000	6,937,761
[g] senior note, FRN, 3.253%, (3-month USD LIBOR + 0.60%),
5/22/19.	United States	6,200,000	6,208,364
[e] Bayer U.S. Finance II LLC, senior note, 144A, 3.875%, 12/15/23	Germany	3,400,000	3,398,982
Biogen Inc., senior note, 2.90%, 9/15/20.	United States	11,500,000	11,491,699
Celgene Corp.,
senior note, 2.25%, 8/15/21	United States	7,900,000	7,740,544
senior note, 2.75%, 2/15/23	United States	3,700,000	3,614,629
			50,847,662
Real Estate 0.4%
American Tower Corp., senior note, 3.40%, 2/15/19	United States	6,200,000	6,199,789
Crown Castle International Corp., senior note, 3.15%, 7/15/23	United States	6,000,000	5,866,922
			12,066,711
Retailing 1.1%
Alibaba Group Holding Ltd.,
senior note, 2.50%, 11/28/19	China	11,900,000	11,865,728
senior note, 3.125%, 11/28/21	China	5,400,000	5,379,615
Amazon.com Inc., senior note, 2.40%, 2/22/23	United States	4,150,000	4,096,743
Dollar Tree Inc., senior note, 3.70%, 5/15/23	United States	8,800,000	8,711,578
[b,c,h] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22	South Africa	962,547	1,200
[c,h] K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22.	South Africa	206,330	12,127
[e] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	5,500,000	3,478,750
			33,545,741
Software & Services 0.4%
Fiserv Inc., senior note, 2.70%, 6/01/20	United States	11,300,000	11,242,417
Technology Hardware & Equipment 0.7%
[e] Dell International LLC/EMC Corp., senior secured note, first lien,
144A, 3.48%, 6/01/19	United States	6,400,000	6,402,684
Juniper Networks Inc.,
senior note, 3.125%, 2/26/19	United States	7,500,000	7,499,023
senior note, 3.30%, 6/15/20	United States	500,000	499,592

|33

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Technology Hardware & Equipment (continued)
[e] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	6,500,000		$6,516,250
Tech Data Corp., senior note, 3.70%, 2/15/22	United States	800,000		789,690
				21,707,239
Telecommunication Services 0.8%
[e] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC,
first lien, 144A, 3.36%, 3/20/23	United States	1,718,750		1,713,594
senior secured bond, first lien, 144A, 4.738%, 9/20/29	United States	3,700,000		3,686,513
Telefonica Emisiones SA, senior bond, 5.134%, 4/27/20.	Spain	10,400,000		10,640,240
T-Mobile USA Inc., senior note, 4.00%, 4/15/22	United States	1,800,000		1,788,750
Verizon Communications Inc., senior note, 3.00%, 11/01/21	United States	6,800,000		6,802,837
				24,631,934
Transportation 0.5%
[e] American Airlines Group Inc., senior note, 144A, 5.50%, 10/01/19	United States	1,780,000		1,800,025
[e] DAE Funding LLC, senior note, 144A, 4.00%, 8/01/20	United Arab Emirates	2,100,000		2,084,250
FedEx Corp.,
senior note, 0.50%, 4/09/20	United States	7,100,000	EUR	8,160,642
senior note, 3.40%, 1/14/22	United States	3,900,000		3,936,695
				15,981,612
Utilities 1.5%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	7,600,000		7,410,000
Dominion Energy Inc., junior sub. note, 2.579%, 7/01/20	United States	5,200,000		5,169,873
[e] Korea East-West Power Co. Ltd., senior note, 144A, 3.875%, 7/19/23 .	South Korea	3,300,000		3,355,902
PSEG Power LLC, senior note, 3.00%, 6/15/21	United States	7,700,000		7,605,256
The Southern Co., senior note, 2.35%, 7/01/21	United States	6,500,000		6,372,921
[e] State Grid Overseas Investment 2014 Ltd., senior note, 144A, 2.75%,
5/07/19	China	2,200,000		2,198,647
[e] State Grid Overseas Investment 2016 Ltd., senior note, 144A, 2.75%,
5/04/22	China	9,400,000		9,223,515
[e] Talen Energy Supply LLC, senior note, 144A, 9.50%, 7/15/22	United States	2,400,000		2,460,000
				43,796,114
Total Corporate Bonds (Cost $1,003,415,658)				996,441,728

Senior Floating Rate Interests 3.5%
Automobiles & Components 0.1%
Allison Transmission Inc., New Term Loans, 4.26%, (1-month USD
LIBOR + 1.75%), 9/23/22	United States	847,557		844,644
[i,j] Thor Industries Inc., Term Loan B, TBD, 2/01/26	United States	2,690,822		2,586,553
TI Group Automotive Systems LLC, Initial US Term Loan, 4.999%,
(1-month USD LIBOR + 2.50%), 6/30/22.	United States	1,293,631		1,253,744
				4,684,941
Capital Goods 0.0%†
Altra Industrial Motion Corp., Term Loan, 4.499%, (1-month USD
LIBOR + 2.00%), 10/01/25	United States	619,225		609,679
Harsco Corp., Term Loan B-2, 4.75%, (1-month USD LIBOR +
2.25%), 12/10/24	United States	133,534		132,866
				742,545

|34

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*	Value

Senior Floating Rate Interests (continued)
Commercial & Professional Services 0.2%
KAR Auction Services Inc., Tranche B-5 Term Loans, 5.313%,
(3-month USD LIBOR + 2.50%), 3/09/23.		United States	697,931	$694,441
United Rentals North America Inc., Initial Term Loans, 4.249%,
(1-month USD LIBOR + 1.75%), 10/30/25		United States	4,719,014	4,700,336
				5,394,777
Consumer Services 0.4%
Aristocrat Technologies Inc., Term B-3 Loans, 4.526%, (3-month USD
LIBOR + 1.75%), 10/19/24		United States	3,400,334	3,346,674
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.50%, (1-month
USD LIBOR + 2.00%), 2/13/25		United States	1,532,368	1,517,527
Eldorado Resorts Inc.,
Initial Term Loan, 4.813%, (1-month USD LIBOR + 2.25%),
4/17/24	.	United States	844,594	836,148
Initial Term Loan, 4.813%, (3-month USD LIBOR + 2.25%),
4/17/24	.	United States	742,961	735,531
Greektown Holdings LLC, Initial Term Loan, 5.249%, (1-month USD
LIBOR + 2.75%), 4/25/24		United States	3,292,208	3,283,977
Las Vegas Sands LLC, Term B Loans, 4.249%, (1-month USD LIBOR
+ 1.75%), 3/27/25		United States	992,500	976,726
				10,696,583
Diversified Financials 0.1%
First Eagle Holdings Inc., Initial Term Loans, 5.563%, (3-month USD
LIBOR + 2.75%), 12/01/24		United States	877,095	870,242
Trans Union LLC, 2017 Replacement Term A-2 Loans, 4.249%,
(1-month USD LIBOR + 1.75%), 8/09/22.		United States	1,008,924	997,574
				1,867,816
Energy 0.2%
Bowie Resource Holdings LLC, First Lien Initial Term Loan, 8.457%,
(3-month USD LIBOR + 5.75%), 8/14/20.		United States	1,570,454	1,546,898
Fieldwood Energy LLC, Closing Date Loans, 7.749%, (1-month USD
LIBOR + 5.25%), 4/11/22		United States	5,036,382	4,636,619
Foresight Energy LLC, Term Loans, 8.249%, (1-month USD LIBOR +
5.75%), 3/28/22		United States	1,207,845	1,197,653
				7,381,170
Food & Staples Retailing 0.0%†
Aramark Corp., U.S. Term B-3 Loan, 4.249%, (1-month USD LIBOR +
1.75%), 3/11/25		United States	95,905	95,386
Smart & Final Stores LLC, First Lien Term Loan, 5.999%, (1-month
USD LIBOR + 3.50%), 11/15/22.		United States	1,217,455	1,126,145
				1,221,531
Food, Beverage & Tobacco 0.3%
JBS USA Lux S.A.,
New Initial Term Loans, 4.999%, (1-month USD LIBOR + 2.50%),
10/30/22		United States	988,087	979,441
New Initial Term Loans, 5.301%, (3-month USD LIBOR + 2.50%),
10/30/22		United States	5,763,696	5,713,264
Post Holdings Inc., Series A Incremental Term Loans, 4.52%,
(1-month USD LIBOR + 2.00%), 5/24/24.		United States	1,426,159	1,411,897
				8,104,602

|35

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Senior Floating Rate Interests (continued)
Health Care Equipment & Services 0.3%
DaVita Healthcare Partners Inc., Tranche B Term Loan, 5.249%,
(1-month USD LIBOR + 2.75%), 6/24/21.	United States	2,342,141	$2,342,127
HCA Inc., Term Loan B11, 4.249%, (1-month USD LIBOR + 1.75%),
3/18/23	United States	1,322,816	1,319,839
IQVIA Inc., Term B-2 Dollar Loans, 4.803%, (1-month USD LIBOR +
2.00%), 1/20/25	United States	3,559,227	3,531,643
U.S. Renal Care Inc., Initial Term Loan, 7.053%, (3-month USD LIBOR
+ 4.25%), 12/31/22.	United States	1,903,917	1,874,565
			9,068,174
Materials 0.3%
Ashland LLC, Term B Loan, 4.249% - 4.269%, (1-month USD LIBOR
+ 1.75%), 5/17/24	United States	4,205,653	4,177,181
Chemours Co., Tranche B-2 US$ Term Loan, 4.25%, (1-month USD
LIBOR + 1.75%), 4/03/25	United States	1,761,976	1,734,798
Crown Americas LLC, Dollar Term B Loan, 4.513%, (1-month USD
LIBOR + 2.00%), 4/03/25	United States	1,052,971	1,054,726
Oxbow Carbon LLC,
Tranche A Term Loan, 4.749%, (1-month USD LIBOR + 2.25%),
1/04/22.	United States	1,242,000	1,235,790
Tranche B Term Loan, 5.999%, (1-month USD LIBOR + 3.50%),
1/04/23.	United States	570,000	569,288
			8,771,783
Media & Entertainment 0.5%
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.759%, (1-month USD LIBOR +
2.25%), 12/15/23	United States	502,911	495,682
Initial Term Loans, 4.759%, (1-month USD LIBOR + 2.25%),
12/15/22	United States	4,060,944	4,002,568
Charter Communications Operating LLC, Term A-2 Loan, 4.03%,
(1-month USD LIBOR + 1.50%), 3/31/23.	United States	1,177,275	1,159,616
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.759%,
(1-month USD LIBOR + 2.25%), 7/17/25.	United States	2,209,746	2,146,892
Gray Television Inc., Term C Loan, 5.02%, (3-month USD LIBOR +
2.50%), 1/02/26	United States	378,761	374,343
Lions Gate Capital Holdings LLC, Term A Loan, 4.249%, (1-month
USD LIBOR + 1.75%), 3/22/23	Canada	148,475	146,248
Mediacom Illinois LLC, Tranche N Term Loan, 4.17%, (1-week USD
LIBOR + 1.75%), 2/15/24	United States	4,497,574	4,448,851
Rackspace Hosting Inc., Term B Loans, 5.582%, (3-month USD
LIBOR + 3.00%), 11/03/23	United States	1,421,727	1,322,369
			14,096,569
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 6.75%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	3,403,010	3,377,487
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
4.664%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	1,431,431	1,415,465
Syneos Health Inc., Initial Term B Loans, 4.499%, (1-month USD
LIBOR + 2.00%), 8/01/24	United States	3,681,213	3,629,050

|36

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Senior Floating Rate Interests (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Valeant Pharmaceuticals International,
First Incremental Term Loan, 5.263%, (1-month USD LIBOR +
2.75%), 11/27/25	United States	1,925,000	$1,900,937
Initial Term Loans, 5.513%, (1-month USD LIBOR + 3.00%),
6/02/25.	United States	521,988	517,462
			10,840,401
Retailing 0.3%
Ascena Retail Group Inc., Tranche B Term Loan, 7.00%, (1-month
USD LIBOR + 4.50%), 8/21/22	United States	2,802,087	2,582,586
General Nutrition Centers Inc.,
Tranche B-2 Term Loans, 11.75%, (1-month USD LIBOR +
9.25%), 3/04/21	United States	508,094	492,217
Tranche B-2 Term Loans, 12.00%, (3-month USD LIBOR +
9.25%), 3/04/21	United States	513,143	497,108
Tranche B-2 Term Loans, 13.75%, (Prime + 8.25%), 3/04/21	United States	270,984	262,515
Harbor Freight Tools USA Inc., Refinancing Loans, 4.999%, (1-month
USD LIBOR + 2.50%), 8/19/23	United States	3,489,459	3,391,007
Jo-Ann Stores Inc., Initial Loans, 7.761%, (3-month USD LIBOR +
5.00%), 10/23/23	United States	2,005,246	1,985,193
[i,j] Wand NewCo. 3 Inc., First Lien Term Loan, TBD, 1/23/26	United States	213,851	213,806
			9,424,432
Semiconductors & Semiconductor Equipment 0.1%
MKS Instruments Inc.,
Tranche B-4 Term Loan, 4.249%, (1-month USD LIBOR +
1.75%), 4/29/23	United States	112,434	112,347
[i,j] Tranche B-5 Term Loans, TBD, 2/01/26	United States	428,537	428,068
ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans,
4.249%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	3,234,379	3,200,770
			3,741,185
Software & Services 0.0%†
LegalZoom.com Inc., 2018 Term Loans, 7.019%, (1-month USD
LIBOR + 4.50%), 11/21/24	United States	231,855	232,000
Wex Inc., Term B-2 Loan, 4.749%, (1-month USD LIBOR + 2.25%),
7/01/23	United States	383,163	378,533
			610,533
Technology Hardware & Equipment 0.0%†
CommScope Inc., Tranche 5 Term Loans, 4.499%, (1-month USD
LIBOR + 2.00%), 12/29/22	United States	1,174,731	1,171,412
Telecommunication Services 0.0%†
Global Tel*Link Corp., First Lien Term Loan, 6.956%, (3-month USD
LIBOR + 4.25%), 11/29/25	United States	258,582	255,511
Transportation 0.2%
Air Canada, Term Loan, 4.50%, (1-month USD LIBOR + 2.00%),
10/06/23	Canada	34,981	34,893
[i,j] Allegiant Travel Co., Term Loan B, TBD, 2/05/24	United States	311,056	308,723
American Airlines Inc., 2017 Replacement Term Loans, 4.516%,
(1-month USD LIBOR + 2.00%), 10/10/21	United States	1,011,678	1,000,360
International Seaways Operating Corp., Initial Term Loans, 8.50%,
(1-month USD LIBOR + 6.00%), 6/22/22.	United States	681,649	678,241

|37

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*			Value

Senior Floating Rate Interests (continued)
Transportation (continued)
Navios Maritime Midstream Partners LP, Initial Term Loan, 7.30%,
(3-month USD LIBOR + 4.50%), 6/18/20.	Marshall Islands	1,194,151			$1,150,863
Navios Maritime Partners LP, Initial Term Loan, 7.78%, (3-month USD
LIBOR + 5.00%), 9/14/20	United States	2,053,128			2,042,862
					5,215,942
Utilities 0.1%
EFS Cogen Holdings I LLC (Linden),
Term B Advance, 5.75%, (1-month USD LIBOR + 3.25%),
6/28/23.	United States	37,076			36,538
Term B Advance, 6.06%, (3-month USD LIBOR + 3.25%),
6/28/23.	United States	106,987			105,436
NRG Energy Inc., Term Loan B, 4.249%, (1-month USD LIBOR +
1.75%), 6/30/23	United States	2,106,098			2,076,782
					2,218,756
Total Senior Floating Rate Interests
(Cost $107,061,884)					105,508,663

Marketplace Loans (Cost $13,342,514) 0.4%
Diversified Financials 0.4%
[b] Lending Club, 6.00%-27.27%, 9/19/21-1/31/24	United States	13,342,514			13,153,722
Foreign Government and Agency Securities 1.0%
[e] The Export-Import Bank of China, senior note, 144A, 2.50%, 7/31/19 .	China	8,000,000			7,981,640
The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20	South Korea	11,200,000			11,131,792
[e] Harvest Operations Corp., senior note, 144A, 4.20%, 6/01/23	South Korea	1,900,000			1,959,147
The Korea Development Bank, senior note, 3.375%, 3/12/23	South Korea	6,500,000			6,524,375
Nota Do Tesouro Nacional, 10.00%, 1/01/21	Brazil	2,350	[k]	BRL	677,298
Total Foreign Government and Agency Securities
(Cost $28,279,444)					28,274,252

U.S. Government and Agency Securities 13.8%
U.S. Treasury Note,
2.125%, 1/31/21	United States	66,000,000			65,563,008
2.25%, 7/31/21	United States	39,000,000			38,813,379
2.00%, 8/31/21	United States	45,000,000			44,493,750
2.125%, 9/30/21	United States	55,000,000			54,548,828
2.00%, 10/31/21	United States	30,000,000			29,649,609
1.75%, 3/31/22	United States	54,000,000			52,879,922
[l] Index Linked, 1.875%, 7/15/19	United States	9,727,594			9,773,889
[l] Index Linked, 1.375%, 1/15/20	United States	25,480,912			25,527,030
[l] Index Linked, 0.125%, 4/15/21	United States	19,143,636			18,827,878
[l] Index Linked, 0.125%, 1/15/22	United States	40,092,615			39,372,141
Unsecured, 2.625%, 5/15/21	United States	33,000,000			33,120,527
Total U.S. Government and Agency Securities
(Cost $414,553,234)					412,569,961

Asset-Backed Securities and Commercial Mortgage-
Backed Securities 42.6%
Automobiles & Components 0.0%†
[m] Countrywide Asset-Backed Certificates, 2002-3, 1A1, FRN, 3.25%,
(1-month USD LIBOR + 0.74%), 5/25/32.	United States	1,357			1,315

|38

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Banks 0.2%
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49	United States	255,508	$246,587
[n] Commercial Mortgage Trust,
2006-GG7, AJ, FRN, 5.692%, 7/10/38	United States	3,818,000	3,517,784
2006-GG7, AM, FRN, 5.692%, 7/10/38	United States	180,563	181,245
[m] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 3.26%,
(1-month USD LIBOR + 0.75%), 3/25/34.	United States	177,261	177,965
[n,o] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN,
5.606%, 12/10/49.	United States	858,348	864,966
[m] Impac Secured Assets Corp., 2004-4, M1, FRN, 3.275%, (1-month
USD LIBOR + 0.765%), 2/25/35.	United States	326,628	327,837
[m] Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 3.25%,
(1-month USD LIBOR + 0.74%), 3/25/28.	United States	287,227	276,654
[m] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN,
3.245%, (1-month USD LIBOR + 0.735%), 1/25/35	United States	79,809	79,916
[n] Wells Fargo Mortgage Backed Securities Trust,
2005-AR, 1A1, FRN, 5.083%, 2/25/35	United States	875,489	900,999
2005-AR9, 2A2, FRN, 4.663%, 10/25/33	United States	110,993	111,008
			6,684,961
Diversified Financials 42.2%
[e,m] Alinea CLO Ltd., 2018-1A, B, 144A, FRN, 4.411%, (3-month USD
LIBOR + 1.65%), 7/20/31	United States	3,000,000	2,944,590
American Express Credit Account Master Trust,
2017-1, B, 2.10%, 9/15/22	United States	13,480,000	13,357,855
2017-6, A, 2.04%, 5/15/23	United States	16,300,000	16,117,492
2018-1, A, 2.67%, 10/17/22	United States	12,000,000	11,980,244
[m] American Home Mortgage Investment Trust,
2004-3, 4A, FRN, 4.385%, (6-month USD LIBOR + 1.50%),
10/25/34	United States	1,715,146	1,694,489
2005-1, 6A, FRN, 4.908%, (6-month USD LIBOR + 2.00%),
6/25/45.	United States	912,135	921,684
[m] Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through
Certificates, 2004-R4, M1, FRN, 3.335%, (1-month USD LIBOR +
0.825%), 6/25/34	United States	496,219	499,517
[e,n] AMMC CLO 15 Ltd.,
2014-15A, ARR, 144A, FRN, 3.587%, 1/15/32	United States	4,700,000	4,683,926
2014-15A, BRR, 144A, FRN, 4.127%, 1/15/32	United States	1,494,355	1,493,249
[e] AMMC CLO XI Ltd.,
[n] 2012-11A, A1R2, FRN, 3.761%, 4/30/31	United States	2,750,000	2,713,562
[m] 2012-11A, BR2, 144A, FRN, 4.351%, (3-month USD LIBOR +
1.60%), 4/30/31	United States	1,700,000	1,675,962
[m] 2012-11A, CR2, 144A, FRN, 4.651%, (3-month USD LIBOR +
1.90%), 4/30/31	United States	450,000	429,876
[m] 2012-11A, DR2, 144A, FRN, 5.601%, (3-month USD LIBOR +
2.85%), 4/30/31	United States	400,000	378,088

|39

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,m] Antares CLO Ltd., 2018-1A, B, 144A, FRN, 4.411%, (3-month USD
LIBOR + 1.65%), 4/20/31	United States	5,400,000	$5,107,266
[e,m] ARES CLO Ltd., 2018-48A, B, 144A, FRN, 4.341%, (3-month USD
LIBOR + 1.58%), 7/20/30	United States	1,000,000	984,760
[e,n] ARES L CLO Ltd., 2018-50A, B, 144A, FRN, 4.478%, 1/15/32	United States	4,000,000	3,969,560
[m] Argent Securities Inc. Asset-Backed Pass-Through Certificates,
2005-W2, A2C, FRN, 2.87%, (1-month USD LIBOR + 0.36%),
10/25/35	United States	395,654	396,677
[e,m] Atrium IX, 9A, AR, 144A, FRN, 3.947%, (3-month USD LIBOR +
1.24%), 5/28/30	United States	2,000,000	1,999,800
[e,n] Atrium XII, 2012A, CR, 144A, FRN, 3.591%, 4/22/27	United States	9,000,000	8,944,560
[e,m] Atrium XIII,
2013A, B, 144A, FRN, 4.261%, (3-month USD LIBOR + 1.50%),
11/21/30	United States	1,000,000	983,760
2013A, C, 144A, FRN, 4.561%, (3-month USD LIBOR + 1.80%),
11/21/30	United States	1,000,000	968,400
[e,n] Atrium XIV LLC, 14A, B, 144A, FRN, 4.479%, 8/23/30	United States	2,400,000	2,381,808
[e,n] Atrium XV, 15A, B, 144A, FRN, 4.526%, 1/23/31	United States	2,000,000	1,977,120
[e,m] Bain Capital Credit CLO, 2018-1A, A1, 144A, FRN, 3.732%, (3-month
USD LIBOR + 0.96%), 4/23/31	United States	2,000,000	1,973,160
[e] BAMLL Commercial Mortgage Securities Trust, 2012-PARK, A, 144A,
2.959%, 12/10/30.	United States	3,200,000	3,222,328
[n] Bank, 2018-BN13, XA, IO, FRN, 0.52%, 8/15/61	United States	108,073,894	3,801,769
[e,n] BBC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 4.911%,
10/20/30	United States	2,100,000	2,029,713
[m] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 3.39%, (1-month USD
LIBOR + 0.88%), 11/25/34	United States	18,465	18,380
[e,m] Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 4.11%, (1-month
USD LIBOR + 1.60%), 4/25/28	Bermuda	5,870,000	5,872,811
[e,m] Betony CLO 2 Ltd.,
2018-1A, A2, 144A, FRN, 4.351%, (3-month USD LIBOR +
1.60%), 4/30/31	United States	3,500,000	3,425,310
2018-1A, C, 144A, FRN, 5.651%, (3-month USD LIBOR +
2.90%), 4/30/31	United States	300,000	287,169
[e,n] BlueMountain CLO Ltd.,
2012-2A, AR2, 144A, FRN, 3.695%, 11/20/28	United States	2,841,775	2,830,181
2012-2A, BR2, 144A, FRN, 4.095%, 11/20/28	United States	2,051,917	2,028,874
2014-2A, A2R2, 144A, FRN, 4.161%, 10/20/30.	United States	974,225	945,748
2014-2A, CR2, 144A, FRN, 4.961%, 10/20/30	United States	1,000,000	989,310
2018-3A, B, 144A, FRN, 4.541%, 10/25/30.	United States	4,000,000	3,983,840
2018-3A, C, 144A, FRN, 4.971%, 10/25/30	United States	1,785,715	1,748,983
[e,m] BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN, 5.111%,
(3-month USD LIBOR + 2.35%), 7/20/29.	United States	1,361,000	1,361,653
[e,m] BlueMountain Fuji U.S. CLO II Ltd.,
2017-2A, A1A, 144A, FRN, 3.669%, (3-month USD LIBOR +
1.20%), 10/20/30	United States	3,500,000	3,492,965
2017-2A, B, 144A, FRN, 4.619%, (3-month USD LIBOR +
2.15%), 10/20/30	United States	1,000,000	992,140

|40

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,m] BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, C, 144A, FRN, 4.487%,
(3-month USD LIBOR + 1.70%), 1/15/30.	United States	500,000	$480,510
[e] Burnham Park CLO Ltd.,
[m] 2016-1A, A, 144A, FRN, 4.191%, (3-month USD LIBOR +
1.43%), 10/20/29	United States	2,240,000	2,244,278
[n] 2016-1A, BR, 144A, FRN, 4.261%, 10/20/29	United States	2,321,575	2,289,560
[e,n] BX Commercial Mortgage Trust, 2018-IND, A, 144A, FRN, 3.259%,
11/15/35	United States	7,079,436	7,050,879
Capital One Multi-Asset Execution Trust,
[m] 2004-B3, B3, FRN, 3.239%, (1-month USD LIBOR + 0.73%),
1/18/22.	United States	2,220,000	2,221,424
2017-A4, A4, 1.99%, 7/17/23	United States	14,230,000	14,069,393
[e,m] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, AR, 144A, FRN, 4.211%, (3-month USD LIBOR +
1.45%), 1/20/29	United States	2,800,000	2,821,504
2014-1A, A2R2, 144A, FRN, 3.903%, (3-month USD LIBOR +
1.13%), 4/17/31	United States	1,200,000	1,191,180
2014-4RA, A2, 144A, FRN, 4.387%, (3-month USD LIBOR +
1.60%), 7/15/30	United States	12,000,000	11,868,240
[e,n] Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN,
4.987%, 10/15/31.	United States	6,500,000	6,253,260
[e,m] Carlyle U.S. CLO Ltd.,
2017-1A, A1A, 144A, FRN, 4.061%, (3-month USD LIBOR +
1.30%), 4/20/31	United States	1,000,000	999,610
2017-2A, B, 144A, FRN, 4.869%, (3-month USD LIBOR +
2.40%), 7/20/31	United States	2,110,000	2,111,498
2017-3A, B, 144A, FRN, 5.111%, (3-month USD LIBOR +
2.35%), 7/20/29	United States	1,250,000	1,250,600
2017-5A, B, 144A, FRN, 4.561%, (3-month USD LIBOR +
1.80%), 1/20/30	United States	2,200,000	2,127,466
[e,m] Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 5.73%, (3-month
USD LIBOR + 2.95%), 10/18/26.	United States	3,011,300	3,013,799
[e] Centerline REIT Inc., 2004-RR3, B, 144A, 5.04%, 9/21/45	United States	2,112,375	2,090,026
[m] Chase Issuance Trust, 2014-A5, A5, FRN, 2.879%, (1-month USD
LIBOR + 0.37%), 4/15/21	United States	7,310,000	7,313,338
[e,n] CIM Trust, 2018-INV1, A4, 144A, FRN, 4.00%, 8/25/48	United States	8,843,608	8,919,764
Citibank Credit Card Issuance Trust,
2017-A3, A3, 1.92%, 4/07/22	United States	11,000,000	10,893,651
2018-A1, A1, 2.49%, 1/20/23	United States	13,700,000	13,646,093
[e,n] Cole Park CLO Ltd., 2015-1A, BR, 144A, FRN, 4.361%, 10/20/28	United States	1,714,286	1,706,966
[e,n] Colombia Cent CLO 27 Ltd., 2018-27A, A2A, 144A, FRN, 4.09%,
10/25/28	United States	1,538,462	1,524,600
[e,n] COMM Mortgage Trust, 2014-277P, A, 144A, FRN, 3.611%, 8/10/49	United States	2,980,000	3,050,581
[n] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%,
3/01/33	United States	688,002	745,498
[n] Conseco Financial Corp., 1998-6, A8, 6.66%, 6/01/30	United States	3,765,160	3,921,475
[e,n] Consumer Loan Underlying Bond (CLUB) Certificate Issuer Trust I,
2018-14, PT, 144A, FRN, 9.90%, 9/16/41	United States	4,404,957	4,405,994
2018-29, PT, 144A, FRN, 27.64%, 12/15/43	United States	1,083,122	911,907
2018-8, 144A, FRN, 9.96%, 6/17/41	United States	3,589,623	3,595,028

|41

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,m] Cook Park CLO Ltd., 2018-1A, A2, 144A, FRN, 3.893%, (3-month
USD LIBOR + 1.12%), 4/17/30	United States	1,000,000	$991,910
[e] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	12,678,992	12,681,678
[n] Countrywide Home Loans, 2004-11, 2A1, FRN, 3.594%, 7/25/34	United States	1,411,081	1,408,757
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1,
5.00%, 9/25/19	United States	187,538	187,430
[e,n] CSMC Trust, 2014-IVR3, A1, 144A, FRN, 3.50%, 7/25/44	United States	1,893,504	1,886,070
Discover Card Execution Note Trust, 2018-A4, A4, 3.11%, 1/16/24	United States	8,230,000	8,299,264
[e,m] Dryden 33 Senior Loan Fund, 2014-33A, AR, 144A, FRN, 4.217%,
(3-month USD LIBOR + 1.43%), 10/16/28	United States	12,415,000	12,421,580
[e,m] Dryden 41 Senior Loan Fund, 2015-41A, AR, 144A, FRN, 3.757%,
(3-month USD LIBOR + 0.97%), 4/15/31.	United States	1,875,000	1,852,219
[e,n] Dryden 45 Senior Loan Fund, 2016-45A, CR, 144A, FRN, 4.987%,
10/15/30	United States	625,000	619,869
[e,m] Dryden 49 Senior Loan Fund, 2017-49A, C, 144A, FRN, 5.13%,
(3-month USD LIBOR + 2.35%), 7/18/30.	United States	870,000	870,313
[e,m] Dryden 50 Senior Loan Fund,
2017-50A, A1, 144A, FRN, 4.007%, (3-month USD LIBOR +
1.22%), 7/15/30	United States	2,640,000	2,626,826
2017-50A, C, 144A, FRN, 5.037%, (3-month USD LIBOR +
2.25%), 7/15/30	United States	2,150,000	2,141,615
[e,m] Dryden 53 CLO Ltd.,
2017-53A, B, 144A, FRN, 4.187%, (3-month USD LIBOR +
1.40%), 1/15/31	United States	5,700,000	5,576,367
2017-53A, C, 144A, FRN, 4.487%, (3-month USD LIBOR +
1.70%), 1/15/31	United States	1,000,000	959,410
[e,m] Dryden 55 CLO Ltd.,
2018-55A, A1, 144A, FRN, 3.807%, (3-month USD LIBOR +
1.02%), 4/15/31	United States	3,000,000	2,967,930
2018-55A, C, 144A, FRN, 4.687%, (3-month USD LIBOR +
1.90%), 4/15/31	United States	600,000	576,852
2018-55A, D, 144A, FRN, 5.637%, (3-month USD LIBOR +
2.85%), 4/15/31	United States	300,000	285,687
[e,m] Dryden 58 CLO Ltd.,
2018-58A, B, 144A, FRN, 4.273%, (3-month USD LIBOR +
1.50%), 7/17/31	United States	11,000,000	10,796,390
2018-58A, D, 144A, FRN, 5.473%, (3-month USD LIBOR +
2.70%), 7/17/31	United States	1,000,000	949,960
[e,m] Dryden 64 CLO Ltd.,
2018-64A, A, 144A, FRN, 3.75%, (3-month USD LIBOR +
0.97%), 4/18/31	United States	6,500,000	6,401,720
2018-64A, D, 144A, FRN, 5.43%, (3-month USD LIBOR +
2.65%), 4/18/31	United States	500,000	478,515
[e,n] Dryden 70 CLO Ltd., 2018-70A, B, 144A, FRN, 4.54%, 1/16/32.	United States	560,580	558,007
[e,m] Dryden CLO Ltd., 2018-58A, A2, 144A, FRN, 4.023%, (3-month USD
LIBOR + 1.25%), 7/17/31	United States	1,600,000	1,552,240
[e,n] Eaton Vance CLO Ltd., 2014-1RA, C, 144A, FRN, 4.887%, 7/15/30	United States	789,030	761,943
[e,m] Ellington CLO III Ltd., 2018-3A, A1, 144A, FRN, 4.411%, (3-month
USD LIBOR + 1.65%), 7/20/30	United States	3,400,000	3,374,262

|42

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
FHLMC Structured Agency Credit Risk Debt Notes,
[m] 2013-DN2, M2, FRN, 6.76%, (1-month USD LIBOR + 4.25%),
11/25/23	United States	7,139,844	$7,799,051
[m] 2014-DN1, M2, FRN, 4.71%, (1-month USD LIBOR + 2.20%),
2/25/24.	United States	1,145,295	1,166,558
[m] 2014-DN2, M3, FRN, 6.11%, (1-month USD LIBOR + 3.60%),
4/25/24.	United States	14,350,000	15,510,063
[m] 2014-DN3, M3, FRN, 6.51%, (1-month USD LIBOR + 4.00%),
8/25/24.	United States	2,176,704	2,359,928
[m] 2014-DN4, M3, FRN, 7.06%, (1-month USD LIBOR + 4.55%),
10/25/24	United States	8,513,290	9,411,519
[m] 2014-HQ1, M2, FRN, 5.01%, (1-month USD LIBOR + 2.50%),
8/25/24.	United States	89,183	89,269
[m] 2014-HQ1, M3, FRN, 6.61%, (1-month USD LIBOR + 4.10%),
8/25/24.	United States	5,200,000	5,662,758
[m] 2014-HQ2, M3, FRN, 6.26%, (1-month USD LIBOR + 3.75%),
9/25/24.	United States	12,060,000	13,447,917
[m] 2014-HQ3, M3, FRN, 7.26%, (1-month USD LIBOR + 4.75%),
10/25/24	United States	3,154,287	3,482,733
[m] 2015-DN1, M3, FRN, 6.66%, (1-month USD LIBOR + 4.15%),
1/25/25.	United States	15,996,063	17,158,846
[m] 2015-DNA1, M2, FRN, 4.36%, (1-month USD LIBOR + 1.85%),
10/25/27	United States	8,246,711	8,349,304
[m] 2015-DNA1, M3, FRN, 5.81%, (1-month USD LIBOR + 3.30%),
10/25/27	United States	4,500,000	4,934,939
[m] 2015-DNA2, M2, FRN, 5.11%, (1-month USD LIBOR + 2.60%),
12/25/27	United States	4,624,141	4,683,046
[m] 2015-DNA2, M3, FRN, 6.41%, (1-month USD LIBOR + 3.90%),
12/25/27	United States	18,171,000	19,760,148
[m] 2015-DNA3, M2, FRN, 5.36%, (1-month USD LIBOR + 2.85%),
4/25/28.	United States	4,755,284	4,877,366
[m] 2015-DNA3, M3, FRN, 7.21%, (1-month USD LIBOR + 4.70%),
4/25/28.	United States	6,970,000	8,165,828
[m] 2015-HQ1, M2, FRN, 4.71%, (1-month USD LIBOR + 2.20%),
3/25/25.	United States	174,161	174,311
[m] 2015-HQ1, M3, FRN, 6.31%, (1-month USD LIBOR + 3.80%),
3/25/25.	United States	13,295,000	14,077,327
[m] 2015-HQ2, M3, FRN, 5.76%, (1-month USD LIBOR + 3.25%),
5/25/25.	United States	6,860,000	7,486,475
[m] 2015-HQA1, M2, FRN, 5.16%, (1-month USD LIBOR + 2.65%),
3/25/28.	United States	4,455,733	4,516,908
[m] 2015-HQA1, M3, FRN, 7.21%, (1-month USD LIBOR + 4.70%),
3/25/28.	United States	18,500,000	20,971,870
[m] 2015-HQA2, M2, FRN, 5.31%, (1-month USD LIBOR + 2.80%),
5/25/28.	United States	5,815,892	5,938,884
[m] 2016-DNA1, M2, FRN, 5.406%, (1-month USD LIBOR + 2.90%),
7/25/28.	United States	231,095	235,051
[m] 2016-DNA1, M3, FRN, 8.056%, (1-month USD LIBOR + 5.55%),
7/25/28.	United States	13,460,000	16,003,752
[m] 2016-DNA2, M2, FRN, 4.71%, (1-month USD LIBOR + 2.20%),
10/25/28	United States	896,774	902,108

|43

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
[m] 2016-DNA2, M3, FRN, 7.16%, (1-month USD LIBOR + 4.65%),
10/25/28	United States	14,197,000	$16,011,561
[m] 2016-HQA1, M2, FRN, 5.26%, (1-month USD LIBOR + 2.75%),
9/25/28.	United States	687,205	697,450
[m] 2016-HQA2, M2, FRN, 4.76%, (1-month USD LIBOR + 2.25%),
11/25/28	United States	797,214	810,232
[m] 2016-HQA2, M3, FRN, 7.66%, (1-month USD LIBOR + 5.15%),
11/25/28	United States	9,640,000	11,265,889
[m] 2016-HQA3, M2, FRN, 3.86%, (1-month USD LIBOR + 1.35%),
3/25/29.	United States	250,000	252,259
[m] 2017-DNA3, M2, FRN, 5.01%, (1-month USD LIBOR + 2.50%),
3/25/30.	United States	8,350,000	8,587,133
[m] 2018-HQA1, M1, FRN, 3.21%, (1-month USD LIBOR + 0.70%),
9/25/30.	United States	7,550,500	7,545,918
[n] HQA1, M2, FRN, 6.06%, 8/25/29	United States	15,764,156	16,974,913
[e,m] Flagship CLO VIII Ltd.,
2014-8A, ARR, 144A, FRN, 3.629%, (3-month USD LIBOR +
0.85%), 1/16/26	United States	6,385,000	6,349,436
2014-8A, DR, 144A, FRN, 5.829%, (3-month USD LIBOR +
3.05%), 1/16/26	United States	2,000,000	1,966,260
[e,n] Flagstar Mortgage Trust, 2018-6RR, 1A3, 144A, FRN, 4.00%,
10/25/48	United States	9,768,135	9,859,624
FNMA Connecticut Avenue Securities,
[m] 2013-C01, M2, FRN, 7.76%, (1-month USD LIBOR + 5.25%),
10/25/23	United States	19,174,385	21,634,712
[m] 2014-C01, M1, FRN, 4.11%, (1-month USD LIBOR + 1.60%),
1/25/24.	United States	2,899,192	2,905,404
[m] 2014-C02, 1M2, FRN, 5.11%, (1-month USD LIBOR + 2.60%),
5/25/24.	United States	13,645,000	14,265,304
[m] 2014-C02, 2M2, FRN, 5.11%, (1-month USD LIBOR + 2.60%),
5/25/24.	United States	1,393,652	1,450,120
[m] 2014-C03, 1M2, FRN, 5.51%, (1-month USD LIBOR + 3.00%),
7/25/24.	United States	15,115,902	16,056,561
[m] 2014-C03, 2M2, FRN, 5.41%, (1-month USD LIBOR + 2.90%),
7/25/24.	United States	12,760,640	13,399,091
[m] 2014-C04, 1M1, FRN, 7.41%, (1-month USD LIBOR + 4.90%),
11/25/24	United States	12,279,403	13,803,883
[m] 2014-C04, 2M2, FRN, 7.51%, (1-month USD LIBOR + 5.00%),
11/25/24	United States	5,857,295	6,513,068
[m] 2015-C01, 1M2, FRN, 6.81%, (1-month USD LIBOR + 4.30%),
2/25/25.	United States	12,727,729	13,910,786
[m] 2015-C01, 2M2, FRN, 7.06%, (1-month USD LIBOR + 4.55%),
2/25/25.	United States	6,793,886	7,311,613
[m] 2015-C02, 1M2, FRN, 6.51%, (1-month USD LIBOR + 4.00%),
5/25/25.	United States	13,447,438	14,646,521
[m] 2015-C02, 2M2, FRN, 6.51%, (1-month USD LIBOR + 4.00%),
5/25/25.	United States	8,368,010	8,985,988
[m] 2015-C03, 1M2, FRN, 7.51%, (1-month USD LIBOR + 5.00%),
7/25/25.	United States	12,166,953	13,696,232

|44

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
FNMA Connecticut Avenue Securities, (continued)
[m] 2015-C03, 2M2, FRN, 7.51%, (1-month USD LIBOR + 5.00%),
7/25/25.	United States	7,869,327	$8,725,924
[n] 2016-C01, 2M2, FRN, 9.46%, 8/25/28	United States	9,646,997	11,211,254
[n] 2016-C04, 1M2, FRN, 6.76%, 1/25/29	United States	15,320,000	17,055,480
[m] 2017-C01, 1M2, FRN, 6.06%, (1-month USD LIBOR + 3.55%),
7/25/29.	United States	6,805,000	7,341,084
[m] 2018-C02, 2M1, FRN, 3.16%, (1-month USD LIBOR + 0.65%),
8/25/30.	United States	7,005,727	7,003,817
[e,n] Galaxy XXV CLO Ltd., 2018-25A, B, 144A, FRN, 3.987%, 10/25/31	United States	2,000,000	1,975,240
[e,n] Galaxy XXVI CLO Ltd.,
2018-26A, A, 144A, FRN, 3.852%, 11/22/31.	United States	3,429,602	3,403,263
2018-26A, B, 144A, FRN, 4.352%, 11/22/31	United States	2,100,000	2,081,562
2018-26A, D, 144A, FRN, 5.702%, 11/22/31	United States	293,478	280,497
[e,m] Galaxy XXVII CLO Ltd.,
2018-27A, A, 144A, FRN, 3.649%, (3-month USD LIBOR +
1.02%), 5/16/31	United States	1,500,000	1,476,750
2018-27A, C, 144A, FRN, 5.379%, (3-month USD LIBOR +
2.75%), 5/16/31	United States	250,000	236,345
[n] Greenpoint Manufactured Housing, 1999-5, M1A, FRN, 8.30%,
10/15/26	United States	493,590	523,303
[n,p] GS Mortgage Securities Corp. II, 2015-GC30, XA, IO, FRN, 0.856%,
5/10/50	United States	7,818,625	279,399
[m] GSAA Home Equity Trust,
2005-5, M3, FRN, 3.455%, (1-month USD LIBOR + 0.945%),
2/25/35.	United States	2,926,700	2,952,493
2005-6, A3, FRN, 2.88%, (1-month USD LIBOR + 0.37%),
6/25/35.	United States	121,805	121,533
[m] GSAMP Trust, 2005-HE3, M2, FRN, 3.515%, (1-month USD LIBOR +
1.005%), 6/25/35	United States	239,140	239,634
[n] GSR Mortgage Loan Trust, 2005-AR1, 1A1, FRN, 4.808%, 1/25/35	United States	273,586	273,102
[e,m] Halcyon Loan Advisors Funding Ltd., 2018-1A, A2, 144A, FRN,
4.269%, (3-month USD LIBOR + 1.80%), 7/21/31	United States	5,000,000	4,989,750
[e,n] Harbor Park CLO Ltd.,
1A, A2, 144A, FRN, 4.239%, 1/20/31.	United States	1,710,526	1,701,135
1A, B1, 144A, FRN, 4.539%, 1/20/31.	United States	466,667	456,778
[e,m] HayFin Kingsland IX Ltd., 2013-6A, BR, 144A, FRN, 4.565%,
(3-month USD LIBOR + 1.80%), 4/28/31.	United States	5,200,000	5,165,264
[e,n] HPS Loan Management Ltd.,
2013A-18, A2, 144A, FRN, 3.886%, 10/15/30	United States	1,400,000	1,389,136
2013A-18, C, 144A, FRN, 4.586%, 10/15/30.	United States	500,000	485,110
[e] Invitation Homes Trust,
[m] 2017-SFR2, A, 144A, FRN, 3.358%, (1-month USD LIBOR +
0.85%), 12/17/36	United States	13,817,836	13,706,247
[m] 2018-SFR3, A, 144A, FRN, 3.508%, (1-month USD LIBOR +
1.00%), 7/17/37	United States	11,408,801	11,389,650
[n] 2018-SFR4, A, 144A, FRN, 3.608%, 1/17/38	United States	9,386,001	9,443,979

|45

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[n] JP Morgan Mortgage Trust, 2004-A1, 5A1, FRN, 4.924%, 2/25/34.	United States	61,345	$63,142
[e,m] LCM 26 Ltd.,
26A, B, 144A, FRN, 4.161%, (3-month USD LIBOR + 1.40%),
1/20/31.	United States	4,500,000	4,397,940
26A, C, 144A, FRN, 4.561%, (3-month USD LIBOR + 1.80%),
1/20/31.	United States	2,000,000	1,931,320
[e,n] LCM XVI LP,
2016A, A2R, 144A, FRN, 3.967%, 10/15/31	United States	1,083,333	1,077,992
2016A, BR2, 144A, FRN, 4.537%, 10/15/31	United States	1,756,602	1,755,074
[e,n] LCM XXII Ltd., 22A, A2R, 144A, FRN, 4.211%, 10/20/28	United States	5,000,000	4,910,650
[e,m] LCM XXIII Ltd., 23A, A2, 144A, FRN, 4.611%, (3-month USD LIBOR +
1.85%), 10/20/29	United States	1,000,000	1,001,100
[e,m] LCM XXV Ltd., 25A, A, 144A, FRN, 3.971%, (3-month USD LIBOR +
1.21%), 7/20/30	United States	274,000	273,734
[m] Lehman XS Trust, 2005-4, 1A4, FRN, 3.07%, (1-month USD LIBOR +
0.56%), 10/25/35	United States	456,215	448,564
[e,m] Long Point Park CLO Ltd.,
2017-1A, A2, 144A, FRN, 4.148%, (3-month USD LIBOR +
1.375%), 1/17/30	United States	2,400,000	2,350,152
2017-1A, B, 144A, FRN, 4.473%, (3-month USD LIBOR +
1.70%), 1/17/30	United States	1,000,000	961,070
[e,n] Mach One ULC, 2004-1A, M, 144A, FRN, 5.45%, 5/28/40	United States	493,243	487,888
[m] Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1,
FRN, 5.76%, (1-month USD LIBOR + 3.25%), 3/25/32	United States	157,169	158,308
[e,m] Madison Park Funding Ltd., 2018-28A, B, 144A, FRN, 4.387%,
(3-month USD LIBOR + 1.60%), 7/15/30.	United States	2,000,000	1,985,580
[e,n] Madison Park Funding XIV Ltd.,
2014-14A, BRR, 144A, FRN, 4.461%, 10/22/30	United States	1,000,000	997,860
2014-14A, CRR, 144A, FRN, 4.961%, 10/22/30	United States	375,000	372,424
[e,m] Madison Park Funding XXIII Ltd.,
2017-23A, B, 144A, FRN, 4.465%, (3-month USD LIBOR +
1.70%), 7/27/30	United States	4,000,000	3,995,480
2017-23A, C, 144A, FRN, 5.115%, (3-month USD LIBOR +
2.35%), 7/27/30	United States	1,300,000	1,293,500
[e,n] Madison Park Funding XXIX Ltd.,
2018-29A, A2, 144A, FRN, 4.23%, 10/18/30.	United States	7,945,455	7,886,738
2018-29A, B, 144A, FRN, 4.53%, 10/18/30.	United States	4,000,000	3,978,040
2018-29A, C, 144A, FRN, 4.98%, 10/18/30	United States	995,968	978,668
2018-29A, D, 144A, FRN, 5.78%, 10/18/30.	United States	800,000	761,688
[e,m] Madison Park Funding XXVI Ltd., 07-4A, AR, 144A, FRN, 3.952%,
(3-month USD LIBOR + 1.20%), 7/29/30.	United States	2,400,000	2,388,048
[e,m] Madison Park Funding XXVII Ltd., 2018-27A, A1B, 144A, FRN,
3.891%, (3-month USD LIBOR + 1.13%), 4/20/30	United States	3,061,000	3,039,236
[e,m] Madison Park Funding XXVIII Ltd., 2018-28A, D, 144A, FRN, 5.487%,
(3-month USD LIBOR + 2.70%), 7/15/30.	United States	500,000	478,165
[e,n] Madison Park Funding XXXI Ltd.,
2018-31A, A2A, 144A, FRN, 4.276%, 1/23/31.	United States	2,250,000	2,238,322
2018-31A, B, 144A, FRN, 4.476%, 1/23/31.	United States	3,000,000	2,984,880
2018-31A, C, 144A, FRN, 4.926%, 1/23/31	United States	650,000	635,226

|46

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,n] Magnetite Ltd., 2015-14RA, A1, 144A, FRN, 3.90%, 10/18/31.	United States	11,000,000	$10,903,310
[m] Manufactured Housing Contract Trust Pass Through Certificates,
2001-1, IIM2, FRN, 3.956%, (1-month USD LIBOR + 1.45%),
4/20/32	United States	4,067,807	4,027,825
MASTR Alternative Loan Trust,
2003-1, 3A1, 5.00%, 6/25/23	United States	13,432	13,855
2003-6, 2A1, 5.00%, 8/25/20	United States	23,977	23,973
[n] 2004-11, 2A1, FRN, 5.46%, 11/25/19	United States	96,950	97,335
2004-4, 5A1, 5.50%, 4/25/19	United States	2,996	2,997
[m] Merrill Lynch Mortgage Investors Trust, 2005-A10, A, FRN, 2.72%,
(1-month USD LIBOR + 0.21%), 2/25/36.	United States	2,307,678	2,220,619
[m] Merrill Lynch Mortgage Investors Trust Inc., 2003-E, A1, FRN, 3.13%,
(1-month USD LIBOR + 0.62%), 10/25/28	United States	568,327	566,237
[e,n] Mill City Mortgage Loan Trust,
2017-3, A1, 144A, FRN, 2.75%, 1/25/61	United States	7,999,360	7,842,587
2018-1, A1, 144A, FRN, 3.25%, 5/25/62	United States	14,496,795	14,434,169
[e,i,n] Mill City Mortgage Loan Trust , 2018-4, A1B, 144A, FRN, 3.50%,
4/25/66	United States	9,680,000	9,552,950
[e,n] Morgan Stanley Capital I Trust, 2011-C1, A4, 144A, FRN, 5.033%,
9/15/47	United States	3,590,408	3,683,506
[e,n] Neuberger Berman CLO Ltd.,
2016-22A, A2R, 144A, FRN, 4.173%, 10/17/30.	United States	1,400,000	1,390,816
2016-22A, BR, 144A, FRN, 4.423%, 10/17/30	United States	900,000	890,433
[e,n] Neuberger Berman CLO XVIII Ltd.,
2014-18A, A1BR, 144A, FRN, 4.161%, 10/21/30.	United States	2,295,000	2,299,498
2014-18A, BR2, 144A, FRN, 4.911%, 10/21/30.	United States	250,000	242,518
[e,m] Neuberger Berman CLO XVI-S Ltd.,
2017-16SA, B, 144A, FRN, 4.037%, (3-month USD LIBOR +
1.25%), 1/15/28	United States	400,000	389,788
2017-16SA, C, 144A, FRN, 4.387%, (3-month USD LIBOR +
1.60%), 1/15/28	United States	400,000	386,408
[e] Neuberger Berman Loan Advisers CLO Ltd.,
[m] 2017-26A, B, 144A, FRN, 4.28%, (3-month USD LIBOR +
1.50%), 10/18/30	United States	1,078,945	1,061,088
[m] 2018-27A, C, 144A, FRN, 4.487%, (3-month USD LIBOR +
1.70%), 1/15/30	United States	500,000	471,940
[q,r] 2019-32A, B, 144A, FRN, 1/19/32	United States	4,800,000	4,800,000
[q,r] 2019-32A, C, 144A, FRN, 1/19/32	United States	6,000,000	6,000,000
[m] New York Mortgage Trust, 2005-3, M1, FRN, 3.185%, (1-month USD
LIBOR + 0.675%), 2/25/36	United States	229,566	211,787
[e,m] NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 4.239%, (3-month
USD LIBOR + 1.55%), 2/26/31	United States	6,600,000	6,484,236
[e] OBP Depositor LLC Trust, 2010-OBP, A, 144A, 4.646%, 7/15/45	United States	5,834,000	5,915,052
[e,m] OBX Trust, 2018-1, A2, 144A, FRN, 3.16%, (1-month USD LIBOR +
0.65%), 6/25/57	United States	4,062,628	4,043,647
[e,m] Octagon Investment Partners 18-R Ltd., 2018-18A, C, 144A, FRN,
5.479%, (3-month USD LIBOR + 2.70%), 4/16/31	United States	1,000,000	951,920

|47

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,m] Octagon Investment Partners 26 Ltd.,
2016-1A, A2R, 144A, FRN, 4.137%, (3-month USD LIBOR +
1.35%), 7/15/30	United States	1,600,000	$1,592,048
2016-1A, BR, 144A, FRN, 4.387%, (3-month USD LIBOR +
1.60%), 7/15/30	United States	2,000,000	1,976,580
[e,n] Octagon Investment Partners 28 Ltd.,
16-1A, A2R, 144A, FRN, 4.229%, 10/24/30	United States	4,000,000	4,009,560
2016-1A, BR, 144A, FRN, 4.579%, 10/24/30	United States	1,186,282	1,186,721
[e,m] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN,
5.161%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	280,761	279,705
[e,m] Octagon Investment Partners 35 Ltd., 2018-1A, A1B, 144A, FRN,
3.861%, (3-month USD LIBOR + 1.10%), 1/20/31	United States	2,000,000	1,983,140
[e,m] Octagon Investment Partners 37 Ltd., 2018-2A, A2, 144A, FRN,
4.351%, (3-month USD LIBOR + 1.58%), 7/25/30	United States	1,000,000	987,340
[e,m] Octagon Investment Partners XVI Ltd., 2013-1A, BR, 144A, FRN,
4.373%, (3-month USD LIBOR + 1.60%), 7/17/30	United States	4,000,000	3,953,760
[e,m] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
3.748%, (3-month USD LIBOR + 1.13%), 8/12/26	United States	2,934,368	2,937,566
[e,m] Octagon Investment Partners XXIII Ltd.,
2015-1A, CR, 144A, FRN, 4.637%, (3-month USD LIBOR +
1.85%), 7/15/27	United States	250,000	245,630
2015-1A, DR, 144A, FRN, 5.337%, (3-month USD LIBOR +
2.55%), 7/15/27	United States	300,000	290,772
[e,n] Octagon Loan Funding Ltd., 2014-1A, ARR, 144A, FRN, 3.82%,
11/18/31	United States	3,300,000	3,281,784
[e] Progress Residential Trust,
2015-SFR2, A, 144A, 2.74%, 6/12/32	United States	863,029	852,618
2017-SFR1, A, 144A, 2.768%, 8/17/34	United States	408,687	398,006
2018-SFR2, A, 144A, 3.712%, 8/17/35	United States	2,967,000	2,980,309
[m] RAAC, 2004-SP1, AII, FRN, 3.21%, (1-month USD LIBOR + 0.70%),
3/25/34	United States	349,765	342,196
[e,n] Race Point X CLO Ltd., 2016-10A, B1R, 144A, FRN, 4.421%, 7/25/31 .	United States	700,000	692,440
[e,m] Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.91%, (1-month USD
LIBOR + 1.40%), 3/25/28	United States	5,790,000	5,780,441
[e,n] Sequoia Mortgage Trust, 2016-2, A4, 144A, FRN, 3.50%, 8/25/46	United States	14,911,400	14,870,468
[n] Structured ARM Loan Trust, 2004-12, 3A1, FRN, 4.354%, 9/25/34	United States	1,784,671	1,778,544
[m] Structured Asset Mortgage Investments II Trust, 2004-AR6, A1A,
FRN, 3.203%, (1-month USD LIBOR + 0.70%), 2/19/35	United States	1,413,256	1,392,615
[e,m] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN,
5.121%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	583,989	584,380
[e,m] TCI-Flatiron CLO Ltd., 2017-1A, C, 144A, FRN, 4.49%, (3-month USD
LIBOR + 1.85%), 11/17/30	United States	500,000	476,910
Thornburg Mortgage Securities Trust,
[m] 2004-3, A, FRN, 3.25%, (1-month USD LIBOR + 0.74%), 9/25/44 .	United States	783,205	771,432
[n] 2005-1, A3, FRN, 4.038%, 4/25/45	United States	224,181	226,167
[e] Towd Point Mortgage Trust,
[n] 2015-2, 2A1, 144A, FRN, 3.75%, 11/25/57	United States	788,984	790,289
[n] 2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	United States	1,286,717	1,276,157
[n] 2016-1, A1, 144A, FRN, 3.50%, 2/25/55	United States	5,527,882	5,525,452
[n] 2016-3, A1, 144A, FRN, 2.25%, 4/25/56	United States	10,161,974	9,979,200
[n] 2016-4, A1, 144A, FRN, 2.25%, 7/25/56	United States	14,373,333	14,057,220

|48

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e] Towd Point Mortgage Trust, (continued)
[n] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56.	United States	4,692,490	$4,575,105
[n] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56.	United States	13,378,275	13,144,838
[n] 2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	13,891,873	13,623,402
[n] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57	United States	14,194,051	13,928,447
[m] 2017-5, A1, 144A, FRN, 3.11%, (1-month USD LIBOR + 0.60%),
2/25/57.	United States	3,613,727	3,606,319
[n] 2018-1, A1, 144A, FRN, 3.00%, 1/25/58	United States	3,366,634	3,316,671
[n] 2018-2, A1, 144A, FRN, 3.25%, 3/25/58	United States	7,738,415	7,656,780
[n] 2018-3, A1, 144A, FRN, 3.75%, 5/25/58	United States	12,515,333	12,597,576
[n] 2018-3, A1A, 144A, FRN, 3.50%, 3/25/54	United States	2,786,398	2,778,239
[n] 2018-4, A1, 144A, FRN, 3.00%, 6/25/58	United States	12,742,343	12,481,813
[n] 2018-5, A1A, 144A, FRN, 3.25%, 7/25/58	United States	4,360,633	4,313,840
[n] 2018-6, A1A, FRN, 3.75%, 3/25/58	United States	7,853,784	7,860,889
[n] 2019-1, A1, 144A, FRN, 3.75%, 3/25/58	United States	14,880,000	14,789,372
[e] Voya CLO Ltd.,
[m] 2012-4A, A2R, 144A, FRN, 4.637%, (3-month USD LIBOR +
1.85%), 10/15/28	United States	7,660,000	7,662,834
[m] 2013-2A, A1R, 144A, FRN, 3.741%, (3-month USD LIBOR +
0.97%), 4/25/31	United States	4,500,000	4,445,685
[m] 2013-2A, CR, 144A, FRN, 5.521%, (3-month USD LIBOR +
2.75%), 4/25/31	United States	375,000	356,269
[m] 2014-1A, CR2, 144A, FRN, 5.58%, (3-month USD LIBOR +
2.80%), 4/18/31	United States	600,000	573,330
[n] 2016-3A, A1R, 144A, FRN, 3.97%, 10/18/31	United States	1,800,000	1,795,590
[n] 2016-3A, A2R, 144A, FRN, 4.18%, 10/18/31	United States	818,182	819,434
[n] 2016-3A, CR, 144A, FRN, 6.03%, 10/18/31	United States	1,698,113	1,675,970
[m] 2017-3A, B, 144A, FRN, 5.111%, (3-month USD LIBOR +
2.35%), 7/20/30	United States	507,690	507,873
[m] 2018-2A, A2, 144A, FRN, 4.037%, (3-month USD LIBOR +
1.25%), 7/15/31	United States	2,500,000	2,483,525
[m] 2018-2A, D, 144A, FRN, 5.537%, (3-month USD LIBOR +
2.75%), 7/15/31	United States	300,000	287,796
2018-4A, B, 144A, FRN, 4.554%, 1/15/32	United States	948,052	949,834
[m] WaMu Mortgage Pass-Through Certificates,
2005-AR19, A1A1, FRN, 2.78%, (1-month USD LIBOR + 0.27%),
12/25/45	United States	2,407,030	2,387,961
2005-AR8, 1A1A, FRN, 3.09%, (1-month USD LIBOR + 0.58%),
7/25/45.	United States	929,915	922,589
[e,m] Webster Park CLO Ltd., 2015-1A, A2R, 144A, FRN, 4.361%, (3-month
USD LIBOR + 1.60%), 7/20/30	United States	1,750,000	1,730,978
Wells Fargo Commercial Mortgage Trust, 2016-NXS6, A2, 2.399%,
11/15/49	United States	6,534,000	6,427,145
[e,n] Wells Fargo Mortgage Backed Securities, 2018-1, A3, 144A, FRN,
3.50%, 7/25/47	United States	6,039,101	6,034,149
[n] Wells Fargo Mortgage Backed Securities Trust,
2004-W, A9, FRN, 4.847%, 11/25/34	United States	70,339	72,339
2005-AR10, 2A3, FRN, 4.677%, 6/25/35	United States	409,274	413,542

|49

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,m] West CLO Ltd.,
2014-1A, A2R, 144A, FRN, 4.13%, (3-month USD LIBOR +
1.35%), 7/18/26	United States	1,360,000	$1,345,434
2014-1A, BR, 144A, FRN, 4.63%, (3-month USD LIBOR +
1.85%), 7/18/26	United States	2,410,000	2,378,646
			1,255,710,108
Real Estate 0.2%
[e] American Homes 4 Rent, 2015-SFR1, A, 144A, 3.467%, 4/17/52	United States	5,719,817	5,689,498
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $1,275,586,395) .			1,268,085,882

Mortgage-Backed Securities 0.7%
[s] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 4.268% - 4.486%, (12-month USD LIBOR +/- MBS Margin),
10/01/36 - 6/01/37	United States	1,745,306	1,840,327
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%†
FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	101,939	103,363
FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	17,479	17,935
FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	118,709	126,206
			247,504
[s] Federal National Mortgage Association (FNMA) Adjustable Rate
0.6%
FNMA, 3.418% - 3.475%, (1-month USD LIBOR +/- MBS Margin),
4/01/28 - 7/01/34	United States	275,920	283,720
FNMA, 3.375% - 3.50%, (Federal COF +/- MBS Margin), 8/01/29 -
10/01/29	United States	13,002	13,324
FNMA, 2.873% - 4.461%, (US 3 Year CMT T-Note +/- MBS Margin),
3/01/21 - 6/01/34	United States	67,744	68,707
FNMA, 4.692%, (US 5 Year CMT T-Note +/- MBS Margin), 2/01/30	United States	61,785	64,845
FNMA, 3.452% - 4.74%, (1 Year CMT +/- MBS Margin), 1/01/31 -
6/01/43	United States	143,104	144,817
FNMA, 4.75%, (6-month US T-Bill +/- MBS Margin), 8/01/32	United States	98,072	100,132
FNMA, 3.174% - 5.025%, (12-month USD LIBOR +/- MBS Margin),
11/01/32 - 2/01/44	United States	11,593,876	12,143,831
FNMA, 3.449% - 5.14%, (US 1 Year CMT T-Note +/- MBS Margin),
2/01/21 - 10/01/44	United States	2,681,325	2,767,695
FNMA, 2.158% - 5.627%, (11th District COF +/- MBS Margin), 5/01/19
- 12/01/36	United States	124,478	127,358
FNMA, 3.425% - 5.79%, (6-month USD LIBOR +/- MBS Margin),
9/01/22 - 8/01/37	United States	1,248,032	1,279,649
			16,994,078
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA 15 Year, 3.50%, 10/01/25	United States	787,834	802,696
FNMA 15 Year, 4.00%, 12/01/25	United States	1,197,237	1,232,155
FNMA 15 Year, 4.50%, 5/01/23 - 6/01/25	United States	900,116	925,793
FNMA 30 Year, 5.00%, 3/01/38	United States	22,774	24,148
			2,984,792

|50

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
[s] Government National Mortgage Association (GNMA) Adjustable
Rate 0.0%†
GNMA, 3.625% - 3.75%, (US 1 Year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26	United States	18,068	$18,513
Total Mortgage-Backed Securities
(Cost $22,183,923)			22,085,214

Municipal Bonds 0.8%
Industry Public Facilities Authority Tax Allocation Revenue,
Transportation District, Industrial Redevelopment Project No. 2,
Refunding, Series B, AGMC Insured, 3.389%, 1/01/20	United States	5,900,000	5,921,713
Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	United States	6,500,000	6,699,420
San Jose RDA Successor Agency Tax Allocation,
Senior, Refunding, Series A-T, 2.48%, 8/01/21	United States	1,595,000	1,584,777
Senior, Refunding, Series A-T, 2.63%, 8/01/22	United States	5,320,000	5,281,430
Texas State GO, Transportation Commission Highway Improvement,
Series A, 5.00%, 4/01/21	United States	2,685,000	2,871,930
Total Municipal Bonds (Cost $22,402,251)			22,359,270

		Shares

Escrows and Litigation Trusts 0.0%
[a,b] NewPage Corp., Litigation Trust.	United States	500,000	—
[a,b] T-Mobile USA Inc., Escrow Account	United States	1,800,000	—
Total Escrows and Litigation Trusts (Cost $—)			—
Total Investments before Short Term Investments
(Cost $2,969,798,603)			2,942,269,527

Short Term Investments (Cost $63,590,720) 2.2%

Money Market Funds 2.2%
[d,t] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	63,590,720	63,590,720
Total Investments (Cost $3,033,389,323) 100.9%			3,005,860,247
Other Assets, less Liabilities (0.9)%			(25,344,887)
Net Assets 100.0%			$2,980,515,360

|51

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dSee Note 7 regarding investments in affiliated management investment companies.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2019, the aggregate value of these securities was $902,688,865, representing 30.3% of net assets.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2019, the aggregate value of these securities was $9,531,722, representing 0.3% of net assets.
gThe coupon rate shown represents the rate at period end.
hIncome may be received in additional securities and/or cash.
iSecurity purchased on a delayed delivery basis.
jA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
kPrincipal amount is stated in 1,000 Brazilian Real Units.
lPrincipal amount of security is adjusted for inflation.
mThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
nAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
oThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
pInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
qSecurity purchased on a when-issued basis.
rThe coupon rate will be determined at time of issue.
sAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
tThe rate shown is the annualized seven-day effective yield at period end.

At January 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
Canadian 10 Yr. Bond	Long	49	$5,136,212	3/20/19	$189,078
CME Ultra Long Term U.S. Treasury Bond	Short	5	805,625	3/20/19	(45,951)
U.S. Treasury 2 Yr. Note	Long	2,306	489,628,656	3/29/19	3,058,204
U.S. Treasury 5 Yr. Note	Short	228	26,187,938	3/29/19	(442,521)
U.S. Treasury 10 Yr. Note	Short	244	29,882,375	3/20/19	(787,928)
Total Futures Contracts.					$1,970,882

*As of period end.

|52

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

At January 31, 2019, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	7,500,000	$1,870,371	2/04/19	$186,268	$—
Brazilian Real	JPHQ	Sell	7,500,000	2,019,821	2/04/19	—	(36,818)
Indian Rupee	DBAB	Buy	135,900,000	1,817,088	2/04/19	97,248	—
Indian Rupee	DBAB	Sell	135,900,000	1,906,298	2/04/19	—	(8,038)
Indian Rupee	JPHQ	Buy	145,000,000	1,938,114	2/04/19	104,408	—
Indian Rupee	JPHQ	Sell	145,000,000	2,032,235	2/04/19	—	(10,287)
Indonesian Rupiah	JPHQ	Buy	45,365,000,000	2,901,874	2/04/19	345,093	—
Indonesian Rupiah	JPHQ	Sell	45,365,000,000	3,206,007	2/04/19	—	(40,960)
Mexican Peso	JPHQ	Buy	145,950,000	7,354,348	2/05/19	273,203	—
Mexican Peso	JPHQ	Sell	67,700,000	3,470,905	2/05/19	—	(67,191)
Mexican Peso	JPHQ	Sell	78,250,000	4,115,605	2/05/19	26,151	—
Canadian Dollar	JPHQ	Sell	3,300,000	2,580,474	3/14/19	64,932	—
Euro	BZWS	Sell	194,860	231,079	3/14/19	7,238	—
Euro	CITI	Sell	391,262	464,279	3/14/19	14,826	—
Euro	DBAB	Buy	2,900,000	3,306,783	3/14/19	24,523	—
Euro	DBAB	Sell	6,267,136	7,428,436	3/14/19	229,213	—
Euro	GSCO	Sell	420,000	497,750	3/14/19	15,285	—
Euro	JPHQ	Sell	6,459,354	7,663,507	3/14/19	243,477	—
Polish Zloty	JPHQ	Buy	7,680,000	2,095,041	3/14/19	—	(30,378)
Swedish Krona	JPHQ	Buy	32,420,000	3,684,777	3/14/19	—	(88,721)
Swedish Krona	JPHQ	Sell	14,700,000	1,694,489	3/14/19	63,952	—
Australian Dollar	JPHQ	Sell	3,640,000	2,580,014	4/11/19	—	(69,589)
Brazilian Real	JPHQ	Buy	7,800,000	1,848,341	4/11/19	281,100	—
Brazilian Real	JPHQ	Sell	7,420,000	1,941,392	4/11/19	—	(84,307)
Chinese Yuan Renminbi	JPHQ	Sell	24,450,000	3,518,865	4/11/19	—	(127,297)
Philippine Peso	JPHQ	Buy	62,900,000	1,202,447	4/11/19	—	(1,454)
Philippine Peso	JPHQ	Sell	62,900,000	1,142,909	4/11/19	—	(58,084)
South Korean Won	JPHQ	Sell	2,920,000,000	2,581,216	4/11/19	—	(49,929)
Brazilian Real	JPHQ	Buy	7,500,000	1,999,733	6/21/19	36,484	—
Indian Rupee	DBAB	Buy	135,900,000	1,877,331	6/21/19	3,777	—
Indian Rupee	JPHQ	Buy	145,000,000	1,998,071	6/21/19	8,998	—
Indonesian Rupiah	JPHQ	Buy	45,365,000,000	3,145,978	6/21/19	51,247	—
Mexican Peso	JPHQ	Buy	78,250,000	4,032,570	6/21/19	—	(27,523)
Mexican Peso	JPHQ	Buy	109,400,000	5,571,967	8/08/19	—	(14,244)
Total Forward Exchange Contracts						$2,077,423	$(714,820)
Net unrealized appreciation (depreciation)						$1,362,603

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|53

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

At January 31, 2019, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[d]
Single Name
Navient Corp	(5.00)%	Quarterly		3/20/19	$2,350,000	$(27,963)	$(12,745)	$(15,218)
Contracts to Sell Protection[d,e]
Traded Index
CDX.EM.30	1.00%	Quarterly		12/20/23	12,300,000	(372,692)	(515,210)	142,518	Investment
									Grade
CDX.NA.HY.24	5.00%	Quarterly		6/20/20	28,690,500	1,487,019	1,098,614	388,405	Non-
									Investment
									Grade
CDX.NA.HY.30	5.00%	Quarterly		6/20/23	7,070,700	501,080	369,803	131,277	Non-
									Investment
									Grade
CDX.NA.IG.31	1.00%	Quarterly		12/20/21	74,600,000	1,222,098	1,171,472	50,626	Investment
									Grade
Total Centrally Cleared Swap Contracts						$2,809,542	$2,111,934	$697,608
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
TheAESCorp	(5.00)%	Quarterly	JPHQ	6/20/22	$7,600,000	$(1,114,148)	$(696,459)	$(417,689)
Ally Financial Inc	(5.00)%	Quarterly	CITI	12/20/22	1,500,000	(225,665)	(212,733)	(12,932)
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	2,700,000	(406,196)	(385,595)	(20,601)
American Airlines
GroupInc	(5.00)%	Quarterly	CITI	12/20/19	1,780,000	(81,847)	(64,822)	(17,025)
CSCHoldingsLLC	(5.00)%	Quarterly	GSCO	3/20/19	3,000,000	(36,417)	(4,701)	(31,716)
DISHDBSCorp	(5.00)%	Quarterly	JPHQ	6/20/21	4,400,000	(234,236)	(173,474)	(60,762)
GovernmentofItaly	(1.00)%	Quarterly	BZWS	6/20/23	4,100,000	22,272	39,160	(16,888)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/19	900,000	4,822	37,195	(32,373)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/23	1,845,000	157,018	223,178	(66,160)
Nabors Industries Inc	(1.00)%	Quarterly	CITI	12/20/21	5,150,000	306,287	216,665	89,622
NavientCorp	(5.00)%	Quarterly	JPHQ	3/20/20	1,150,000	(57,624)	(47,477)	(10,147)
PHHCorp	(5.00)%	Quarterly	GSCO	9/20/19	1,800,000	(64,804)	2,948	(67,752)
SanminaCorp	(5.00)%	Quarterly	GSCO	6/20/19	6,500,000	(157,028)	(109,636)	(47,392)
Tenet Healthcare Corp	(5.00)%	Quarterly	DBAB	3/20/19	1,825,000	(21,947)	(6,289)	(15,658)
Contracts to Sell Protection[d,e]
Single Name
AmericanTowerCorp	1.00%	Quarterly	GSCO	3/20/21	$6,500,000	$(1,101)	$(51,933)	$50,832	BBB-
DishDBSCorp	5.00%	Quarterly	JPHQ	6/20/23	4,400,000	(67,912)	(32,326)	(35,586)	B-
GeneralElectricCo	1.00%	Quarterly	BZWS	12/20/23	2,840,000	(28,452)	(11,136)	(17,316)	BBB+
GeneralElectricCo	1.00%	Quarterly	CITI	12/20/23	8,700,000	(87,160)	13,233	(100,393)	BBB+
GeneralElectricCo	1.00%	Quarterly	JPHQ	12/20/23	1,425,000	(14,276)	(27,601)	13,325	BBB+
Government of Argentina	5.00%	Quarterly	BZWS	6/20/23	1,135,000	(40,877)	21,874	(62,751)	B
Government of Argentina	5.00%	Quarterly	CITI	6/20/23	1,950,000	(70,229)	(44,104)	(26,125)	B

|54

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Single Name (continued)
Government of Argentina	5.00%	Quarterly	CITI	12/20/23	$2,000,000	$(80,196)	$(110,662)	$30,466	B
Government of Colombia	1.00%	Quarterly	JPHQ	12/20/23	5,225,000	(47,804)	(35,043)	(12,761)	BBB-
Government of Indonesia .	1.00%	Quarterly	CITI	12/20/23	5,225,000	(22,194)	(110,436)	88,242	BBB-
GovernmentofItaly	1.00%	Quarterly	BZWS	6/20/23	4,100,000	(146,262)	(171,719)	25,457	NR
GovernmentofItaly	1.00%	Quarterly	JPHQ	12/20/23	2,850,000	(122,847)	(193,183)	70,336	NR
Government of Malaysia	1.00%	Quarterly	BZWS	12/20/23	4,875,000	46,775	(15,979)	62,754	NR
Government of Mexico	1.00%	Quarterly	CITI	12/20/23	7,250,000	(102,265)	(55,914)	(46,351)	BBB+
Government of Vietnam	1.00%	Quarterly	BZWS	12/20/23	4,875,000	(119,630)	(120,938)	1,308	BB-
Nabors Industries Inc	1.00%	Quarterly	CITI	12/20/23	3,560,000	(582,167)	(487,475)	(94,692)	BB
Nabors Industries Inc	1.00%	Quarterly	CITI	12/20/23	1,590,000	(260,013)	(266,124)	6,111	BB
Traded Index
[f]BNP Paribas Bespoke
Bordeaux Index,
Mezzanine Tranche 5-7% .	2.00%	Quarterly	BNDP	12/20/20	3,600,000	(19,953)	—	(19,953)	Non-
									Investment
									Grade
[f]Citibank Bespoke
Cambridge Index, Equity
Tranche0-3%	0.00%	Quarterly	CITI	12/20/19	2,700,000	(494,200)	(195,577)	(298,623)	Non-
									Investment
									Grade
[f]Citibank Bespoke Lisbon
Index, Equity Tranche
0-3%	0.00%	Quarterly	CITI	6/20/19	1,300,000	(103,162)	(58,992)	(44,170)	Non-
									Investment
									Grade
[f]Citibank Bespoke Lisbon
Index, Mezzanine Tranche
3-7%	0.79%	Quarterly	CITI	6/20/19	4,000,000	(4,546)	—	(4,546)	Non-
									Investment
									Grade
[f]Citibank Bespoke
Singapore Index, Equity
Tranche0-3%	0.00%	Quarterly	CITI	6/20/20	5,000,000	(1,086,690)	(967,177)	(119,513)	Non-
									Investment
									Grade
[f]Citibank Bespoke Sydney
Index, Equity Tranche
0-3%	0.00%	Quarterly	CITI	6/20/20	1,000,000	(308,708)	(220,831)	(87,877)	Non-
									Investment
									Grade

|55

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Verona
Index, Equity Tranche
0-3%	0.00%	Quarterly	CITI	12/20/19	$2,100,000	$(362,972)	$(186,723)	$(176,249)	Non-
									Investment
									Grade
[f]Citibank Bespoke Verona
Index, Mezzanine Tranche
7-15%.	0.40%	Quarterly	CITI	12/20/19	4,000,000	6,892	—	6,892	Non-
									Investment
									Grade
Total OTC Swap Contracts						$(6,029,462)	$(4,510,806)	$(1,518,656)
Total Credit Default Swap Contracts						$(3,219,920)	$(2,398,872)	$(821,048)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Pledged
Counterparty	(Received)
BNDP	$290,000
BOFA	370,000
BZWS	280,000
CITI	2,960,000
GSCO	590,000
JPHQ	1,030,000
Total collateral	$5,520,000

bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eThe fund enters contracts to sell protection to create a long credit position.
fRepresents a custom index comprised of a basket of underlying issuers.

|56

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

At January 31, 2019, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
Value/
Unrealized
Payment	Counter-	Maturity	Notional	Appreciation
Description	Frequency	party	Date	Amount	(Depreciation)
OTC Swap Contracts
Receive Fixed 2.393%	Semi-Annual	7,916,500	USD
Pay Fixed 0.50%.	Annual	JPHQ	4/09/20	7,100,000	EUR	$(299,303)
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly	1,743,000	USD
Pay Fixed 2.50%.	Annual	CITI	5/04/21	1,500,000	EUR	19,336
Total Cross Currency Swap Contracts	$(279,967)

At January 31, 2019, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
Value/
Unrealized
Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 2.75%	Semi-Annual
PayFloating3-monthUSDLIBOR	Quarterly	3/20/21	$147,720,000	$982,869
Receive Fixed 2.75%	Semi-Annual
PayFloating3-monthUSDLIBOR	Quarterly	3/20/21	40,670,000	268,087
Total Interest Rate Swap Contracts	$1,250,956

At January 31, 2019, the Fund had the following inflation index swap contracts outstanding. See Note 3.

Inflation Index Swap Contracts
Value/
Unrealized
Payment	Maturity	Notional	Appreciaton
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.96%	At maturity	8/31/24	$25,200,000	$136,505
Total Inflation Index Swap Contracts	$136,505

At January 31, 2019, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
Value/
Unrealized
Payment	Maturity	Notional	Appreciation
Underlying Instruments	Financing Rate	Frequency Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts
Long[a]
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	BNDP	3/20/19	$2,500,000	$50,215

|57

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

Total Return Swap Contracts (continued)

						Value/
						Unrealized
		Payment		Maturity	Notional	Appreciation
Underlying Instruments	Financing Rate	Frequency	Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts (continued)
Long[a] (continued)
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	FBCO	3/20/19	$4,900,000	$97,484
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	JPHQ	3/20/19	8,500,000	249,805
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	BOFA	6/20/19	20,000,000	502,121
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	CITI	6/20/19	13,800,000	315,863
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	GSCO	3/20/19	8,600,000	(136,107)
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	CITI	6/20/19	7,200,000	(23,780)
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	CITI	9/20/19	18,500,000	(390,183)
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	GSCO	9/20/19	4,300,000	(100,364)
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	JPHQ	9/20/19	6,000,000	140,157
TotalTotalReturnSwapContracts						$705,211

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Abbreviations on page 103.

|58

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2019 (unaudited)
Franklin Real Return Fund
	Country	Shares	Value

Common Stocks 10.1%
Energy 5.6%
Anadarko Petroleum Corp	United States	23,700	$1,121,721
Canadian Natural Resources Ltd	Canada	33,700	905,182
Chevron Corp	United States	13,700	1,570,705
Exxon Mobil Corp	United States	15,277	1,119,499
Halliburton Co	United States	33,300	1,044,288
Noble Energy Inc	United States	27,400	612,116
Occidental Petroleum Corp	United States	18,200	1,215,396
Pioneer Natural Resources Co	United States	4,700	668,904
Royal Dutch Shell PLC, A, ADR	United Kingdom	19,800	1,222,254
Schlumberger Ltd	United States	20,850	921,778
[a] Weatherford International PLC	United States	119,400	77,419
			10,479,262
Materials 4.5%
BHP Group PLC, ADR	United Kingdom	32,700	1,470,846
DowDuPont Inc	United States	26,600	1,431,346
Freeport-McMoRan Inc	United States	53,046	617,455
Goldcorp Inc	Canada	101,600	1,136,904
Nucor Corp	United States	21,000	1,286,040
Nutrien Ltd	Canada	19,624	1,016,916
Rio Tinto PLC, ADR	Australia	27,700	1,558,679
			8,518,186
Total Common Stocks (Cost $21,881,535)			18,997,448

Management Investment Companies 10.7%
Diversified Financials 10.7%
[b] Franklin Pelagos Commodities Strategy Fund, Class R6	United States	969,029	5,552,536
iShares Global Infrastructure ETF	United States	95,000	4,058,400
SPDR Dow Jones REIT ETF	United States	109,700	10,510,357
Total Management Investment Companies (Cost $15,723,281)			20,121,293

		Principal
		Amount

U.S. Government and Agency Securities 70.5%
[c] U.S. Treasury Note,
Index Linked, 0.125%, 4/15/19	United States	$19,685,908	19,566,075
Index Linked, 1.875%, 7/15/19	United States	24,791,198	24,909,182
Index Linked, 1.375%, 1/15/20	United States	12,355,795	12,378,157
Index Linked, 0.125%, 4/15/20	United States	10,225,526	10,092,182
Index Linked, 0.125%, 4/15/21	United States	12,337,010	12,133,522
Index Linked, 0.625%, 7/15/21	United States	7,045,810	7,048,635
Index Linked, 0.125%, 1/15/22	United States	6,904,839	6,780,758
Index Linked, 0.125%, 7/15/22	United States	6,795,896	6,685,954
Index Linked, 0.125%, 1/15/23	United States	6,879,809	6,726,588
Index Linked, 0.625%, 1/15/24	United States	8,102,195	8,086,012
Index Linked, 0.125%, 7/15/24	United States	8,492,554	8,275,069

Quarterly Statement of Investments | See Notes to Statements of Investments. | 59

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Return Fund (continued)
		Principal
	Country	Amount	Value
U.S. Government and Agency Securities (continued)
[c] U.S. Treasury Note, (continued)
Index Linked, 0.25%, 1/15/25	United States	$10,322,956	$10,058,382
Total U.S. Government and Agency Securities
(Cost $133,762,214)			132,740,516
Total Investments before Short Term Investments
(Cost $171,367,030)			171,859,257

Short Term Investments (Cost $16,545,972) 8.8%

Repurchase Agreements 8.8%
[d] Joint Repurchase Agreement, 2.57%, 2/01/19 (Maturity Value $16,547,153)
BNP Paribas Securities Corp. (Maturity Value $11,283,007)
Deutsche Bank Securities Inc. (Maturity Value $3,853,832)
HSBC Securities (USA) Inc. (Maturity Value $1,410,314)
Collateralized by U.S. Government Agency Securities, 4.00% - 4.50%, 6/20/42 -
7/20/43 [e]U.S. Treasury Bills, 2/12/19; U.S. Treasury Bonds, 8.50%, 2/15/20; and
U.S. Treasury Notes, 1.625% - 2.021%, 6/30/20 - 7/31/22 (valued at $16,887,865) .	United States	16,545,972	16,545,972
Total Investments (Cost $187,913,002) 100.1%			188,405,229
Other Assets, less Liabilities (0.1)%.			(250,890)
Net Assets 100.0%.			$188,154,339

See Abbreviations on page 103.

aNon-income producing.
bSee Note 7 regarding investments in affiliated management investment companies.
cPrincipal amount of security is adjusted for inflation.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2019, all repurchase agreements had been entered into on that date.
eThe security was issued on a discount basis with no stated coupon rate.

|60

	FRANKLIN INVESTORS SECURITIES TRUST

Consolidated Statement of Investments, January 31, 2019 (unaudited)
Franklin Total Return Fund
		Shares/
	Country	Warrants		Value
Common Stocks and Other Equity Interests 0.0%†
Consumer Services 0.0%†
[a,b,c] Turtle Bay Resort	United States	1,550,568		$34,113
Energy 0.0%†
[a] Halcon Resources Corp	United States	229,059		375,657
[a] Halcon Resources Corp., wts., 9/09/20	United States	20,425		1,021
[a] Riviera Resources Inc	United States	13,179		202,298
[a] Roan Resources Inc	United States	13,179		141,542
				720,518
Materials 0.0%†
[a] Verso Corp., A	United States	6,954		171,555
[a] Verso Corp., wts., 7/25/23	United States	732		4,026
				175,581
Retailing 0.0%†
[a,c,d] K2016470219 South Africa Ltd., A	South Africa	28,762,824		21,684
[a,c,d] K2016470219 South Africa Ltd., B	South Africa	2,862,311		2,158
				23,842
Total Common Stocks and Other Equity Interests
(Cost $7,129,066)				954,054

Management Investment Companies 3.8%
Diversified Financials 3.8%
[e] Franklin Flexible Alpha Bond Fund, Class R6	United States	10,172,940		97,965,412
[e] Franklin Liberty Investment Grade Corporate ETF	United States	400,000		9,477,920
[e] Franklin Liberty Senior Loan ETF	United States	914,900		22,758,137
[e] Franklin Lower Tier Floating Rate Fund	United States	997,589		8,868,567
[e] Franklin Middle Tier Floating Rate Fund	United States	1,889,310		16,984,899
Total Management Investment Companies
(Cost $160,726,746)				156,054,935
Preferred Stocks (Cost $2,325,000) 0.1%
Diversified Financials 0.1%
[f] Citigroup Capital XIII, 8.422%, pfd., 10/30/40.	United States	93,000		2,412,420

		Principal
		Amount*
Corporate Bonds 33.6%
Automobiles & Components 0.1%
Aptiv Corp., senior bond, 4.15%, 3/15/24.	United States	5,100,000		5,109,272
Banks 6.4%
[g] Banca Monte dei Paschi di Siena SpA, secured note, Reg S, 2.125%,
11/26/63	Italy	20,000,000	EUR	22,914,002
Bank of America Corp.,
senior bond, 3.875%, 8/01/25	United States	6,000,000		6,123,594
senior note, 3.50%, 4/19/26.	United States	20,400,000		20,240,622
Barclays PLC,
senior note, 4.61% to 2/14/22, FRN thereafter, 2/15/23	United Kingdom	7,200,000		7,230,852
sub. note, 4.375%, 9/11/24	United Kingdom	500,000		491,185
Citigroup Inc.,
senior bond, 8.125%, 7/15/39	United States	4,400,000		6,437,911
senior note, 3.40%, 5/01/26.	United States	20,000,000		19,563,091

Quarterly Statement of Investments | See Notes to Statements of Investments. | 61

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Banks (continued)
HSBC Holdings PLC,
senior note, 3.60%, 5/25/23.	United Kingdom	10,900,000		$10,962,620
senior note, 4.30%, 3/08/26.	United Kingdom	16,600,000		16,924,945
[h] ICICI Bank Ltd./Dubai, senior note, 144A, 3.80%, 12/14/27	India	9,500,000		8,898,859
Industrial & Commercial Bank of China Ltd., senior note, 2.957%,
11/08/22	China	11,300,000		11,105,866
[h] Intesa Sanpaolo SpA, senior note, 144A, 6.50%, 2/24/21	Italy	1,000,000		1,034,485
JPMorgan Chase & Co.,
[i] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter,
Perpetual.	United States	10,400,000		10,655,684
senior bond, 3.30%, 4/01/26	United States	22,000,000		21,611,962
senior bond, 3.20%, 6/15/26	United States	10,800,000		10,500,062
senior note, 2.40%, 6/07/21.	United States	10,000,000		9,879,315
senior note, 3.25%, 9/23/22.	United States	11,000,000		11,093,899
[h] Norddeutsche Landesbank Girozentrale, secured note, 144A, 2.00%,
2/05/19	Germany	7,000,000		6,999,794
PHH Corp., senior note, 7.375%, 9/01/19	United States	5,400,000		5,477,625
Royal Bank of Canada, secured note, 2.10%, 10/14/21.	Canada	11,500,000		11,367,585
SVB Financial Group, senior note, 3.50%, 1/29/25	United States	6,000,000		5,816,747
[g] Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%,
11/04/22	Turkey	3,100,000	EUR	3,476,899
Wells Fargo & Co.,
[i] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual .	United States	1,200,000		1,213,002
sub. bond, 4.65%, 11/04/44	United States	10,000,000		10,083,015
[h] Westpac Banking Corp., senior secured note, 144A, 2.25%, 11/09/21.	Australia	10,800,000		10,679,850
[h] Woori Bank, sub. note, 144A, 4.75%, 4/30/24.	South Korea	9,750,000		9,946,219
				260,729,690
Capital Goods 1.4%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	4,500,000		4,337,457
[h] Amcor Finance USA Inc., senior note, 144A, 3.625%, 4/28/26	Australia	11,800,000		11,401,432
[h] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	6,600,000		6,171,000
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	3,400,000		3,400,000
CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	4,600,000		4,284,049
Lockheed Martin Corp., senior bond, 4.70%, 5/15/46	United States	13,900,000		15,294,724
United Technologies Corp., senior bond, 7.50%, 9/15/29	United States	8,000,000		10,227,546
[h] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	4,100,000		3,833,500
				58,949,708
Commercial & Professional Services 0.3%
[h] IHS Markit Ltd., senior note, 144A, 4.00%, 3/01/26	United States	4,100,000		3,915,500
Republic Services Inc., senior note, 2.90%, 7/01/26	United States	4,500,000		4,280,136
[h] West Corp., senior note, 144A, 8.50%, 10/15/25.	United States	5,000,000		4,193,750
				12,389,386
Consumer Services 0.8%
[h] Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	5,000,000		5,025,000
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	18,400,000		18,196,314
[h] Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior
note, 144A, 7.00%, 7/15/26	Canada	2,500,000		2,537,297
[h] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond,
144A, 5.25%, 5/15/27	United States	5,500,000		5,149,375
				30,907,986

|62

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials 2.7%
[h] Bayer US Finance LLC, senior note, 144A, 3.00%, 10/08/21	Germany	3,600,000	$3,548,057
Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23	United States	6,000,000	5,888,492
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	9,700,000	9,331,020
[h] FirstCash Inc., senior note, 144A, 5.375%, 6/01/24.	United States	2,800,000	2,814,000
GE Capital International Funding Co., senior bond, 3.373%,
11/15/25	United States	17,000,000	16,252,153
The Goldman Sachs Group Inc.,
senior note, 3.75%, 5/22/25.	United States	7,700,000	7,679,281
senior note, 3.75%, 2/25/26.	United States	21,300,000	21,129,338
Morgan Stanley,
senior bond, 4.30%, 1/27/45	United States	10,000,000	9,967,654
senior note, 3.875%, 1/27/26	United States	20,500,000	20,630,744
Navient Corp.,
senior bond, 8.00%, 3/25/20	United States	5,000,000	5,218,750
senior note, 7.25%, 9/25/23.	United States	4,200,000	4,278,750
senior note, 6.125%, 3/25/24	United States	1,300,000	1,249,625
Springleaf Finance Corp., senior note, 6.00%, 6/01/20	United States	700,000	714,000
			108,701,864
Energy 3.9%
BP Capital Markets PLC, senior note, 3.535%, 11/04/24	United Kingdom	6,200,000	6,363,928
[h] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	4,000,000	3,220,000
Cheniere Corpus Christi Holdings LLC, senior secured note, first lien,
5.875%, 3/31/25	United States	1,600,000	1,682,000
Cheniere Energy Partners LP, senior secured note, first lien, 5.25%,
10/01/25	United States	4,000,000	4,034,960
Chevron Corp., senior note, 2.895%, 3/03/24	United States	8,400,000	8,365,696
CNOOC Finance 2013 Ltd., senior note, 3.00%, 5/09/23	China	14,000,000	13,692,070
CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	11,000,000	10,898,965
Enable Midstream Partners LP,
senior bond, 5.00%, 5/15/44	United States	1,200,000	1,030,265
senior note, 3.90%, 5/15/24.	United States	3,600,000	3,510,269
Energy Transfer Operating LP, senior bond, 5.15%, 2/01/43	United States	6,000,000	5,559,810
Ensco PLC, senior bond, 5.75%, 10/01/44	United States	3,700,000	2,432,750
Exxon Mobil Corp.,
senior note, 2.222%, 3/01/21	United States	2,000,000	1,984,543
senior note, 3.176%, 3/15/24	United States	6,200,000	6,294,939
[h] Gaz Capital SA, (OJSC Gazprom), loan participation, senior note,
144A, 3.85%, 2/06/20	Russia	10,000,000	10,021,000
MPLX LP, senior bond, 4.00%, 2/15/25	United States	4,600,000	4,572,948
Oceaneering International Inc., senior note, 4.65%, 11/15/24.	United States	7,900,000	6,754,500
Sabine Pass Liquefaction LLC, senior secured bond, first lien, 5.00%,
3/15/27	United States	3,700,000	3,827,642
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	3,000,000	540,000
Shell International Finance BV, senior note, 3.40%, 8/12/23.	Netherlands	3,000,000	3,072,360
[h] Sinopec Group Overseas Development 2015 Ltd., senior note, 144A,
3.25%, 4/28/25	China	16,400,000	15,989,360
[h] Sinopec Group Overseas Development 2016 Ltd., senior note, 144A,
2.75%, 9/29/26	China	11,000,000	10,175,055
Sunoco Logistics Partners Operations LP, senior note, 4.25%,
4/01/24	United States	9,300,000	9,374,054
Total Capital International SA, senior bond, 3.75%, 4/10/24	France	8,200,000	8,473,839

|63

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Energy (continued)
Valero Energy Corp., senior bond, 4.90%, 3/15/45	United States	6,700,000		$6,811,980
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21.	United States	1,600,000		1,360,000
senior note, 8.25%, 6/15/23.	United States	2,000,000		1,290,000
[h] Woodside Finance Ltd.,
senior bond, 144A, 3.70%, 3/15/28	Australia	5,500,000		5,106,998
senior note, 144A, 3.70%, 9/15/26	Australia	4,000,000		3,770,804
				160,210,735
Food & Staples Retailing 0.5%
[h] Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	2,700,000		2,642,625
The Kroger Co., senior note, 4.00%, 2/01/24	United States	15,400,000		15,625,048
				18,267,673
Food, Beverage & Tobacco 1.3%
[h] Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc.,
senior note, 144A, 3.65%, 2/01/26	Belgium	17,000,000		16,730,798
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	12,000,000		10,595,091
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	19,300,000		17,890,715
Reynolds American Inc., senior bond, 5.70%, 8/15/35.	United Kingdom	9,300,000		9,373,810
				54,590,414
Health Care Equipment & Services 1.2%
[h] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	2,400,000		2,459,304
[h] Centene Corp., senior note, 144A, 5.375%, 6/01/26	United States	4,700,000		4,883,535
CHS/Community Health Systems Inc., senior secured note, first lien,
6.25%, 3/31/23	United States	5,000,000		4,793,750
CVS Health Corp.,
senior bond, 4.30%, 3/25/28	United States	1,800,000		1,824,789
senior note, 3.375%, 8/12/24	United States	5,200,000		5,125,372
Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	1,700,000		1,731,801
[h] Halfmoon Parent Inc., senior secured note, 144A, 4.125%, 11/15/25 .	United States	5,900,000		6,028,851
HCA Inc., senior secured bond, first lien, 5.50%, 6/15/47	United States	9,000,000		9,398,700
[h] MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	2,200,000		2,213,750
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19.	United States	9,660,000		9,675,698
				48,135,550
Insurance 1.2%
Aflac Inc., senior note, 0.932%, 1/25/27	United States	1,400,000,000	JPY	13,079,541
[h] Liberty Mutual Group Inc., senior bond, 144A, 4.569%, 2/01/29	United States	12,000,000		12,224,120
[h] Teachers Insurance & Annuity Assn. of America, sub. bond, 144A,
4.90%, 9/15/44	United States	20,400,000		21,921,781
				47,225,442
Materials 1.9%
ArcelorMittal, senior note, 5.50%, 3/01/21	France	1,300,000		1,348,444
[h] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 2/15/25	Luxembourg	5,000,000		4,887,500
[h] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	4,000,000		3,705,000
[h] Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%,
1/11/25	Mexico	4,000,000		4,036,040
The Chemours Co., senior note, 5.375%, 5/15/27.	United States	5,000,000		4,825,000
DowDuPont Inc., senior note, 4.205%, 11/15/23	United States	8,700,000		9,019,163
[h] First Quantum Minerals Ltd., senior note, 144A, 7.25%, 4/01/23.	Zambia	4,100,000		3,941,166

|64

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[h] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 5.125%, 3/15/23	Australia	900,000	$891,563
senior note, 144A, 5.125%, 5/15/24	Australia	1,900,000	1,860,613
Freeport-McMoRan Inc., senior bond, 3.875%, 3/15/23	United States	4,000,000	3,850,000
[h] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21 .	Switzerland	4,700,000	4,842,470
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	12,200,000	12,339,385
[h] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	1,800,000	1,526,625
[h] Northwest Acquisitions ULC/Dominion Finco Inc., secured note,
second lien, 144A, 7.125%, 11/01/22	Canada	1,300,000	1,298,310
[h] OI European Group BV, senior note, 144A, 4.00%, 3/15/23	United States	5,000,000	4,831,250
[h] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	2,300,000	2,087,250
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	5,600,000	5,676,592
[h] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA,
senior note, 144A, 7.00%, 7/15/24	United States	800,000	819,500
senior secured note, first lien, 144A, 5.125%, 7/15/23.	United States	1,600,000	1,604,960
[h] SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp., senior note, 144A, 7.50%, 6/15/25	United States	4,200,000	4,084,500
			77,475,331
Media & Entertainment 1.2%
21st Century Fox America Inc., senior note, 3.70%, 10/15/25.	United States	2,300,000	2,346,619
Baidu Inc., senior note, 4.375%, 5/14/24	China	5,000,000	5,118,450
[h] CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 144A, 5.375%, 5/01/25.	United States	3,200,000	3,224,960
senior bond, 144A, 5.00%, 2/01/28	United States	1,500,000	1,428,750
Comcast Corp., senior bond, 3.15%, 2/15/28	United States	8,100,000	7,772,977
CSC Holdings LLC,
senior bond, 8.625%, 2/15/19	United States	9,000,000	9,033,750
[h] senior bond, 144A, 5.375%, 2/01/28.	United States	3,000,000	2,891,250
[h] senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	5,000,000	4,962,500
[h] Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	13,200,000	12,817,002
			49,596,258
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Actavis Funding SCS, senior bond, 4.55%, 3/15/35	United States	7,800,000	7,519,401
Amgen Inc., senior bond, 4.95%, 10/01/41	United States	1,000,000	1,026,893
[h] Bausch Health Cos. Inc., senior bond, 144A, 6.125%, 4/15/25	United States	4,800,000	4,548,000
[h] Bayer U.S. Finance II LLC, senior bond, 144A, 4.375%, 12/15/28	Germany	3,900,000	3,830,665
Biogen Inc., senior bond, 5.20%, 9/15/45	United States	18,200,000	19,757,980
Celgene Corp., senior bond, 3.45%, 11/15/27	United States	6,500,000	6,227,009
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	13,200,000	13,624,207
[h] SABIC Capital II BV, senior note, 144A, 4.50%, 10/10/28.	Saudi Arabia	4,200,000	4,288,137
			60,822,292
Real Estate 0.9%
American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	United States	5,900,000	5,690,015
American Tower Corp.,
senior bond, 3.50%, 1/31/23	United States	6,200,000	6,183,828
senior bond, 4.40%, 2/15/26	United States	9,400,000	9,630,456
senior bond, 3.375%, 10/15/26	United States	6,500,000	6,204,883
National Retail Properties Inc., senior bond, 4.30%, 10/15/28	United States	9,700,000	9,850,146
			37,559,328

|65

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Retailing 1.4%
Alibaba Group Holding Ltd.,
senior bond, 4.50%, 11/28/34	China	10,000,000	$10,177,450
senior bond, 4.40%, 12/06/57	China	2,800,000	2,661,134
Amazon.com Inc., senior note, 2.80%, 8/22/24.	United States	6,400,000	6,362,593
Dollar Tree Inc., senior note, 4.00%, 5/15/25	United States	13,100,000	12,855,637
Home Depot Inc., senior note, 2.125%, 9/15/26	United States	14,200,000	13,105,418
[c,d,j] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22	South Africa	2,245,945	2,800
[d,j] K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22	South Africa	481,443	28,297
[h] Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	2,100,000	2,073,750
[h] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	16,500,000	10,436,250
			57,703,329
Semiconductors & Semiconductor Equipment 0.7%
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	22,000,000	21,915,669
[h] Qorvo Inc., senior note, 144A, 5.50%, 7/15/26	United States	5,000,000	4,975,000
			26,890,669
Software & Services 0.2%
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	9,300,000	9,239,127
Technology Hardware & Equipment 1.1%
[h] Dell International LLC/EMC Corp., senior secured note, first lien,
144A, 3.48%, 6/01/19	United States	12,000,000	12,005,032
Juniper Networks Inc.,
senior bond, 4.50%, 3/15/24	United States	4,500,000	4,540,424
senior bond, 4.35%, 6/15/25	United States	9,300,000	9,342,420
[h] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	11,100,000	11,127,750
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	1,800,000	1,776,078
[h] Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior
note, 144A, 6.75%, 6/01/25	United States	4,000,000	3,970,000
			42,761,704
Telecommunication Services 0.6%
Telefonica Emisiones SA,
senior note, 4.57%, 4/27/23.	Spain	3,000,000	3,129,360
senior note, 4.103%, 3/08/27	Spain	7,600,000	7,551,892
Verizon Communications Inc.,
senior bond, 2.625%, 8/15/26	United States	3,900,000	3,647,731
senior bond, 4.812%, 3/15/39	United States	11,065,000	11,345,832
			25,674,815
Transportation 0.4%
Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%,
1/02/21	United States	15,268	15,959
[h] DAE Funding LLC, senior note, 144A, 5.00%, 8/01/24.	United Arab Emirates	3,900,000	3,841,500
[h] DP World Ltd., senior bond, 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000	4,342,209
[h] Transurban Finance Co. Pty. Ltd., senior secured bond, 144A,
4.125%, 2/02/26	Australia	8,200,000	8,118,574
Union Pacific Railroad Co. 2005 Pass Through Trust, 2005-1,
5.082%, 1/02/29	United States	115,903	123,503
			16,441,745

|66

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Utilities 3.9%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	13,275,000	$12,943,125
[h] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	4,300,000	4,143,631
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000	883,202
Dominion Energy Inc., senior bond, 3.90%, 10/01/25	United States	12,200,000	12,284,419
Duke Energy Corp., senior bond, 3.15%, 8/15/27	United States	18,400,000	17,642,320
Duke Energy Indiana Inc., senior secured bond, 3.75%, 7/15/20	United States	2,015,000	2,041,770
[h,i] EDF SA, junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual	France	24,000,000	23,628,360
[h] EDP Finance BV, senior note, 144A, 3.625%, 7/15/24	Portugal	10,800,000	10,388,304
[h] Enogex LLC, senior bond, 144A, 6.25%, 3/15/20	United States	5,000,000	5,137,494
Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	9,000,000	8,419,165
[h] Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	6,700,000	6,681,843
PacifiCorp., secured bond, 6.10%, 8/01/36	United States	10,200,000	12,442,607
The Southern Co., senior bond, 3.25%, 7/01/26	United States	7,950,000	7,609,483
[h] State Grid Overseas Investment 2016 Ltd.,
senior note, 144A, 3.50%, 5/04/27	China	10,700,000	10,466,526
senior note, 144A, 4.25%, 5/02/28	China	6,700,000	6,938,252
[h] Talen Energy Supply LLC, senior note, 144A, 9.50%, 7/15/22	United States	5,100,000	5,227,500
[h] Three Gorges Finance I Cayman Islands Ltd., senior note, 144A,
3.70%, 6/10/25	China	12,800,000	12,765,952
Virginia Electric & Power Co., senior bond, 6.35%, 11/30/37	United States	520,000	651,157
			160,295,110
Total Corporate Bonds (Cost $1,389,006,512)			1,369,677,428

[k] Senior Floating Rate Interests 4.2%
Automobiles & Components 0.3%
Allison Transmission Inc., New Term Loans, 4.26%, (1-month USD
LIBOR + 1.75%), 9/23/22.	United States	6,053,983	6,033,170
[l,m] Thor Industries Inc., Term Loan B, TBD, 2/01/26.	United States	3,721,233	3,577,035
TI Group Automotive Systems LLC, Initial US Term Loan, 4.999%,
(1-month USD LIBOR + 2.50%), 6/30/22	United States	1,199,210	1,162,235
			10,772,440
Capital Goods 0.0%†
Altra Industrial Motion Corp., Term Loan, 4.499%, (1-month USD
LIBOR + 2.00%), 10/01/25	United States	619,226	609,679
Harsco Corp., Term Loan B-2, 4.75%, (1-month USD LIBOR +
2.25%), 12/10/24	United States	270,502	269,149
			878,828
Commercial & Professional Services 0.3%
Prime Security Services Borrower LLC, Term B-1 Loans, 5.249%,
(1-month USD LIBOR + 2.75%), 5/02/22	United States	6,450,882	6,371,400
United Rentals North America Inc., Initial Term Loans, 4.249%,
(1-month USD LIBOR + 1.75%), 10/30/25	United States	6,606,620	6,580,471
			12,951,871

|67

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[k] Senior Floating Rate Interests (continued)
Consumer Services 0.3%
Aristocrat Technologies Inc., Term B-3 Loans, 4.526%, (3-month USD
LIBOR + 1.75%), 10/19/24	United States	730,341	$718,815
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.50%,
(1-month USD LIBOR + 2.00%), 2/13/25	United States	5,013,302	4,964,749
Eldorado Resorts Inc.,
Initial Term Loan, 4.813%, (1-month USD LIBOR + 2.25%),
4/17/24	United States	1,765,330	1,747,677
Initial Term Loan, 4.813%, (3-month USD LIBOR + 2.25%),
4/17/24	United States	1,552,901	1,537,372
Greektown Holdings LLC, Initial Term Loan, 5.249%, (1-month USD
LIBOR + 2.75%), 4/25/24.	United States	375,527	374,588
Las Vegas Sands LLC, Term B Loans, 4.249%, (1-month USD LIBOR
+ 1.75%), 3/27/25	United States	1,389,500	1,367,416
			10,710,617
Diversified Financials 0.2%
FinCo I LLC (Fortress Investment Group), 2018 Replacement Term
Loan, 4.499%, (1-month USD LIBOR + 2.00%), 12/27/22	United States	4,823,592	4,778,974
Trans Union LLC, 2017 Replacement Term A-2 Loans, 4.249%,
(1-month USD LIBOR + 1.75%), 8/09/22	United States	2,623,203	2,593,692
			7,372,666
Energy 0.3%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 8.457%, (3-month USD LIBOR +
5.75%), 8/14/20	United States	2,328,911	2,293,977
Second Lien Initial Term Loan, 13.457%, (3-month USD LIBOR +
10.75%), 2/16/21	United States	592,359	557,805
Fieldwood Energy LLC, Closing Date Loans, 7.749%, (1-month USD
LIBOR + 5.25%), 4/11/22.	United States	6,287,342	5,788,284
Foresight Energy LLC, Term Loans, 8.249%, (1-month USD LIBOR +
5.75%), 3/28/22	United States	1,529,357	1,516,452
			10,156,518
Food & Staples Retailing 0.2%
Aramark Corp.,
U.S. Term B-2 Loan, 4.249%, (1-month USD LIBOR + 1.75%),
3/28/24	United States	3,614,485	3,592,798
U.S. Term B-3 Loan, 4.249%, (1-month USD LIBOR + 1.75%),
3/11/25	United States	1,834,185	1,824,250
Smart & Final Stores LLC, First Lien Term Loan, 5.999%, (1-month
USD LIBOR + 3.50%), 11/15/22	United States	1,556,745	1,439,989
			6,857,037
Food, Beverage & Tobacco 0.2%
JBS USA Lux S.A.,
New Initial Term Loans, 4.999%, (1-month USD LIBOR +
2.50%), 10/30/22	United States	1,119,262	1,109,468
New Initial Term Loans, 5.301%, (3-month USD LIBOR +
2.50%), 10/30/22	United States	6,528,862	6,471,735
Post Holdings Inc., Series A Incremental Term Loans, 4.52%,
(1-month USD LIBOR + 2.00%), 5/24/24	United States	1,771,793	1,754,075
			9,335,278

|68

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[k] Senior Floating Rate Interests (continued)
Health Care Equipment & Services 0.2%
DaVita Healthcare Partners Inc., Tranche B Term Loan, 5.249%,
(1-month USD LIBOR + 2.75%), 6/24/21	United States	2,058,446	$2,058,433
HCA Inc., Term Loan B11, 4.249%, (1-month USD LIBOR + 1.75%),
3/18/23	United States	1,811,682	1,807,606
IQVIA Inc.,
Term B-2 Dollar Loans, 4.803%, (1-month USD LIBOR + 2.00%),
1/20/25	United States	1,016,095	1,008,221
Term B-3 Dollar Loans, 4.249%, (1-month USD LIBOR + 1.75%),
6/11/25	United States	2,910,685	2,866,116
U.S. Renal Care Inc., Initial Term Loan, 7.053%, (3-month USD
LIBOR + 4.25%), 12/31/22	United States	2,149,098	2,115,966
			9,856,342
Materials 0.4%
Ashland LLC, Term B Loan, 4.249% - 4.269%, (1-month USD LIBOR
+ 1.75%), 5/17/24	United States	6,098,090	6,056,807
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan,
4.553%, (3-month USD LIBOR + 1.75%), 6/01/24.	United States	951,448	935,811
Chemours Co., Tranche B-2 US$ Term Loan, 4.25%, (1-month USD
LIBOR + 1.75%), 4/03/25.	United States	1,537,279	1,513,566
Crown Americas LLC, Dollar Term B Loan, 4.513%, (1-month USD
LIBOR + 2.00%), 4/03/25.	United States	1,068,270	1,070,050
Oxbow Carbon LLC,
Second Lien Term Loan, 9.999%, (1-month USD LIBOR +
7.50%), 1/04/24	United States	36,943	37,036
Tranche A Term Loan, 4.749%, (1-month USD LIBOR + 2.25%),
1/04/22	United States	1,980,000	1,970,100
Tranche B Term Loan, 5.999%, (1-month USD LIBOR + 3.50%),
1/04/23	United States	3,410,500	3,406,237
			14,989,607
Media & Entertainment 0.6%
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.759%, (1-month USD LIBOR +
2.25%), 12/15/23	United States	89,703	88,414
Initial Term Loans, 4.759%, (1-month USD LIBOR + 2.25%),
12/15/22	United States	1,530,879	1,508,872
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.759%,
(1-month USD LIBOR + 2.25%), 7/17/25	United States	1,080,078	1,049,356
Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.749%,
(1-month USD LIBOR + 2.25%), 2/15/24	United States	6,450,828	6,381,708
Gray Television Inc., Term C Loan, 5.02%, (3-month USD LIBOR +
2.50%), 1/02/26	United States	547,100	540,718
Lions Gate Capital Holdings LLC, Term A Loan, 4.249%, (1-month
USD LIBOR + 1.75%), 3/22/23	Canada	1,669,963	1,644,913
Live Nation Entertainment Inc., Term B-3 Loans, 4.25%, (1-month
USD LIBOR + 1.75%), 10/31/23	United States	6,449,133	6,430,321
Mediacom Illinois LLC, Tranche N Term Loan, 4.17%, (1-week USD
LIBOR + 1.75%), 2/15/24.	United States	6,159,720	6,092,992
Rackspace Hosting Inc., Term B Loans, 5.582%, (3-month USD
LIBOR + 3.00%), 11/03/23	United States	376,184	349,894
			24,087,188

|69

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[k] Senior Floating Rate Interests (continued)
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 6.75%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	2,993,371	$2,970,921
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
4.664%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	2,404,022	2,377,208
Horizon Pharma Inc., Fourth Amendment Refinancing Term Loans,
5.563%, (1-month USD LIBOR + 3.00%), 3/29/24.	United States	6,221,469	6,205,915
Syneos Health Inc., Initial Term B Loans, 4.499%, (1-month USD
LIBOR + 2.00%), 8/01/24.	United States	3,700,409	3,647,974
Valeant Pharmaceuticals International,
First Incremental Term Loan, 5.263%, (1-month USD LIBOR +
2.75%), 11/27/25	United States	2,887,500	2,851,406
Initial Term Loans, 5.513%, (1-month USD LIBOR + 3.00%),
6/02/25	United States	335,564	332,654
			18,386,078
Retailing 0.2%
Ascena Retail Group Inc., Tranche B Term Loan, 7.00%, (1-month
USD LIBOR + 4.50%), 8/21/22	United States	2,841,665	2,619,063
General Nutrition Centers Inc.,
Tranche B-2 Term Loans, 11.75%, (1-month USD LIBOR +
9.25%), 3/04/21	United States	773,469	749,298
Tranche B-2 Term Loans, 12.00%, (3-month USD LIBOR +
9.25%), 3/04/21	United States	781,154	756,744
Tranche B-2 Term Loans, 13.75%, (Prime + 8.25%), 3/04/21	United States	412,517	399,625
Harbor Freight Tools USA Inc., Refinancing Loans, 4.999%, (1-month
USD LIBOR + 2.50%), 8/19/23	United States	3,963,685	3,851,854
Jo-Ann Stores Inc., Initial Loans, 7.761%, (3-month USD LIBOR +
5.00%), 10/23/23	United States	1,060,402	1,049,798
[l,m] Wand NewCo. 3 Inc., First Lien Term Loan, TBD, 1/23/26	United States	320,776	320,709
			9,747,091
Semiconductors & Semiconductor Equipment 0.0%†
MKS Instruments Inc.,
Tranche B-4 Term Loan, 4.249%, (1-month USD LIBOR +
1.75%), 4/29/23	United States	102,440	102,360
[l,m] Tranche B-5 Term Loans, TBD, 2/01/26	United States	599,952	599,295
ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans,
4.249%, (1-month USD LIBOR + 1.75%), 3/31/23.	United States	1,245,404	1,232,464
			1,934,119
Software & Services 0.0%†
LegalZoom.com Inc., 2018 Term Loans, 7.019%, (1-month USD
LIBOR + 4.50%), 11/21/24	United States	309,140	309,333
Technology Hardware & Equipment 0.0%†
CommScope Inc., Tranche 5 Term Loans, 4.499%, (1-month USD
LIBOR + 2.00%), 12/29/22	United States	1,135,498	1,132,290
Telecommunication Services 0.0%†
Global Tel*Link Corp., First Lien Term Loan, 6.956%, (3-month USD
LIBOR + 4.25%), 11/29/25	United States	258,582	255,511

|70

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[k] Senior Floating Rate Interests (continued)
Transportation 0.4%
Air Canada, Term Loan, 4.50%, (1-month USD LIBOR + 2.00%),
10/06/23	Canada	41,154	$41,051
[l,m] Allegiant Travel Co., Term Loan B, TBD, 2/05/24.	United States	466,583	463,084
American Airlines Inc.,
2017 Replacement Term Loans, 4.516%, (1-month USD LIBOR
+ 2.00%), 10/10/21	United States	1,311,435	1,296,763
2018 Replacement Term Loans, 4.252%, (1-month USD LIBOR
+ 1.75%), 6/27/25	United States	6,450,000	6,203,088
Hertz Corp., Tranche B-1 Term Loan, 5.249%, (1-month USD LIBOR
+ 2.75%), 6/30/23	United States	3,869,347	3,773,820
Navios Maritime Midstream Partners LP, Initial Term Loan, 7.30%,
(3-month USD LIBOR + 4.50%), 6/18/20	Marshall Islands	1,679,275	1,618,401
Navios Maritime Partners LP, Initial Term Loan, 7.78%, (3-month USD
LIBOR + 5.00%), 9/14/20.	United States	2,737,504	2,723,816
			16,120,023
Utilities 0.1%
EFS Cogen Holdings I LLC (Linden),
Term B Advance, 5.75%, (1-month USD LIBOR + 3.25%),
6/28/23	United States	1,229,034	1,211,213
Term B Advance, 6.06%, (3-month USD LIBOR + 3.25%),
6/28/23	United States	3,546,465	3,495,041
NRG Energy Inc., Term Loan B, 4.249%, (1-month USD LIBOR +
1.75%), 6/30/23	United States	1,023,750	1,009,500
			5,715,754
Total Senior Floating Rate Interests
(Cost $174,013,761)			171,568,591

Foreign Government and Agency Securities 1.1%
[h] The Export-Import Bank of China, senior note, 144A, 3.625%,
7/31/24	China	11,300,000	11,360,285
[h] The Export-Import Bank of India, senior note, 144A, 3.875%,
2/01/28	India	11,400,000	10,951,279
The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20	South Korea	18,800,000	18,685,508
[h] Government of Ukraine,
144A, 7.75%, 9/01/20	Ukraine	292,000	289,722
144A, 7.75%, 9/01/21	Ukraine	229,000	225,513
144A, 7.75%, 9/01/22	Ukraine	229,000	221,472
144A, 7.75%, 9/01/23	Ukraine	229,000	219,096
144A, 7.75%, 9/01/24	Ukraine	229,000	214,878
144A, 7.75%, 9/01/25	Ukraine	229,000	210,602
144A, 7.75%, 9/01/26	Ukraine	229,000	208,871
144A, 7.75%, 9/01/27	Ukraine	229,000	207,176
[a,n] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	474,000	290,993
[h] Harvest Operations Corp., senior note, 144A, 4.20%, 6/01/23	South Korea	3,800,000	3,918,294
Total Foreign Government and Agency Securities
(Cost $47,653,493)			47,003,689

|71

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

U.S. Government and Agency Securities 8.2%
U.S. Treasury Bond,
3.125%, 11/15/41.	United States	6,000,000	$6,174,141
2.875%, 5/15/43	United States	23,100,000	22,660,107
3.00%, 11/15/44	United States	13,000,000	13,028,945
2.875%, 8/15/45	United States	5,000,000	4,891,016
2.50%, 2/15/46	United States	50,000,000	45,335,937
2.50%, 5/15/46	United States	60,000,000	54,349,219
2.25%, 8/15/46	United States	52,500,000	45,061,816
2.75%, 11/15/47	United States	11,500,000	10,924,775
3.125%, 5/15/48	United States	6,500,000	6,648,916
3.00%, 8/15/48	United States	14,000,000	13,977,305
U.S. Treasury Note,
2.125%, 6/30/21	United States	27,500,000	27,288,916
2.00%, 8/31/21	United States	15,000,000	14,831,250
2.625%, 12/31/25.	United States	7,000,000	7,045,391
[o] Index Linked, 0.125%, 7/15/24.	United States	64,224,943	62,580,213
Total U.S. Government and Agency Securities
(Cost $341,984,930)			334,797,947

Asset-Backed Securities and Commercial
Mortgage-Backed Securities 28.3%
Banks 0.6%
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49	United States	2,129,381	2,055,033
[p] Commercial Mortgage Trust,
2006-GG7, AJ, FRN, 5.692%, 7/10/38	United States	7,281,000	6,708,483
2006-GG7, AM, FRN, 5.692%, 7/10/38	United States	1,281,724	1,286,564
[h,p] CSMC, 2009-15R, 3A1, 144A, FRN, 4.304%, 3/26/36	United States	1,162,291	1,169,738
[q] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 3.26%,
(1-month USD LIBOR + 0.75%), 3/25/34	United States	956,757	960,556
[h,q] DBCG Mortgage Trust, 2017-BBG, A, 144A, FRN, 3.209%, (1-month
USD LIBOR + 0.70%), 6/15/34	United States	9,840,000	9,724,099
[q] FNMA, 2005-122, FN, FRN, 2.86%, (1-month USD LIBOR + 0.35%),
1/25/36	United States	380,188	381,153
[p,r] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN,
5.606%, 12/10/49	United States	1,687,435	1,700,445
[q] Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 3.25%,
(1-month USD LIBOR + 0.74%), 3/25/28	United States	835,726	804,963
[q] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN,
3.245%, (1-month USD LIBOR + 0.735%), 1/25/35	United States	478,855	479,494
[c] Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	11,576	11,577
			25,282,105
Diversified Financials 27.7%
[q] American Home Mortgage Investment Trust, 2004-3, 4A, FRN,
4.385%, (6-month USD LIBOR + 1.50%), 10/25/34	United States	1,008,669	996,521
[q] Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through
Certificates, 2004-R4, M1, FRN, 3.335%, (1-month USD LIBOR +
0.825%), 6/25/34	United States	2,672,153	2,689,913
[h,p] AMMC CLO 15 Ltd.,
2014-15A, ARR, 144A, FRN, 3.587%, 1/15/32.	United States	3,000,000	2,989,740
2014-15A, BRR, 144A, FRN, 4.127%, 1/15/32.	United States	922,984	922,301

|72

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[h,q] AMMC CLO 21 Ltd., 2017-21A, C, 144A, FRN, 4.659%, (3-month
USD LIBOR + 2.10%), 11/02/30	United States	1,000,000	$971,040
[h,q] AMMC CLO XI Ltd.,
2012-11A, BR2, 144A, FRN, 4.351%, (3-month USD LIBOR +
1.60%), 4/30/31	United States	5,050,000	4,978,593
2012-11A, CR2, 144A, FRN, 4.651%, (3-month USD LIBOR +
1.90%), 4/30/31	United States	3,750,000	3,582,300
2012-11A, DR2, 144A, FRN, 5.601%, (3-month USD LIBOR +
2.85%), 4/30/31	United States	1,750,000	1,654,135
[h,q] Antares CLO Ltd., 2018-1A, B, 144A, FRN, 4.411%, (3-month USD
LIBOR + 1.65%), 4/20/31.	United States	12,900,000	12,200,691
[h,q] Ares CLO Ltd., 2018-48A, D, 144A, FRN, 5.461%, (3-month USD
LIBOR + 2.70%), 7/20/30.	United States	2,000,000	1,883,600
[q] Argent Securities Inc. Asset-Backed Pass-Through Certificates,
2005-W2, A2C, FRN, 2.87%, (1-month USD LIBOR + 0.36%),
10/25/35	United States	2,132,422	2,137,936
[h,q] Atrium IX, 9A, AR, 144A, FRN, 3.947%, (3-month USD LIBOR +
1.24%), 5/28/30	United States	4,500,000	4,499,550
[h,p] Atrium XII, 2012A, CR, 144A, FRN, 3.591%, 4/22/27	United States	11,600,000	11,528,544
[h,q] Atrium XIII,
2013A, B, 144A, FRN, 4.261%, (3-month USD LIBOR + 1.50%),
11/21/30	United States	2,700,000	2,656,152
2013A, C, 144A, FRN, 4.561%, (3-month USD LIBOR + 1.80%),
11/21/30	United States	3,753,500	3,634,889
2013A, D, 144A, FRN, 5.461%, (3-month USD LIBOR + 2.70%),
11/21/30	United States	5,500,000	5,256,735
[h,p] Atrium XIV LLC, 14A, A2A, 144A, FRN, 4.229%, 8/23/30	United States	7,400,000	7,287,150
[h,p] Atrium XV,
15A, A1, 144A, FRN, 3.946%, 1/23/31	United States	3,150,000	3,135,856
15A, D, 144A, FRN, 5.776%, 1/23/31	United States	583,333	557,147
[h,q] Bain Capital Credit CLO,
2018-1A, A1, 144A, FRN, 3.732%, (3-month USD LIBOR +
0.96%), 4/23/31	United States	12,000,000	11,838,960
2018-1A, A2, 144A, FRN, 3.922%, (3-month USD LIBOR +
1.15%), 4/23/31	United States	5,100,000	5,055,630
[h,p] BBC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 4.911%,
10/20/30	United States	5,100,000	4,929,303
[q] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 3.39%, (1-month USD
LIBOR + 0.88%), 11/25/34	United States	169,709	168,923
[h,q] Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 4.11%, (1-month
USD LIBOR + 1.60%), 4/25/28	Bermuda	9,850,000	9,854,717
[h,q] Betony CLO 2 Ltd., 2018-1A, C, 144A, FRN, 5.651%, (3-month USD
LIBOR + 2.90%), 4/30/31.	United States	5,000,000	4,786,150
[h,p] BlueMountain CLO Ltd.,
2012-2A, AR2, 144A, FRN, 3.695%, 11/20/28	United States	1,291,071	1,285,803
2014-2A, A2R2, 144A, FRN, 4.161%, 10/20/30	United States	5,775,775	5,606,949
2014-2A, CR2, 144A, FRN, 4.961%, 10/20/30	United States	3,600,000	3,561,516
2018-3A, B, 144A, FRN, 4.541%, 10/25/30	United States	2,000,000	1,991,920
2018-3A, C, 144A, FRN, 4.971%, 10/25/30	United States	1,071,430	1,049,391

|73

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[h,p] BlueMountain CLO XXII Ltd., 2018-1A, B, 144A, FRN, 4.451%,
7/30/30	United States	272,725	$270,273
[h,q] BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, B, 144A, FRN, 4.619%,
(3-month USD LIBOR + 2.15%), 10/20/30	United States	4,010,000	3,978,481
[h,q] BlueMountain Fuji U.S. CLO III Ltd.,
2017-3A, C, 144A, FRN, 4.487%, (3-month USD LIBOR +
1.70%), 1/15/30	United States	1,500,000	1,441,530
2017-3A, D, 144A, FRN, 5.187%, (3-month USD LIBOR +
2.40%), 1/15/30	United States	1,600,000	1,500,320
[h,p] Burnham Park CLO Ltd., 2016-1A, BR, 144A, FRN, 4.261%,
10/20/29	United States	1,488,189	1,467,667
[h,p] Buttermilk Park CLO Ltd., 2018-1A, C, 144A, FRN, 4.887%, 10/15/31.	United States	1,452,380	1,410,886
[h,q] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, AR, 144A, FRN, 4.211%, (3-month USD LIBOR +
1.45%), 1/20/29	United States	6,280,000	6,328,230
2014-1A, A1R2, 144A, FRN, 3.743%, (3-month USD LIBOR +
0.97%), 4/17/31	United States	725,000	714,756
2014-1A, A2R2, 144A, FRN, 3.903%, (3-month USD LIBOR +
1.13%), 4/17/31	United States	6,300,000	6,253,695
2014-4RA, C, 144A, FRN, 5.687%, (3-month USD LIBOR +
2.90%), 7/15/30	United States	2,950,000	2,838,284
[h,p] Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN,
4.987%, 10/15/31	United States	10,000,000	9,620,400
[h,q] Carlyle U.S. CLO Ltd.,
2017-1A, A1A, 144A, FRN, 4.061%, (3-month USD LIBOR +
1.30%), 4/20/31	United States	18,160,000	18,152,918
2017-2A, A1B, 144A, FRN, 3.981%, (3-month USD LIBOR +
1.22%), 7/20/31	United States	10,650,000	10,626,144
2017-2A, B, 144A, FRN, 4.869%, (3-month USD LIBOR +
2.40%), 7/20/31	United States	8,829,000	8,835,269
2017-3A, B, 144A, FRN, 5.111%, (3-month USD LIBOR +
2.35%), 7/20/29	United States	1,000,000	1,000,480
2017-4A, C, 144A, FRN, 5.587%, (3-month USD LIBOR +
2.80%), 1/15/30	United States	545,000	525,860
2017-5A, A2, 144A, FRN, 4.161%, (3-month USD LIBOR +
1.40%), 1/20/30	United States	2,000,000	1,951,900
2017-5A, B, 144A, FRN, 4.561%, (3-month USD LIBOR +
1.80%), 1/20/30	United States	7,000,000	6,769,210
[h,q] Catamaran CLO Ltd.,
2014-2A, BR, 144A, FRN, 5.73%, (3-month USD LIBOR +
2.95%), 10/18/26	United States	6,401,000	6,406,313
2015-1A, C2R, 144A, FRN, 4.711%, (3-month USD LIBOR +
1.95%), 4/22/27	United States	7,600,000	7,471,484
[h,p] CIM Trust, 2018-INV1, A4, 144A, FRN, 4.00%, 8/25/48.	United States	12,920,855	13,032,122
[h,p] Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%,
5/25/42	United States	1,043,610	1,033,001
[h,p] Cole Park CLO Ltd., 2015-1A, BR, 144A, FRN, 4.361%, 10/20/28	United States	2,571,428	2,560,448
[h,p] Colombia Cent CLO 27 Ltd., 2018-27A, A2A, 144A, FRN, 4.09%,
10/25/28	United States	769,230	762,299

|74

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[h,p] Consumer Loan Underlying Bond (CLUB) Certificate Issuer Trust I,
2018-14, PT, 144A, FRN, 9.90%, 9/16/41	United States	6,767,211	$6,768,804
2018-29, PT, 144A, FRN, 27.64%, 12/15/43	United States	2,666,146	2,244,694
[h,q] Cook Park CLO Ltd., 2018-1A, A2, 144A, FRN, 3.893%, (3-month
USD LIBOR + 1.12%), 4/17/30	United States	6,000,000	5,951,460
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1,
5.00%, 9/25/19	United States	136,246	136,168
[h,q] Dryden 33 Senior Loan Fund, 2014-33A, AR, 144A, FRN, 4.217%,
(3-month USD LIBOR + 1.43%), 10/16/28	United States	12,185,000	12,191,458
[h,q] Dryden 41 Senior Loan Fund, 2015-41A, AR, 144A, FRN, 3.757%,
(3-month USD LIBOR + 0.97%), 4/15/31	United States	18,000,000	17,781,300
[h,q] Dryden 42 Senior Loan Fund, 2016-42A, DR, 144A, FRN, 5.717%,
(3-month USD LIBOR + 2.93%), 7/15/30	United States	800,000	770,776
[h,p] Dryden 45 Senior Loan Fund, 2016-45A, CR, 144A, FRN, 4.987%,
10/15/30	United States	1,250,000	1,239,738
[h,q] Dryden 49 Senior Loan Fund,
2017-49A, A, 144A, FRN, 3.99%, (3-month USD LIBOR +
1.21%), 7/18/30	United States	7,030,000	7,019,947
2017-49A, C, 144A, FRN, 5.13%, (3-month USD LIBOR +
2.35%), 7/18/30	United States	5,320,000	5,321,915
[h,q] Dryden 50 Senior Loan Fund,
2017-50A, A1, 144A, FRN, 4.007%, (3-month USD LIBOR +
1.22%), 7/15/30	United States	5,660,000	5,631,757
2017-50A, C, 144A, FRN, 5.037%, (3-month USD LIBOR +
2.25%), 7/15/30	United States	2,600,000	2,589,860
[h,q] Dryden 53 CLO Ltd.,
2017-53A, B, 144A, FRN, 4.187%, (3-month USD LIBOR +
1.40%), 1/15/31	United States	2,200,000	2,152,282
2017-53A, C, 144A, FRN, 4.487%, (3-month USD LIBOR +
1.70%), 1/15/31	United States	7,200,000	6,907,752
2017-53A, D, 144A, FRN, 5.187%, (3-month USD LIBOR +
2.40%), 1/15/31	United States	5,400,000	5,037,660
[h,q] Dryden 55 CLO Ltd.,
2018-55A, A1, 144A, FRN, 3.807%, (3-month USD LIBOR +
1.02%), 4/15/31	United States	17,000,000	16,818,270
2018-55A, D, 144A, FRN, 5.637%, (3-month USD LIBOR +
2.85%), 4/15/31	United States	2,000,000	1,904,580
[h,q] Dryden 64 CLO Ltd.,
2018-64A, A, 144A, FRN, 3.75%, (3-month USD LIBOR +
0.97%), 4/18/31	United States	1,200,000	1,181,856
2018-64A, D, 144A, FRN, 5.43%, (3-month USD LIBOR +
2.65%), 4/18/31	United States	4,000,000	3,828,120

|75

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[h,p] Dryden 70 CLO Ltd., 2018-70A, B, 144A, FRN, 4.54%, 1/16/32	United States	1,121,158	$1,116,012
[h,p] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN,
3.555%, 9/10/35	United States	3,255,000	3,290,713
[h,q] Ellington CLO III Ltd., 2018-3A, A1, 144A, FRN, 4.411%, (3-month
USD LIBOR + 1.65%), 7/20/30	United States	5,400,000	5,359,122
FHLMC Structured Agency Credit Risk Debt Notes,
[q] 2014-DN1, M2, FRN, 4.71%, (1-month USD LIBOR + 2.20%),
2/25/24	United States	2,112,023	2,151,232
[q] 2014-DN3, M3, FRN, 6.51%, (1-month USD LIBOR + 4.00%),
8/25/24	United States	14,575,270	15,802,149
[q] 2014-DN4, M3, FRN, 7.06%, (1-month USD LIBOR + 4.55%),
10/25/24	United States	9,550,071	10,557,691
[q] 2015-DN1, M3, FRN, 6.66%, (1-month USD LIBOR + 4.15%),
1/25/25	United States	12,251,430	13,142,008
[q] 2015-DNA2, M3, FRN, 6.41%, (1-month USD LIBOR + 3.90%),
12/25/27	United States	25,057,000	27,248,365
[q] 2015-DNA3, M2, FRN, 5.36%, (1-month USD LIBOR + 2.85%),
4/25/28	United States	13,063,394	13,398,769
[q] 2015-DNA3, M3, FRN, 7.21%, (1-month USD LIBOR + 4.70%),
4/25/28	United States	3,330,000	3,901,321
[q] 2015-HQ1, M3, FRN, 6.31%, (1-month USD LIBOR + 3.80%),
3/25/25	United States	28,711,666	30,401,167
[q] 2015-HQ2, M3, FRN, 5.76%, (1-month USD LIBOR + 3.25%),
5/25/25	United States	4,580,000	4,998,259
[q] 2015-HQA1, M2, FRN, 5.16%, (1-month USD LIBOR + 2.65%),
3/25/28	United States	10,602,007	10,747,567
[q] 2015-HQA2, M2, FRN, 5.31%, (1-month USD LIBOR + 2.80%),
5/25/28	United States	1,637,141	1,671,763
[q] 2016-DNA1, M2, FRN, 5.406%, (1-month USD LIBOR + 2.90%),
7/25/28	United States	4,761,967	4,843,466
[q] 2016-DNA1, M3, FRN, 8.056%, (1-month USD LIBOR + 5.55%),
7/25/28	United States	29,600,000	35,193,986
[q] 2016-DNA2, M2, FRN, 4.71%, (1-month USD LIBOR + 2.20%),
10/25/28	United States	13,933,570	14,016,447
[q] 2016-DNA2, M3, FRN, 7.16%, (1-month USD LIBOR + 4.65%),
10/25/28	United States	7,750,000	8,740,551
[q] 2016-HQA1, M2, FRN, 5.26%, (1-month USD LIBOR + 2.75%),
9/25/28	United States	8,660,158	8,789,262
[q] 2016-HQA2, M2, FRN, 4.76%, (1-month USD LIBOR + 2.25%),
11/25/28	United States	15,131,950	15,379,047
[q] 2016-HQA2, M3, FRN, 7.66%, (1-month USD LIBOR + 5.15%),
11/25/28	United States	11,120,000	12,995,507
[q] 2016-HQA3, M2, FRN, 3.86%, (1-month USD LIBOR + 1.35%),
3/25/29	United States	2,250,000	2,270,332
[q] 2017-DNA3, M2, FRN, 5.01%, (1-month USD LIBOR + 2.50%),
3/25/30	United States	6,500,000	6,684,595
[p] DNA1, M2, FRN, 5.76%, 7/25/29	United States	5,450,000	5,856,102

|76

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[h,q] Flagship CLO VIII Ltd.,
2014-8A, ARR, 144A, FRN, 3.629%, (3-month USD LIBOR +
0.85%), 1/16/26	United States	5,900,000	$5,867,137
2014-8A, DR, 144A, FRN, 5.829%, (3-month USD LIBOR +
3.05%), 1/16/26	United States	5,500,000	5,407,215
FNMA Connecticut Avenue Securities,
[q] 2014-C02, 1M2, FRN, 5.11%, (1-month USD LIBOR + 2.60%),
5/25/24	United States	14,520,000	15,180,082
[q] 2014-C02, 2M2, FRN, 5.11%, (1-month USD LIBOR + 2.60%),
5/25/24	United States	3,121,455	3,247,929
[q] 2014-C03, 1M2, FRN, 5.51%, (1-month USD LIBOR + 3.00%),
7/25/24	United States	17,049,704	18,110,704
[q] 2014-C03, 2M2, FRN, 5.41%, (1-month USD LIBOR + 2.90%),
7/25/24	United States	3,326,794	3,493,243
[q] 2014-C04, 1M1, FRN, 7.41%, (1-month USD LIBOR + 4.90%),
11/25/24	United States	14,914,042	16,765,611
[q] 2014-C04, 2M2, FRN, 7.51%, (1-month USD LIBOR + 5.00%),
11/25/24	United States	4,184,033	4,652,470
[q] 2015-C01, 1M2, FRN, 6.81%, (1-month USD LIBOR + 4.30%),
2/25/25	United States	3,416,986	3,734,598
[q] 2015-C01, 2M2, FRN, 7.06%, (1-month USD LIBOR + 4.55%),
2/25/25	United States	14,379,657	15,475,456
[q] 2015-C02, 1M2, FRN, 6.51%, (1-month USD LIBOR + 4.00%),
5/25/25	United States	16,268,386	17,719,008
[q] 2015-C02, 2M2, FRN, 6.51%, (1-month USD LIBOR + 4.00%),
5/25/25	United States	4,762,915	5,114,656
[q] 2015-C03, 1M2, FRN, 7.51%, (1-month USD LIBOR + 5.00%),
7/25/25	United States	11,443,116	12,881,415
[q] 2015-C03, 2M2, FRN, 7.51%, (1-month USD LIBOR + 5.00%),
7/25/25	United States	4,859,531	5,388,504
[p] 2016-C04, 1M2, FRN, 6.76%, 1/25/29	United States	11,100,000	12,357,430
[q] 2017-C01, 1B1, FRN, 8.26%, (1-month USD LIBOR + 5.75%),
7/25/29	United States	5,375,000	6,299,876
[q] 2017-C01, 1M2, FRN, 6.06%, (1-month USD LIBOR + 3.55%),
7/25/29	United States	1,860,000	2,006,527
[h,p] FREMF Mortgage Trust, 2018-K72, B, 144A, FRN, 3.992%, 12/25/50 .	United States	17,900,000	17,555,862
[h,p] Galaxy XXVI CLO Ltd., 2018-26A, D, 144A, FRN, 5.702%, 11/22/31	United States	586,957	560,996
[h,q] Galaxy XXVII CLO Ltd.,
2018-27A, A, 144A, FRN, 3.649%, (3-month USD LIBOR +
1.02%), 5/16/31	United States	1,000,000	984,500
2018-27A, C, 144A, FRN, 5.379%, (3-month USD LIBOR +
2.75%), 5/16/31	United States	750,000	709,035
[h,q] Gilbert Park CLO Ltd.,
2017-1A, B, 144A, FRN, 4.387%, (3-month USD LIBOR +
1.60%), 10/15/30	United States	1,000,000	988,700
2017-1A, D, 144A, FRN, 5.737%, (3-month USD LIBOR +
2.95%), 10/15/30	United States	2,600,000	2,536,898

|77

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[q] GSAA Home Equity Trust, 2005-5, M3, FRN, 3.455%, (1-month USD
LIBOR + 0.945%), 2/25/35	United States	1,746,182	$1,761,571
[h,q] Halcyon Loan Advisors Funding Ltd., 2018-1A, A2, 144A, FRN,
4.269%, (3-month USD LIBOR + 1.80%), 7/21/31.	United States	8,500,000	8,482,575
[h,p] Harbor Park CLO Ltd., 1A, A2, 144A, FRN, 4.239%, 1/20/31	United States	657,895	654,283
[h,q] HayFin Kingsland IX Ltd., 2013-6A, BR, 144A, FRN, 4.565%,
(3-month USD LIBOR + 1.80%), 4/28/31	United States	14,500,000	14,403,140
[q] Home Equity Mortgage Trust, 2004-4, M3, FRN, 3.485%, (1-month
USD LIBOR + 0.975%), 12/25/34	United States	851,442	852,967
[h,p] HPS Loan Management Ltd.,
2013A-18, A2, 144A, FRN, 3.886%, 10/15/30	United States	8,600,000	8,533,264
2013A-18, C, 144A, FRN, 4.586%, 10/15/30	United States	3,000,000	2,910,660
[h,q] Invitation Homes Trust, 2017-SFR2, A, 144A, FRN, 3.358%,
(1-month USD LIBOR + 0.85%), 12/17/36	United States	9,602,225	9,524,680
[h,q] LCM 26 Ltd.,
26A, B, 144A, FRN, 4.161%, (3-month USD LIBOR + 1.40%),
1/20/31	United States	2,000,000	1,954,640
26A, C, 144A, FRN, 4.561%, (3-month USD LIBOR + 1.80%),
1/20/31	United States	9,600,000	9,270,336
26A, D, 144A, FRN, 5.261%, (3-month USD LIBOR + 2.50%),
1/20/31	United States	600,000	560,472
[h,p] LCM XVI LP, 2016A, A2R, 144A, FRN, 3.967%, 10/15/31	United States	1,083,333	1,077,992
[h,q] LCM XVIII LP, 2018A, CR, 144A, FRN, 4.611%, (3-month USD
LIBOR + 1.85%), 4/20/31.	United States	2,000,000	1,918,460
[h,p] LCM XXII Ltd.,
22A, A2R, 144A, FRN, 4.211%, 10/20/28	United States	1,000,000	982,130
22A, CR, 144A, FRN, 5.561%, 10/20/28	United States	1,000,000	961,800
[h,q] LCM XXIII Ltd., 23A, A2, 144A, FRN, 4.611%, (3-month USD LIBOR
+ 1.85%), 10/20/29	United States	2,000,000	2,002,200
[h,q] LCM XXV Ltd., 25A, C2, 144A, FRN, 5.061%, (3-month USD LIBOR
+ 2.30%), 7/20/30	United States	443,666	441,967
[h,q] Long Point Park CLO Ltd.,
2017-1A, A2, 144A, FRN, 4.148%, (3-month USD LIBOR +
1.375%), 1/17/30	United States	5,800,000	5,679,534
2017-1A, B, 144A, FRN, 4.473%, (3-month USD LIBOR +
1.70%), 1/17/30	United States	2,700,000	2,594,889
2017-1A, C, 144A, FRN, 5.173%, (3-month USD LIBOR +
2.40%), 1/17/30	United States	3,100,000	2,896,578
[h,q] Madison Park Funding XXIII Ltd.,
2017-23A, B, 144A, FRN, 4.465%, (3-month USD LIBOR +
1.70%), 7/27/30	United States	3,840,000	3,835,661
2017-23A, C, 144A, FRN, 5.115%, (3-month USD LIBOR +
2.35%), 7/27/30	United States	1,000,000	995,000
[h,p] Madison Park Funding XXIX Ltd.,
2018-29A, A2, 144A, FRN, 4.23%, 10/18/30	United States	1,727,273	1,714,508
2018-29A, C, 144A, FRN, 4.98%, 10/18/30	United States	1,072,581	1,053,950

|78

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[h,q] Madison Park Funding XXVII Ltd., 2018-27A, A1B, 144A, FRN,
3.891%, (3-month USD LIBOR + 1.13%), 4/20/30.	United States	6,837,000	$6,788,389
[h,q] Madison Park Funding XXVIII Ltd., 2018-28A, D, 144A, FRN,
5.487%, (3-month USD LIBOR + 2.70%), 7/15/30.	United States	2,000,000	1,912,660
[h,p] Madison Park Funding XXXI Ltd.,
2018-31A, B, 144A, FRN, 4.476%, 1/23/31	United States	1,500,000	1,492,440
2018-31A, C, 144A, FRN, 4.926%, 1/23/31	United States	650,000	635,226
[h,q] Magnetite IX Ltd., 2014-9A, BR, 144A, FRN, 4.771%, (3-month USD
LIBOR + 2.00%), 7/25/26.	United States	1,010,000	1,000,668
[h,p] Magnetite Ltd., 2015-14RA, A1, 144A, FRN, 3.90%, 10/18/31	United States	15,000,000	14,868,150
[h,p] Mill City Mortgage Loan Trust, 2018-1, A1, 144A, FRN, 3.25%,
5/25/62	United States	2,519,260	2,508,377
[h,p] Mill City Mortgage Loan Trust , 2018-4, A1B, 144A, FRN, 3.50%,
4/25/66	United States	14,274,000	14,086,654
[h,p] Neuberger Berman CLO Ltd.,
2016-22A, A2R, 144A, FRN, 4.173%, 10/17/30	United States	8,300,000	8,245,552
2016-22A, CR, 144A, FRN, 4.973%, 10/17/30	United States	3,194,445	3,111,517
[h,p] Neuberger Berman CLO XVIII Ltd., 2014-18A, A1BR, 144A, FRN,
4.161%, 10/21/30	United States	1,700,000	1,703,332
[h,q] Neuberger Berman CLO XVI-S Ltd.,
2017-16SA, C, 144A, FRN, 4.387%, (3-month USD LIBOR +
1.60%), 1/15/28	United States	2,350,000	2,270,147
2017-16SA, D, 144A, FRN, 5.287%, (3-month USD LIBOR +
2.50%), 1/15/28	United States	650,000	621,998
[h] Neuberger Berman Loan Advisers CLO Ltd.,
[q] 2017-26A, B, 144A, FRN, 4.28%, (3-month USD LIBOR +
1.50%), 10/18/30	United States	5,772,370	5,676,837
[q] 2018-27A, C, 144A, FRN, 4.487%, (3-month USD LIBOR +
1.70%), 1/15/30	United States	4,900,000	4,625,012
[s] 2019-32A, C, 144A, FRN, 1/19/32	United States	2,000,000	2,000,000
[s] 2019-32A, D, 144A, FRN, 1/19/32	United States	1,973,685	1,973,685
[h,q] NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 4.239%, (3-month
USD LIBOR + 1.55%), 2/26/31	United States	11,200,000	11,003,552
[h,q] Octagon Investment Partners 18-R Ltd., 2018-18A, C, 144A, FRN,
5.479%, (3-month USD LIBOR + 2.70%), 4/16/31.	United States	9,050,000	8,614,876
[h,p] Octagon Investment Partners 28 Ltd., 16-1A, A2R, 144A, FRN,
4.229%, 10/24/30	United States	2,200,000	2,205,258
[h,q] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN,
5.161%, (3-month USD LIBOR + 2.40%), 7/20/30.	United States	1,707,068	1,700,649
[h,q] Octagon Investment Partners 33 Ltd.,
2017-1A, A2, 144A, FRN, 4.261%, (3-month USD LIBOR +
1.50%), 1/20/31	United States	400,000	393,040
2017-1A, C, 144A, FRN, 5.511%, (3-month USD LIBOR +
2.75%), 1/20/31	United States	2,800,000	2,688,168
[h,q] Octagon Investment Partners 35 Ltd.,
2018-1A, A1B, 144A, FRN, 3.861%, (3-month USD LIBOR +
1.10%), 1/20/31	United States	3,325,000	3,296,970
2018-1A, B, 144A, FRN, 4.461%, (3-month USD LIBOR +
1.70%), 1/20/31	United States	450,000	432,027

|79

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[h,q] Octagon Investment Partners 36 Ltd.,
2018-1A, A1, 144A, FRN, 3.757%, (3-month USD LIBOR +
0.97%), 4/15/31	United States	9,000,000	$8,883,180
2018-1A, A2, 144A, FRN, 3.987%, (3-month USD LIBOR +
1.20%), 4/15/31	United States	8,500,000	8,398,510
[h,q] Octagon Investment Partners 37 Ltd., 2018-2A, C, 144A, FRN,
5.621%, (3-month USD LIBOR + 2.85%), 7/25/30.	United States	2,000,000	1,909,700
[h,p] Octagon Investment Partners 38 Ltd., 2018-1A, C, 144A, FRN,
5.711%, 7/20/30	United States	4,000,000	3,847,040
[h,q] Octagon Investment Partners XVII Ltd., 2013-1A, CR2, 144A, FRN,
4.471%, (3-month USD LIBOR + 1.70%), 1/25/31.	United States	5,250,000	5,011,125
[h,q] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
3.748%, (3-month USD LIBOR + 1.13%), 8/12/26.	United States	5,449,541	5,455,480
[h,q] Octagon Investment Partners XXIII Ltd.,
2015-1A, BR, 144A, FRN, 3.987%, (3-month USD LIBOR +
1.20%), 7/15/27	United States	1,170,000	1,140,621
2015-1A, CR, 144A, FRN, 4.637%, (3-month USD LIBOR +
1.85%), 7/15/27	United States	2,700,000	2,652,804
2015-1A, DR, 144A, FRN, 5.337%, (3-month USD LIBOR +
2.55%), 7/15/27	United States	1,000,000	969,240
[h,p] Octagon Loan Funding Ltd., 2014-1A, ARR, 144A, FRN, 3.82%,
11/18/31	United States	1,000,000	994,480
[h,q] Race Point IX CLO Ltd., 2015-9A, A1AR, 144A, FRN, 3.997%,
(3-month USD LIBOR + 1.21%), 10/15/30	United States	1,175,000	1,172,204
[h,p] Race Point X CLO Ltd., 2016-10A, B1R, 144A, FRN, 4.421%,
7/25/31	United States	3,600,000	3,561,120
[h,q] Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.91%, (1-month USD
LIBOR + 1.40%), 3/25/28.	United States	6,557,000	6,546,175
[h,p] Strata CLO I Ltd., 2018-1A, B, 144A, FRN, 5.129%, 1/15/31	United States	11,000,000	11,042,790
[h,q] TCI-Cent CLO Income Note Issuer Ltd.,
2017-1A, B, 144A, FRN, 5.121%, (3-month USD LIBOR +
2.35%), 7/25/30	United States	3,069,687	3,071,744
2017-1A, C, 144A, FRN, 6.421%, (3-month USD LIBOR +
3.65%), 7/25/30	United States	1,000,000	1,000,810
[h,q] TCI-Flatiron CLO Ltd.,
2017-1A, B, 144A, FRN, 4.20%, (3-month USD LIBOR + 1.56%),
11/17/30	United States	3,500,000	3,444,455
2017-1A, C, 144A, FRN, 4.49%, (3-month USD LIBOR + 1.85%),
11/17/30	United States	2,800,000	2,670,696
2017-1A, D, 144A, FRN, 5.39%, (3-month USD LIBOR + 2.75%),
11/17/30	United States	11,800,000	11,197,138
[h,p] Towd Point Mortgage Trust,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56	United States	9,455,177	9,290,195
2017-1, A2, 144A, FRN, 3.50%, 10/25/56	United States	8,862,000	8,708,019
2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	4,415,380	4,330,049
2017-4, A1, 144A, FRN, 2.75%, 6/25/57	United States	7,195,806	7,061,156
2019-1, A1, 144A, FRN, 3.75%, 3/25/58	United States	15,145,000	15,052,758

|80

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[h] Voya CLO Ltd.,
[q] 2013-2A, CR, 144A, FRN, 5.521%, (3-month USD LIBOR +
2.75%), 4/25/31	United States	1,650,000	$1,567,583
[q] 2014-1A, BR2, 144A, FRN, 4.68%, (3-month USD LIBOR +
1.90%), 4/18/31	United States	1,000,000	971,790
[q] 2014-1A, CR2, 144A, FRN, 5.58%, (3-month USD LIBOR +
2.80%), 4/18/31	United States	4,000,000	3,822,200
[p] 2015-2A, AR, 144A, FRN, 3.742%, 7/23/27.	United States	4,840,000	4,830,417
[p] 2016-3A, CR, 144A, FRN, 6.03%, 10/18/31.	United States	2,547,170	2,513,955
[q] 2017-3A, B, 144A, FRN, 5.111%, (3-month USD LIBOR +
2.35%), 7/20/30	United States	3,091,704	3,092,817
[q] 2018-2A, A2, 144A, FRN, 4.037%, (3-month USD LIBOR +
1.25%), 7/15/31	United States	1,500,000	1,490,115
[q] 2018-2A, C1, 144A, FRN, 4.637%, (3-month USD LIBOR +
1.85%), 7/15/31	United States	700,000	677,523
[q] 2018-2A, D, 144A, FRN, 5.537%, (3-month USD LIBOR +
2.75%), 7/15/31	United States	2,000,000	1,918,640
2018-4A, B, 144A, FRN, 4.554%, 1/15/32	United States	1,896,104	1,899,669
[h,q] Webster Park CLO Ltd., 2015-1A, BR, 144A, FRN, 4.561%, (3-month
USD LIBOR + 1.80%), 7/20/30	United States	2,000,000	1,929,700
Wells Fargo Mortgage Backed Securities Trust,
[p] 2004-W, A9, FRN, 4.847%, 11/25/34	United States	740,217	761,266
2007-3, 3A1, 5.50%, 4/25/22	United States	85,321	86,553
[h,q] West CLO Ltd.,
2014-1A, A2R, 144A, FRN, 4.13%, (3-month USD LIBOR +
1.35%), 7/18/26	United States	2,860,000	2,829,369
2014-1A, BR, 144A, FRN, 4.63%, (3-month USD LIBOR +
1.85%), 7/18/26	United States	5,060,000	4,994,169
			1,129,431,403
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $1,164,455,688) .			1,154,713,508

Mortgage-Backed Securities 24.8%
[t] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 2.329%, (11th District COF +/- MBS Margin), 11/01/27.	United States	1,262,358	1,256,445
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 15.7%
FHLMC 30 Year, 4.00%, 8/01/48	United States	94,389,253	96,780,385
FHLMC 30 Year, 4.00%, 10/01/48.	United States	50,175,849	51,427,583
FHLMC 30 Year, 6.00%, 6/01/37	United States	30,712	33,610
FHLMC 30 Year, 6.50%, 8/01/25 - 11/01/31	United States	84,143	91,836
FHLMC 30 Year, 7.00%, 7/01/31	United States	5,917	6,122
FHLMC 30 Year, 8.00%, 2/01/30	United States	18,869	21,484
FHLMC 30 Year, 8.50%, 10/01/24.	United States	3,785	4,096
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	56,005	56,383
FHLMC Gold 15 Year, 6.00%, 10/01/21 - 9/01/22	United States	175,740	179,559
FHLMC Gold 30 Year, 3.50%, 12/01/47	United States	87,726,331	88,269,665
FHLMC Gold 30 Year, 3.50%, 4/01/48	United States	118,201,572	118,928,872
[u] FHLMC Gold 30 Year, 3.50%, 1/01/49	United States	90,500,000	91,014,416
FHLMC Gold 30 Year, 4.00%, 5/01/48	United States	24,275,475	24,922,093
[u] FHLMC Gold 30 Year, 4.00%, 1/01/49	United States	149,655,000	153,273,610

|81

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate
(continued)
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	1,679,114	$1,755,223
FHLMC Gold 30 Year, 5.00%, 8/01/33 - 2/01/39	United States	9,479,892	10,080,272
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	754,407	811,764
FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38	United States	997,993	1,092,790
FHLMC Gold 30 Year, 6.50%, 4/01/28 - 3/01/39	United States	780,874	872,127
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	58,925	65,864
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	14,764	17,006
FHLMC Gold 30 Year, 8.50%, 8/01/30	United States	1,312	1,448
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	251	253
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	2,801	2,807
			639,709,268
[t] Federal National Mortgage Association (FNMA) Adjustable Rate
0.1%
FNMA, 3.934%, (6-month USD LIBOR +/- MBS Margin), 10/01/32	United States	147,815	150,252
FNMA, 4.018%, (US 3 Year CMT T-Note +/- MBS Margin), 12/01/24 .	United States	8,982	9,216
FNMA, 2.325% - 4.107%, (11th District COF +/- MBS Margin),
12/01/27 - 9/01/34.	United States	2,761,202	2,815,498
FNMA, 3.345% - 4.644%, (12-month USD LIBOR +/- MBS Margin),
2/01/34 - 3/01/37	United States	987,707	1,024,853
FNMA, 4.073% - 4.836%, (US 1 Year CMT T-Note +/- MBS Margin),
5/01/25 - 10/01/36.	United States	239,006	249,581
			4,249,400
Federal National Mortgage Association (FNMA) Fixed Rate 6.8%
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	3,416	3,473
FNMA 15 Year, 5.50%, 12/01/22 - 12/01/23	United States	95,428	97,886
FNMA 15 Year, 6.00%, 9/01/22	United States	43,616	44,165
FNMA 30 Year, 3.50%, 11/01/47.	United States	117,206,674	117,867,323
FNMA 30 Year, 3.50%, 4/01/48	United States	50,965,257	51,242,381
[u] FNMA 30 Year, 3.50%, 1/01/49	United States	92,400,000	92,867,415
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	1,638,182	1,743,528
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	5,556,402	6,006,849
FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	6,971,674	7,632,551
FNMA 30 Year, 6.50%, 8/01/28 - 5/01/37	United States	185,274	202,674
FNMA 30 Year, 7.00%, 11/01/25.	United States	3,126	3,135
FNMA 30 Year, 7.50%, 1/01/30	United States	11,110	12,856
FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	61,700	72,849
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	60,697	61,852
			277,858,937
[t] Government National Mortgage Association (GNMA) Adjustable
Rate 0.0%†
GNMA, 3.375% - 4.125%, (US 1 Year CMT T-Note +/- MBS Margin),
1/20/23 - 10/20/26.	United States	30,533	31,356
Government National Mortgage Association (GNMA) Fixed Rate
2.2%
GNMA I SF 30 Year, 4.50%, 9/20/48	United States	84,618,139	87,921,287
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	160,619	177,670
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	21,194	23,053
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	28,674	31,946
GNMA I SF 30 Year, 7.50%, 2/15/22 - 5/15/26	United States	42,006	42,863
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	1,358	1,384

|82

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate
(continued)
GNMA II SF 30 Year, 6.00%, 5/20/31	United States	3,775	$4,147
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38.	United States	356,915	405,700
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33.	United States	39,639	44,907
			88,652,957
Total Mortgage-Backed Securities
(Cost $1,009,200,506)			1,011,758,363

Municipal Bonds 1.9%
California State GO, Various Purpose, 6.00%, 11/01/39	United States	2,385,000	2,456,407
Chicago Transit Authority Sales and Transfer Tax Receipts Revenue,
Pension Funding, Series A, 6.899%, 12/01/40	United States	800,000	1,024,504
Industry Public Facilities Authority Tax Allocation Revenue,
Transportation District, Industrial Redevelopment Project No. 2,
Refunding, Series B, AGMC Insured, 4.294%, 1/01/23	United States	10,000,000	10,260,600
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%,
10/01/24	United States	5,760,000	6,308,352
Orlando Health Obligated Group, 3.777%, 10/01/28	United States	2,810,000	2,840,424
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Ninety-First Series, 4.823%,
6/01/45	United States	4,570,000	4,785,613
Consolidated, Refunding, One Hundred Ninety-Second Series,
4.81%, 10/15/65	United States	15,000,000	16,894,650
Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	8,875,000	8,305,806
[v] Puerto Rico Electric Power Authority Power Revenue, Series A,
6.75%, 7/01/36	United States	12,000,000	7,575,000
San Jose RDA Successor Agency Tax Allocation, Senior, Refunding,
Series A-T, 3.226%, 8/01/27	United States	6,150,000	6,095,265
University of California Revenue, Limited Project, Refunding, Series
J, 4.131%, 5/15/45	United States	10,750,000	10,938,662
Total Municipal Bonds (Cost $78,997,129)			77,485,283

		Shares

Escrows and Litigation Trusts 0.0%
[a,c] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	43,500	—
[a,c] NewPage Corp., Litigation Trust	United States	2,500,000	—
Total Escrows and Litigation Trusts (Cost $2,307)			—
Total Investments before Short Term Investments
(Cost $4,375,495,138)			4,326,426,218

Short Term Investments (Cost $72,453,284) 1.8%

Money Market Funds 1.8%
[e,w] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	United States	72,453,284	72,453,284
Total Investments (Cost $4,447,948,422) 107.8%			4,398,879,502
Other Assets, less Liabilities (7.8)%			(317,925,823)
Net Assets 100.0%			$4,080,953,679

|83

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security is owned by FT Holdings Corporation I, a wholly-owned subsidiary of the Fund. See Note 8.
cFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
dSee Note 5 regarding restricted securities.
eSee Note 7 regarding investments in affiliated management investment companies.
fVariable rate security. The rate shown represents the yield at period end.
gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2019, the aggregate value of these securities was $26,390,901, representing 0.7% of net assets.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2019, the aggregate value of these securities was $1,196,046,545, representing 29.6% of net assets.
iPerpetual security with no stated maturity date.
jIncome may be received in additional securities and/or cash.
kThe coupon rate shown represents the rate at period end.
lA portion or all of the security purchased on a delayed delivery basis.
mA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
nThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
oPrincipal amount of security is adjusted for inflation.
pAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
qThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
rThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
sA portion or all of the security purchased on a when-issued basis.
tAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
uA portion or all of the security purchased on a to-be-announced (TBA) basis.
vDefaulted security or security for which income has been deemed uncollectible.
wThe rate shown is the annualized seven-day effective yield at period end.

|84

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

At January 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
Australian 10 Yr. Bond			Long	280	$27,186,652	3/15/19	$458,528
Canadian 10 Yr. Bond			Long	332	34,800,457	3/20/19	1,281,103
CME Ultra Long Term U.S. Treasury Bond			Long	113	18,207,125	3/20/19	38,734
Euro-Bund			Short	55	10,430,790	3/07/19	(170,120)
U.S. Treasury 2 Yr. Note			Long	1,567	332,718,172	3/29/19	1,910,223
U.S. Treasury 5 Yr. Note			Long	1,093	125,541,297	3/29/19	1,818,330
U.S. Treasury 10 Yr. Note			Long	523	64,051,156	3/20/19	744,036
U.S. Treasury 30 Yr. Bond			Long	1,195	175,291,562	3/20/19	8,337,110
Total Futures Contracts.							$14,417,944

*As of period end.

At January 31, 2019, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Indian Rupee	DBAB	Buy	631,935,000	$8,449,459	2/04/19	$452,205	$—
Indian Rupee	DBAB	Sell	631,935,000	8,864,287	2/04/19	—	(37,376)
Indian Rupee	JPHQ	Buy	386,000,000	5,159,393	2/04/19	277,941	—
Indian Rupee	JPHQ	Sell	386,000,000	5,409,951	2/04/19	—	(27,384)
Indonesian Rupiah	DBAB	Buy	139,844,100,000	8,975,873	2/04/19	1,033,367	—
Indonesian Rupiah	DBAB	Sell	139,844,100,000	9,889,965	2/04/19	—	(119,276)
Indonesian Rupiah	JPHQ	Buy	6,900,000,000	441,374	2/04/19	52,489	—
Indonesian Rupiah	JPHQ	Sell	6,900,000,000	487,633	2/04/19	—	(6,230)
Mexican Peso	DBAB	Buy	138,200,000	7,222,518	2/05/19	6	—
Mexican Peso	DBAB	Sell	138,200,000	7,261,607	2/05/19	39,082	—
Mexican Peso	JPHQ	Buy	261,250,000	13,017,647	2/05/19	635,643	—
Mexican Peso	JPHQ	Sell	127,000,000	6,511,151	2/05/19	—	(126,046)
Mexican Peso	JPHQ	Sell	134,250,000	7,060,958	2/05/19	44,866	—
Canadian Dollar	JPHQ	Sell	15,760,000	12,323,717	3/14/19	310,100	—
Euro	DBAB	Buy	9,222,965	10,548,121	3/14/19	46,542	—
Euro	DBAB	Sell	11,401,350	13,514,019	3/14/19	416,990	—
Euro	JPHQ	Sell	6,401,460	7,594,820	3/14/19	241,295	—
Euro	JPHQ	Sell	20,000,000	22,908,400	3/14/19	—	(66,126)
Polish Zloty	JPHQ	Buy	31,600,000	8,620,219	3/14/19	—	(124,995)
Swedish Krona	JPHQ	Buy	131,600,000	14,957,333	3/14/19	—	(360,139)
Swedish Krona	JPHQ	Sell	62,400,000	7,192,934	3/14/19	271,468	—
Australian Dollar	JPHQ	Sell	16,750,000	11,872,316	4/11/19	—	(320,223)
Brazilian Real	JPHQ	Buy	44,800,000	10,616,114	4/11/19	1,614,521	—
Brazilian Real	JPHQ	Sell	19,500,000	5,102,041	4/11/19	—	(221,561)
Chinese Yuan Renminbi	JPHQ	Sell	109,800,000	15,778,567	4/11/19	—	(595,603)
Philippine Peso	JPHQ	Buy	454,000,000	8,679,029	4/11/19	—	(10,495)

|85

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Forward Exchange Contracts (continued)

						Contract Settlement Unrealized			Unrealized
Currency		Counterparty[a] Type			Quantity	Amount	Date	Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
Philippine Peso		JPHQ	Sell	454,000,000		$8,224,761	4/11/19	$—	$(443,773)
South Korean Won		JPHQ	Sell	14,000,000,000		12,375,691	4/11/19	—	(239,384)
Indian Rupee		DBAB	Buy	631,935,000		8,729,590	6/21/19	17,561	—
Indian Rupee		JPHQ	Buy	386,000,000		5,319,002	6/21/19	23,953	—
Indonesian Rupiah		DBAB	Buy	139,844,100,000		9,721,522	6/21/19	134,381	—
Indonesian Rupiah		JPHQ	Buy	6,900,000,000		478,502	6/21/19	7,795	—
Mexican Peso		DBAB	Buy	138,200,000		7,115,789	6/21/19	—	(42,339)
Mexican Peso		JPHQ	Buy	134,250,000		6,918,498	6/21/19	—	(47,220)
Japanese Yen		JPHQ	Sell	1,400,000,000		13,061,164	7/18/19	27,651	—
Mexican Peso		JPHQ	Buy	206,500,000		10,517,470	8/08/19	—	(26,886)
Total Forward Exchange Contracts								$5,647,856	$(2,815,056)
Net unrealized appreciation (depreciation)								$2,832,800

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At January 31, 2019, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic						Unamortized
Payment Rate							Upfront	Unrealized
	Received	Payment Counter-		Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Traded Index
CDX.EM.30	1.00%	Quarterly		12/20/23	$56,100,000	$(1,699,839)	$(2,350,034)	$650,195	Investment
									Grade
CDX.NA.IG.24.	1.00%	Quarterly		6/20/25	25,000,000	(31,541)	(37,397)	5,856	Investment
									Grade
TotalCentrallyClearedSwapContracts						$(1,731,380)	$(2,387,431)	$656,051
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
TheAESCorp	(5.00)%	Quarterly	JPHQ	6/20/22	$13,275,000	$(1,946,093)	$(1,215,058)	$(731,035)
Ally Financial Inc	(5.00)%	Quarterly	CITI	12/20/22	5,200,000	(782,305)	(737,474)	(44,831)
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	8,800,000	(1,323,900)	(1,256,750)	(67,150)
CSCHoldingsLLC	(5.00)%	Quarterly	GSCO	3/20/19	9,000,000	(109,251)	(15,675)	(93,576)
DishDBSCorp	(5.00)%	Quarterly	JPHQ	6/20/21	6,520,000	(347,095)	(227,765)	(119,330)
Government of Italy	(1.00)%	Quarterly	BZWS	6/20/23	10,600,000	57,580	101,241	(43,661)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/19	3,466,666	18,573	143,270	(124,697)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/23	8,415,000	716,154	1,017,907	(301,753)
Nabors Industries Inc	(1.00)%	Quarterly	CITI	12/20/21	10,225,000	608,112	430,048	178,064
NavientCorp	(5.00)%	Quarterly	JPHQ	3/20/20	5,000,000	(250,539)	(206,887)	(43,652)
PHHCorp	(5.00)%	Quarterly	GSCO	9/20/19	5,400,000	(194,410)	5,960	(200,370)
SanminaCorp	(5.00)%	Quarterly	BZWS	6/20/19	3,600,000	(86,969)	(61,487)	(25,482)

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
Payment Rate							Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Buy Protection[d] (continued)
Single Name (continued)
SanminaCorp	(5.00)%	Quarterly	GSCO	6/20/19	7,500,000	(181,186)	(126,503)	(54,683)
Springleaf Finance
Corp	(5.00)%	Quarterly	GSCO	6/20/20	700,000	(40,957)	(11,708)	(29,249)
Tenet Healthcare Corp	(5.00)%	Quarterly	BZWS	3/20/19	2,325,000	(27,960)	(7,403)	(20,557)
Tenet Healthcare Corp	(5.00)%	Quarterly	GSCO	3/20/19	7,335,000	(88,208)	(19,849)	(68,359)
Contracts to Sell Protection[d,e]
Single Name
Capital One Financial
Corp	1.00%	Quarterly	JPHQ	12/20/22	$5,200,000	$67,126	$70,106	$(2,980)	BBB
DishDBSCorp	5.00%	Quarterly	JPHQ	6/20/23	6,520,000	(100,633)	(75,651)	(24,982)	B-
General Electric Co	1.00%	Quarterly	BZWS	12/20/23	4,000,000	(40,073)	(15,684)	(24,389)	BBB+
General Electric Co	1.00%	Quarterly	CITI	12/20/23	12,700,000	(127,233)	18,646	(145,879)	BBB+
General Electric Co	1.00%	Quarterly	JPHQ	12/20/23	1,950,000	(19,536)	(37,771)	18,235	BBB+
Goldman Sachs
GroupInc	1.00%	Quarterly	BZWS	12/20/22	7,850,000	101,792	115,485	(13,693)	BBB+
Goldman Sachs
GroupInc	1.00%	Quarterly	JPHQ	12/20/22	6,150,000	79,747	89,230	(9,483)	BBB+
Government of
Argentina	5.00%	Quarterly	BZWS	6/20/23	2,150,000	(77,432)	41,436	(118,868)	B
Government of
Argentina	5.00%	Quarterly	CITI	6/20/23	4,200,000	(151,262)	(94,994)	(56,268)	B
Government of
Argentina	5.00%	Quarterly	CITI	12/20/23	4,200,000	(168,412)	(232,390)	63,978	B
Government of
Colombia	1.00%	Quarterly	JPHQ	12/20/23	24,300,000	(222,324)	(162,975)	(59,349)	BBB-
Government of
Indonesia	1.00%	Quarterly	CITI	12/20/23	22,650,000	(96,211)	(478,736)	382,525	BBB-
Government of Italy	1.00%	Quarterly	BZWS	6/20/23	10,600,000	(378,140)	(443,955)	65,815	NR
Government of Italy	1.00%	Quarterly	JPHQ	12/20/23	6,000,000	(258,625)	(406,700)	148,075	NR
Government of
Malaysia	1.00%	Quarterly	BZWS	12/20/23	10,225,000	98,107	(33,516)	131,623	NR
Government of Mexico	1.00%	Quarterly	CITI	12/20/23	21,400,000	(301,858)	(165,044)	(136,814)	BBB+
Government of Vietnam .	1.00%	Quarterly	BZWS	12/20/23	10,225,000	(250,915)	(253,657)	2,742	BB-
MorganStanley	1.00%	Quarterly	BZWS	12/20/22	8,800,000	137,911	144,679	(6,768)	BBB+
Nabors Industries Inc	1.00%	Quarterly	CITI	12/20/23	7,075,000	(1,156,976)	(968,806)	(188,170)	BB
Nabors Industries Inc	1.00%	Quarterly	CITI	12/20/23	3,150,000	(515,120)	(527,226)	12,106	BB
Traded Index
[f]BNP Paribas Bespoke
Bordeaux Index,
Mezzanine Tranche
5-7%	2.00%	Quarterly	BNDP	12/20/20	5,300,000	(29,375)	—	(29,375)	Non-
									Investment
									Grade

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FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]BNP Paribas Bespoke
Bordeaux Index,
Mezzanine Tranche
7-10%	2.10%	Quarterly	BNDP	6/20/20	$5,150,000	$37,844	$—	$37,844	Non-
									Investment
									Grade
[f]Citibank Bespoke Broker
Index, Mezzanine
Tranche3-7%	1.30%	Quarterly	CITI	6/20/19	11,100,000	62,948	—	62,948	Non-
									Investment
									Grade
[f]Citibank Bespoke Broker
Index, Mezzanine
Tranche3-7%	1.40%	Quarterly	CITI	6/20/19	9,100,000	56,152	—	56,152	Non-
									Investment
									Grade
[f]Citibank Bespoke
Cambridge Index,
Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	10,400,000	(1,903,586)	(753,333)	(1,150,253)	Non-
									Investment
									Grade
[f]Citibank Bespoke Lima
Index, Mezzanine
Tranche5-7%	2.13%	Quarterly	CITI	12/20/19	10,500,000	(5,408)	—	(5,408)	Non-
									Investment
									Grade
[f]Citibank Bespoke
Lisbon Index, Equity
Tranche0-3%	0.00%	Quarterly	CITI	6/20/19	3,600,000	(285,679)	(163,361)	(122,318)	Non-
									Investment
									Grade
[f]Citibank Bespoke
Singapore Index, Equity
Tranche0-3%	0.00%	Quarterly	CITI	6/20/20	11,300,000	(2,455,920)	(2,185,821)	(270,099)	Non-
									Investment
									Grade
[f]Citibank Bespoke
Sydney Index, Equity
Tranche0-3%	0.00%	Quarterly	CITI	6/20/20	4,500,000	(1,389,188)	(993,742)	(395,446)	Non-
									Investment
									Grade

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FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
Payment Rate							Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke
Verona Index, Equity
Tranche0-3%	0.00%	Quarterly	CITI	12/20/19	$7,500,000	$(1,296,328)	$(666,868)	$(629,460)	Non-
									Investment
									Grade
[f]Citibank Bespoke
Verona Index,
Mezzanine Tranche
7-15%	0.40%	Quarterly	CITI	12/20/19	21,000,000	36,182	—	36,182	Non-
									Investment
									Grade
MCDX.NA.31	1.00%	Quarterly	CITI	12/20/23	2,325,000	26,924	23,006	3,918	Investment
									Grade
Total OTC Swap Contracts						$(14,503,955)	$(10,345,775)	$(4,158,180)
Total Credit Default Swap Contracts						$(16,235,335)	$(12,733,206)	$(3,502,129)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Pledged
Counterparty	(Received)
BNDP	$260,000
BOFA	(656,792)
CITI	10,110,000
DBAB	(1,997,244)
FBCO	(130,000)
GSCO	1,310,000
JPHQ	2,380,000
Total collateral	$11,275,964

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eThe fund enters contracts to sell protection to create a long credit position.
fRepresents a custom index comprised of a basket of underlying instruments.

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FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

At January 31, 2019, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
							Value/
							Unrealized
		Payment Counter- Maturity		Notional			Appreciation
Description	Frequency		party	Date	Amount		(Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			3,137,400		USD
Pay Fixed 2.50%.		Annual	CITI	5/04/21	2,700,000	EUR	$34,805

At January 31, 2019, the Fund had the following inflation index swap contracts outstanding. See Note 3.

Inflation Index Swap Contracts
							Value/
							Unrealized
		Payment		Maturity	Notional		Appreciaton
Description		Frequency	Counterparty	Date	Amount		(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.96%	At maturity			8/31/24	$24,600,000		$133,254
OTC Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.782%	At maturity		JPHQ	5/27/24	35,700,000		778,024
Total Inflation Index Swap Contracts							$911,278

At January 31, 2019, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
							Value/
							Unrealized
		Payment		Maturity	Notional		Appreciation
Underlying Instruments	Financing Rate	Frequency	Counterparty	Date	Value		(Depreciation)
OTC Swap Contracts
Long[a]
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	BNDP	3/20/19	$5,000,000		$100,429
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	FBCO	3/20/19	11,700,000		218,528
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	BOFA	6/20/19	40,000,000		1,004,242
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	CITI	6/20/19	28,000,000		640,881
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	CITI	6/20/19	36,200,000		(612,545)
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	GSCO	6/20/19	38,000,000		(565,642)
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	CITI	9/20/19	52,950,000		(1,034,540)
Total Total Return Swap Contracts							$(248,647)

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Abbreviations on page 103.

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FRANKLIN INVESTORS SECURITIES TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

On December 13, 2018, the Trust’s Board of Trustees approved a proposal to change the name of the Franklin Balanced Fund to Franklin Managed Income Fund, effective March 1, 2019.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

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FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds’ primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by

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FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At January 31, 2019, the Funds received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:

Franklin Low Duration Total return Fund $284,195

Franklin Total Return Fund $2,654,036

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

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FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Franklin Balanced Fund – Options

Franklin Floating Rate Daily Access Fund – Swaps

Franklin Low Duration Total Return Fund – Futures, forwards and swaps

Franklin Total Return Fund – Futures, forwards, swaps and VRI

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FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. MORTGAGE DOLLAR ROLLS

Franklin Total Return Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. RESTRICTED SECURITIES

At January 31, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/
Shares/		Acquisition
Units	Issuer	Date	Cost	Value
Franklin Floating Rate Daily Access Fund
1,132,044	[a] Appvion Operations Inc	6/14/18	$11,602,730	$11,535,618
1,458,043	Remington Outdoor Co. Inc	4/13/12 - 5/08/17	72,633,617	8,303,695
137,266	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
	Total Restricted Securities (Value is 0.6% of Net Assets)		$84,236,347	$19,839,313
Franklin Low Duration Total Return Fund
12,326,925	K2016470219 South Africa Ltd., A	4/15/13 - 2/01/17	$92,078	$9,293
1,226,701	K2016470219 South Africa Ltd., B	2/01/17	911	925
962,547	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
	3.00%, 12/31/22	4/15/13 - 12/31/18	1,412,574	1,200
206,330	K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
	25.00%, 12/31/22	2/01/17 - 12/31/18	163,856	12,127
72,043	Remington Outdoor Co. Inc	3/08/17	3,564,519	410,292
6,782	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$5,233,938	$433,837
Franklin Total Return Fund
28,762,824	K2016470219 South Africa Ltd., A	4/15/13 - 2/01/17	$221,469	$21,684
2,862,311	K2016470219 South Africa Ltd., B	2/01/17	2,125	2,158
2,245,945	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
	3.00%, 12/31/22	4/15/13 - 12/31/18	3,362,849	2,800
481,443	K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
	25.00%, 12/31/22	2/01/17 - 12/31/18	382,333	28,297
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$3,968,776	$54,939

aThe Fund also invests in unrestricted securities of the issuer, valued at $53,004,097 as of January 31, 2019.
†Rounds to less than 0.1% of net assets.

|95

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2019, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value		Realized	Unrealized
	at Beginning	Gross	Gross	at End	at End	Investment	Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
						Dividends
Appvion Operations Inc	1,132,044	—	—	1,132,044	$11,535,618	$—	$—	$(46,296)
Remington Outdoor Co. Inc	1,458,043	—	—	1,458,043	8,303,695	—	—	(10,573,079)
Remington Outdoor Co. Inc., Litigation Units .	137,266	—	—	137,266	—	—	—	—
					$19,839,313	$—	$—	$(10,619,375)

						Interest
Appvion Operations Inc., Term Loan, 8.80%,
(3-month USD LIBOR + 6.00%), 6/15/26	53,498,450	—	(134,144)	53,364,306	53,004,097	1,165,282	—	(364,248)
Total Affiliated Securities (Value is 2.2% of Net Assets)					$72,843,410	$1,165,282	$—	$(10,983,623)

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2019, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)
Franklin Adjustable U.S. Government Securities
Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	18,732,898	65,189,050	(62,698,834)	21,223,114	$21,223,114	$130,870	$—	$—
Franklin Balanced Fund
Controlled Affiliates
Franklin FTSE Europe Hedged
ETF.	1,350,000	—	(600,000)	750,000	$16,138,950	$—	$411,184 [a]	$(876,300)
Franklin FTSE Japan Hedged ETF .	1,250,000	—	(500,000)	750,000	16,893,150	—	$(640,528)[a]	(608,100)
Total Controlled Affiliates					$33,032,100	$—	$(229,344)	$(1,484,400)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	126,683,009	377,629,205	(446,756,726)	57,555,488	57,555,488	481,660	—	—
Total Affiliated Securities					$90,587,588	$481,660	$(229,344)	$(1,484,400)
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	163,242,682	156,408,933	(261,395,067)	58,256,548	$58,256,548	$560,568	$—	$—

|96

				FRANKLIN INVESTORS SECURITIES TRUST
			NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of					Net Change in
	Shares Held			Shares	Value				Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized		Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)		(Depreciation)
Franklin Equity Income Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	70,527,817	99,626,585	(127,433,204)	42,721,198	$42,721,198	$242,322	$—		$—
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate
Fund	6,729,194	—	—	6,729,194	$59,822,539	$1,547,647	$—		$(4,575,852)
Franklin Middle Tier Floating Rate
Fund	6,837,495	—	—	6,837,495	61,469,077	1,273,805	—		(2,803,372)
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	219,846,906	52,394,883	(74,385,574)	197,856,215	197,856,215	1,004,642	—		—
Total Affiliated Securities					$319,147,831	$3,826,094	$—		$(7,379,224)
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate
Fund	1,893,663	—	—	1,893,663	$16,834,666	$440,010	$—		$(1,287,691)
Franklin Middle Tier Floating Rate
Fund	2,389,308	—	—	2,389,308	21,479,875	449,849	—		(979,616)
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	58,057,813	291,826,613	(286,293,706)	63,590,720	63,590,720	380,188	—		—
Total Affiliated Securities					$101,905,261	$1,270,047	$—		$(2,267,307)
Franklin Real Return Fund
Non-Controlled Affiliates
Franklin Pelagos Commodities
Strategy Fund, Class R6	897,760	71,269	—	969,029	$5,552,536	$394,117	$—		$(650,089)
Franklin Total Return Fund
Controlled Affiliates
Franklin Liberty Investment Grade
Corporate ETF	400,000	—	—	400,000	$9,477,920	$92,440	$—		$259,920
Franklin Liberty Senior Loan ETF	299,900	615,000	—	914,900	22,758,137	215,233	—		(311,409)
Total Controlled Affiliates					$32,236,057	$307,673	$—		$(51,489)
Non-Controlled Affiliates
Franklin Flexible Alpha Bond Fund,
Class R6	10,172,940	—	—	10,172,940	97,965,412	905,523	$129,196	[a]	(1,322,482)
Franklin Lower Tier Floating Rate
Fund	997,589	—	—	997,589	8,868,567	231,799	—		(678,360)
Franklin Middle Tier Floating Rate
Fund	1,889,310	—	—	1,889,310	16,984,899	355,712	—		(774,617)
Institutional Fiduciary Trust Money
Market Portfolio, 2.05%	39,095,058	194,727,188	(161,368,962)	72,453,284	72,453,284	185,061	—		—
Total Non-Controlled Affiliates					$196,272,162	$1,678,095	$129,196		$(2,775,459)
Total Affiliated Securities					$228,508,219	$1,985,768	$129,196		$(2,826,948)

[a]Includes capital gain distributions received.

|97

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. INVESTMENTS IN FT HOLDINGS CORPORATION I (FT SUBSIDIARY)

Franklin Total Return Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At January 31, 2019, FT Subsidiary’s investment Turtle Bay Resort as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At January 31, 2019, the net assets of FT Subsidiary were $5,204,423, representing 0.1% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of January 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:[a]
Mortgage-Backed Securities	$—	$772,231,126	$—	$772,231,126
Short Term Investments	21,223,114	—	—	21,223,114
Total Investments in Securities	$21,223,114	$772,231,126	$—	$793,454,240

Franklin Balanced Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,353,088,177	$—	$—	$1,353,088,177
Equity-Linked Securities	—	465,229,591	—	465,229,591
Index-Linked Notes	—	32,599,375	—	32,599,375
Corporate Bonds	—	1,214,771,822	—	1,214,771,822
U.S. Government and Agency Securities	—	251,601,562	—	251,601,562
Options Purchased	28,640,000	—	—	28,640,000
Short Term Investments	57,555,488	74,617,675	—	132,173,163
Total Investments in Securities	$1,439,283,665	$2,038,820,025	$—	$3,478,103,690

Liabilities:
Other Financial Instruments:
Options Written	$3,688,000	$—	$—	$3,688,000

|98

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Franklin Convertible Securities Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Communication Services	$—	$47,577,512	$—		$47,577,512
Consumer Staples	62,527,500	55,171,978	—		117,699,478
All Other Equity Investments.	431,534,253	—	—		431,534,253
Convertible Bonds	—	2,979,918,117	—		2,979,918,117
Escrows and Litigation Trusts	—	—	—[c]		—
Short Term Investments	58,256,548	—	—		58,256,548
Total Investments in Securities	$552,318,301	$3,082,667,607	$—		$3,634,985,908

Franklin Equity Income Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,977,885,952	$—	$—		$1,977,885,952
Equity-Linked Securities	—	195,021,437	—		195,021,437
Short Term Investments	42,721,198	—	—		42,721,198
Total Investments in Securities	$2,020,607,150	$195,021,437	$—		$2,215,628,587

Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Support Services	$—	$—	$8,303,695	[c]	$8,303,695
Forest Products	—	—	11,535,618		11,535,618
Oil & Gas Exploration & Production	—	9,845,699	—		9,845,699
All Other Equity Investments.	121,291,616	—	—		121,291,616
Corporate Bonds	—	15,392,337	—		15,392,337
Senior Floating Rate Interests:
Personal Products	—	—	45,983,931		45,983,931
All Other Senior Floating Rate Interests	—	2,457,954,714	—		2,457,954,714
Asset-Backed Securities.	—	455,917,880	—		455,917,880
Short Term Investments	197,856,215	9,094	—		197,865,309
Total Investments in Securities	$319,147,831	$2,939,119,724	$65,823,244		$3,324,090,799

Liabilities:
Other Financial Instruments:
Swap Contracts.	$—	$821,229	$—		$821,229

|99

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Commercial & Professional Services	$—	$—	$410,292	[c]	$410,292
Retailing	—	—	10,218		10,218
All Other Equity Investments.	73,370,325	—	—		73,370,325
Corporate Bonds:
Retailing	—	33,544,541	1,200		33,545,741
All Other Corporate Bonds	—	962,895,987	—		962,895,987
Senior Floating Rate Interests	—	105,508,663	—		105,508,663
Foreign Government and Agency Securities	—	28,274,252	—		28,274,252
U.S. Government and Agency Securities	—	412,569,961	—		412,569,961
Marketplace Loans	—	—	13,153,722		13,153,722
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	1,268,085,882	—		1,268,085,882
Mortgage-Backed Securities	—	22,085,214	—		22,085,214
Municipal Bonds	—	22,359,270	—		22,359,270
Escrows and Litigation Trusts	—	—	—[c]		—
Short Term Investments	63,590,720	—	—		63,590,720
Total Investments in Securities	$136,961,045	$2,855,323,770	$13,575,432		$3,005,860,247

Other Financial Instruments:
Futures Contracts	$3,247,282	$—	$—		$3,247,282
Forward Exchange Contracts	—	2,077,423	—		2,077,423
Swap Contracts.	—	3,920,613	—		3,920,613
Total Other Financial Instruments	$3,247,282	$5,998,036	$—		$9,245,318

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,276,400	$—	$—		$1,276,400
Forward Exchange Contracts	—	714,820	—		714,820
Swap Contracts.	—	2,928,956	—		2,928,956
Total Other Financial Instruments	$1,276,400	$3,643,776	$—		$4,920,176

Franklin Real Return Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$39,118,741	$—	$—		$39,118,741
U.S. Government and Agency Securities	—	132,740,516	—		132,740,516
Short Term Investments	—	16,545,972	—		16,545,972
Total Investments in Securities	$39,118,741	$149,286,488	$—		$188,405,229

| 100

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Services	$—	$—	$34,113	$34,113
Retailing	—	—	23,842	23,842
All Other Equity Investments.	159,363,454	—	—	159,363,454
Corporate Bonds:
Retailing	—	57,700,529	2,800	57,703,329
All Other Corporate Bonds	—	1,311,974,099	—	1,311,974,099
Senior Floating Rate Interests	—	171,568,591	—	171,568,591
Foreign Government and Agency Securities	—	47,003,689	—	47,003,689
U.S. Government and Agency Securities	—	334,797,947	—	334,797,947
Asset-Backed Securities and Commercial
Mortgage-Backed Securities:
Banks	—	25,270,528	11,577	25,282,105
All Other Asset-Backed Securities and
Commercial Mortgage-Backed Securities	—	1,129,431,403	—	1,129,431,403
Mortgage-Backed Securities	—	1,011,758,363	—	1,011,758,363
Municipal Bonds	—	77,485,283	—	77,485,283
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	72,453,284	—	—	72,453,284
Total Investments in Securities	$231,816,738	$4,166,990,432	$72,332	$4,398,879,502

Other Financial Instruments:
Futures Contracts	$14,588,064	$—	$—	$14,588,064
Forward Exchange Contracts	—	5,647,856	—	5,647,856
Swap Contracts.	—	4,766,421	—	4,766,421
Total Other Financial Instruments	$14,588,064	$10,414,277	$—	$25,002,341

Liabilities:
Other Financial Instruments:
Futures Contracts	$170,120	$—	$—	$170,120
Forward Exchange Contracts	—	2,815,056	—	2,815,056
Swap Contracts.	—	7,571,114	—	7,571,114
Total Other Financial Instruments	$170,120	$10,386,170	$—	$10,556,290

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred, convertible preferred stocks and management investment companies as well as other equity interests.
cIncludes securities determined to have no value at January 31, 2019.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended January 31,
2019, is as follows:

Net Change in
Unrealized
Appreciation
							Net	Net		(Depreciation)
	Balance at				Transfer		Realized	Unrealized	Balance	on Assets
	Beginning of				Into (Out)	Cost Basis	Gain	Appreciation	at End	Held at
	Period		Purchases	Sales	Level 3	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Diversified Support Services	$18,876,774	[b]	$-	$-	$-	$-	$-	$(10,573,079)	$ 8,303,695[b]	$(10,573,079)

| 101

FRANKLIN INVESTORS SECURITIES TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. FAIR VALUE MEASUREMENTS (continued)

									Net Change in
									Unrealized
									Appreciation
						Net	Net		(Depreciation)
	Balance at			Transfer		Realized	Unrealized	Balance	on Assets
	Beginning of			Into (Out)	Cost Basis	Gain	Appreciation	at End	Held at
	Period	Purchases	Sales	Level 3	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Forest Products	$11,581,914	$-	$-	$-	$-	$-	$(46,296)	$11,535,618	$(46,296)
Senior Floating Rate Interests:
Personal Products	45,928,772	308,144	-	-	-	-	(252,985)	45,983,931	(252,985)

Total Investments in Securities	76,387,460	308,144	-	-	-	-	(10,872,360)	65,823,244	(10,872,360)
[a]Includes common stocks and other equity interests.
[b]Includes securities determined to have no value.

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2019, are as follows:

					Impact to Fair
	Fair Value at				Amount/Range Value if Input
Description	End of period		Valuation Technique	Unobservable Inputs	(Weighted Averagea) Increases[b]
Franklin Floating Rate Daily Access
Fund
Assets:
Investments in Securities:
Equity Investments:
			Discounted cash	Discount for lack of
Diversified Support Services	$8,303,695		flow	marketability	20.0% Decrease
				Long-term revenue
				growth rate	1.0% Increase
				Weighted average
				cost
				of capital	13.1% Decrease[c]
			Consensus Pricing	Offered quote	$3.50 Increase[d]
				Discount for lack of
Forest Products.	11,535,618		Market Comparables	marketability	20.0% Decrease[d]
				EV/EBITDA multiple	6.2x Increase[d]
Senior Floating Rate Interests:
			Discounted cash		11.8% - 12.6%
Personal Products	45,461,069		flow	Discount rate	(12.5%) Decrease[c]
				Free cash flow	$15.6 (mil)	Increase[c]
All other investments[e]	522,862	[f]
Total	$65,823,244

aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cRepresents a significant impact to fair value and net assets.
dRepresents a significant impact to fair value but not net assets.
eIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.
fIncludes securities determined to have no value at January 31, 2019.

| 102

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization

EV - Enterprise value

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statements of Investments.

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BNDP	BNP Paribas SA	BRL	Brazilian Real	ADR	American Depositary Receipt
BOFA	Bank of America Corp.	EUR	Euro	AGMC	Assured Guaranty Municipal Corp.
BZWS	Barclays Bank PLC	JPY	Japanese Yen	ARM	Adjustable Rate Mortgage
CITI	Citigroup, Inc.	MXN	Mexican Peso	CDO	Collateralized Debt Obligation
DBAB	Deutsche Bank AG	USD	United States Dollar	CLO	Collateralized Loan Obligation
FBCO	Credit Suisse Group AG			CMT	Constant Maturity Treasury Index
GSCO	The Goldman Sachs Group, Inc.			COF	Cost of Funds
HSBK	HSBC Bank PLC			EDA	Economic Development Authority
JPHQ	JP Morgan Chase & Co.			ETF	Exchange Traded Fund
				FRN	Floating Rate Note
				GDP	Gross Domestic Product
				GO	General Obligation
				IO	Interest Only
				LIBOR	London InterBank Offered Rate
				MBS	Mortgage-Backed Security
				MFM	Multi-Family Mortgage
				PIK	Payment-In-Kind
				REIT	Real Estate Investment Trust
				SF	Single Family
				SPDR	S&P Depositary Receipt
				T-Bill	Treasury Bill
				T-Note	Treasury Note
				VRI	Value Recovery Instruments

Index
CDX.EM.Series number	CDX Emerging Markets Index
CDX.NA.HY.Series number	CDX North America High Yield Index
CDX.NA.IG.Series number	CDX North America Investment Grade Index
MCDX.NA.Series number	MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2019

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 27, 2019